                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period: March 31, 2004
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Income Funds, Annual Report at March 31, 2004.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                                   Income Funds

                                           2004 ANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

        March 31, 2004                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             STATEMENT OF ASSETS AND LIABILITIES...............  3
             STATEMENT OF OPERATIONS...........................  5
             STATEMENT OF CHANGES IN NET ASSETS................  7
             FINANCIAL HIGHLIGHTS.............................. 10
             PORTFOLIO OF INVESTMENTS.......................... 16
             NOTES TO FINANCIAL STATEMENTS..................... 52
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
              FIRM............................................. 68
             TRUSTEE INFORMATION............................... 69
             SHAREHOLDER TAX INFORMATION....................... 72
             COMPARISONS: PORTFOLIOS VS. INDEXES............... 73

        Shareholder Letter


Dear Shareholders:

Over the past twelve months the fixed income markets have posted solid performance during a fairly volatile period. The bell weather ten-year U.S. Treasury experienced a sharp rally during the Spring of 2003 in anticipation of a possible 13th reduction of the Federal Funds rate by the Federal Reserve. Nevertheless, the 25 basis point reduction to 1% disappointed markets that had been expecting 50 basis points and left participants with the distinct impression that this was quite possibly the final easing move in the current cycle. Hence, a sharp sell-off ensued as 10-year bond yields increased by over 100 basis points, or 1%. Expectations of job growth failed to materialize, while inflation remained at bay, and yields subsequently retraced their summer spike. The 10-year note ended March at 3.85%, nearly the same level at which it began this reporting period.

Economic growth improved as the year progressed. The monetary and fiscal stimulus took hold with third quarter 2003 GDP growing at 8.2% followed by over 4% growth in both the 4th quarter of 2003 and the first quarter of 2003. While productivity growth was strong, there were few signs of consistent job growth or inflation. Core inflation--the Consumer Price Index (CPI) minus food and energy prices--fell from 1.7% to 1.1% by the end of the period. This was a level we have not seen since February 1966. Low inflation and stagnant job creation kept any interest rate tightening by the Federal Reserve on hold throughout the period.

Another important driver in the Treasury market over the past 12 months was the buying of U.S. Government securities by Foreign Central Banks. This group is estimated to have purchased a total of $217 billion in 2003 and $93 billion in the first quarter of 2004. The volatility in the Treasury market over the summer impacted GNMA and other mortgage securities, as they underperformed dramatically over this period. Nevertheless, these securities rebounded in the later half of 2003 as a relatively stable trading range was established in the U.S. Treasury market.

The improvements in the economy and corresponding strengthening of corporation's balance sheets clearly benefited the corporate credit sector, particularly high yield. Investors were attracted to the high yield market's double-digit average yields in a low interest rate environment. Emerging market debt was another higher risk fixed income asset class that benefited from a strengthening global economy and a low interest rate environment.

The municipal market continued to present an attractive after-tax alternative. Many municipalities, California clearly being the most notable, have faced budget pressure that has led to a record supply of municipal bonds during the period.

Thank you for your continued investment in our Funds and we encourage you to visit our website, www.sunamericafunds.com, for current information.

Sincerely,

The AIG SunAmerica Income Funds Investment Professionals

       AIG SunAmerica Asset Management Corp. AIG Global Investment Corp.
       ------------------------------------- -
       Michael Cheah                         Greg Braun  Steven Guterman
       Brian Tesseyman                       Hutch Bryan Rob Vandem Assem
       Brian Wiese

--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004

                                                                             U.S. Government
                                                                 Core Bond     Securities        GNMA        Strategic
                                                                   Fund           Fund           Fund        Bond Fund
                                                                ------------ --------------- ------------  ------------
ASSETS:
Investment securities, at value*............................... $227,933,519  $255,855,859   $510,095,911  $ 95,039,093
Short-term securities*.........................................           --            --             --       860,000
Repurchase agreements (cost equals market).....................    7,071,000     8,986,000     69,767,000     3,365,000
Deposit with brokers for securities sold short.................           --            --             --            --
Cash...........................................................          329            --          1,240     5,420,310
Foreign cash*..................................................           --            --             --        27,431
Receivables for:
  Shares of beneficial interest sold...........................      572,710       130,738      1,297,990       669,433
  Dividends and interest.......................................    1,962,413     1,384,577      2,045,941     1,790,680
  Investments sold.............................................    6,764,908       472,593             --     1,336,288
Prepaid expenses and other assets..............................        1,329         1,222          2,293           335
Due from investment adviser....................................       65,074        61,068        205,360            --
                                                                ------------  ------------   ------------  ------------
  Total assets.................................................  244,371,282   266,892,057    583,415,735   108,508,570
                                                                ------------  ------------   ------------  ------------
LIABILITIES:
Payables for:
  Shares of beneficial interest redeemed.......................    5,650,640       291,768      1,354,594       303,170
  Investments purchased........................................   11,212,665     9,135,938     10,151,042     1,910,555
  Investment advisory and management fees......................      120,981       139,246        219,765       102,171
  Distribution and service maintenance fees....................       50,307       104,537        291,451        62,554
  Other accrued expenses.......................................      280,968       247,186        195,205       139,244
Interest payable on securities sold short......................           --            --             --            --
Dividends payable..............................................        8,078       139,933        189,115       205,987
Due to custodian...............................................                    471,794
Securities sold short, at value#...............................           --            --             --            --
Unrealized depreciation on forward foreign currency contracts..           --            --             --        46,043
                                                                ------------  ------------   ------------  ------------
  Total liabilities............................................   17,323,639    10,530,402     12,401,172     2,769,724
                                                                ------------  ------------   ------------  ------------
   Net assets.................................................. $227,047,643  $256,361,655   $571,014,563  $105,738,846
                                                                ============  ============   ============  ============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 par value.................. $    216,368  $    265,815   $    501,296  $    309,782
Paid-in capital................................................  221,683,791   261,065,249    563,121,348   135,502,754
                                                                ------------  ------------   ------------  ------------
                                                                 221,900,159   261,331,064    563,622,644   135,812,536
Accumulated undistributed net investment income (loss).........      198,080      (138,253)         4,199       160,688
Accumulated net realized gain (loss) on investments, futures contracts, options contracts and foreign exchange
 transaction...................................................    1,911,024   (10,030,026)      (544,936)  (36,349,625)
Unrealized appreciation (depreciation) on investments..........    3,038,380     5,198,870      7,932,656     6,159,833
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................           --            --             --       (44,586)
Unrealized appreciation (depreciation) on securities sold short           --            --             --            --
                                                                ------------  ------------   ------------  ------------
   Net assets.................................................. $227,047,643  $256,361,655   $571,014,563  $105,738,846
                                                                ============  ============   ============  ============
*Identified cost
  Investment securities........................................ $224,895,139  $250,656,989   $502,163,255  $ 88,879,260
                                                                ============  ============   ============  ============
  Short-term securities........................................ $         --  $         --   $         --  $    860,000
                                                                ============  ============   ============  ============
  Foreign cash................................................. $         --  $         --   $         --  $     27,376
                                                                ============  ============   ============  ============
#Proceeds from securities sold short........................... $         --  $         --   $         --  $         --
                                                                ============  ============   ============  ============

                                                                  High Yield
                                                                     Bond       Tax Exempt
                                                                     Fund      Insured Fund
                                                                -------------  ------------
ASSETS:
Investment securities, at value*............................... $ 286,419,758  $ 84,513,304
Short-term securities*.........................................            --    15,908,754
Repurchase agreements (cost equals market).....................     6,025,000            --
Deposit with brokers for securities sold short.................       715,005            --
Cash...........................................................           331            --
Foreign cash*..................................................        70,010            --
Receivables for:
  Shares of beneficial interest sold...........................     3,122,111       128,881
  Dividends and interest.......................................     6,369,586     1,232,251
  Investments sold.............................................     8,130,835            --
Prepaid expenses and other assets..............................           839           427
Due from investment adviser....................................         3,212            --
                                                                -------------  ------------
  Total assets.................................................   310,856,687   101,783,617
                                                                -------------  ------------
LIABILITIES:
Payables for:
  Shares of beneficial interest redeemed.......................       318,117       109,430
  Investments purchased........................................    10,496,879     9,841,058
  Investment advisory and management fees......................       187,818        41,488
  Distribution and service maintenance fees....................       136,821        40,057
  Other accrued expenses.......................................       180,017       137,597
Interest payable on securities sold short......................         8,850            --
Dividends payable..............................................       529,904        81,551
Due to custodian...............................................
Securities sold short, at value#...............................       610,555            --
Unrealized depreciation on forward foreign currency contracts..            --            --
                                                                -------------  ------------
  Total liabilities............................................    12,468,961    10,251,181
                                                                -------------  ------------
   Net assets.................................................. $ 298,387,726  $ 91,532,436
                                                                =============  ============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 par value.................. $     704,425  $     69,564
Paid-in capital................................................   410,799,748    85,507,577
                                                                -------------  ------------
                                                                  411,504,173    85,577,141
Accumulated undistributed net investment income (loss).........    (1,327,919)       (6,949)
Accumulated net realized gain (loss) on investments, futures contracts, options contracts and foreign exchange
 transaction...................................................  (119,672,871)    1,060,644
Unrealized appreciation (depreciation) on investments..........     7,880,470     4,901,600
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................        (2,312)           --
Unrealized appreciation (depreciation) on securities sold short         6,185            --
                                                                -------------  ------------
   Net assets.................................................. $ 298,387,726  $ 91,532,436
                                                                =============  ============
*Identified cost
  Investment securities........................................ $ 278,539,288  $ 79,611,704
                                                                =============  ============
  Short-term securities........................................ $          --  $ 15,908,754
                                                                =============  ============
  Foreign cash................................................. $      71,727  $         --
                                                                =============  ============
#Proceeds from securities sold short........................... $     616,740  $         --
                                                                =============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004 -- (continued)

                                                                U.S. Government               Strategic  High Yield  Tax Exempt
                                                    Core Bond     Securities        GNMA        Bond        Bond      Insured
                                                      Fund           Fund           Fund        Fund        Fund        Fund
                                                   ------------ --------------- ------------ ----------- ----------- -----------
Class A (unlimited shares authorized):
Net assets........................................ $140,877,441  $204,617,729   $337,467,225 $43,840,234 $93,817,728 $69,097,572
Shares of beneficial interest issued and
 outstanding......................................   13,430,222    21,216,627     29,662,686  12,848,942  22,191,303   5,251,975
Net asset value and redemption price per share.... $      10.49  $       9.64   $      11.38 $      3.41 $      4.23 $     13.16
Maximum sales charge (4.75% of offering price)....         0.52          0.48           0.57        0.17        0.21        0.66
                                                   ------------  ------------   ------------ ----------- ----------- -----------
Maximum offering price to public.................. $      11.01  $      10.12   $      11.95 $      3.58 $      4.44 $     13.82
                                                   ============  ============   ============ =========== =========== ===========
Class B (unlimited shares authorized):
Net assets........................................ $  5,682,585  $ 36,604,863   $136,922,792 $36,109,541 $73,751,279 $16,632,346
Shares of beneficial interest issued and
 outstanding......................................      543,012     3,793,849     12,003,256  10,587,501  17,408,241   1,263,607
Net asset value, offering and redemption price
 per share........................................ $      10.46  $       9.65   $      11.41 $      3.41 $      4.24 $     13.16
                                                   ============  ============   ============ =========== =========== ===========
Class C (unlimited shares authorized)+:
Net assets........................................ $  5,352,356  $ 15,139,063   $ 88,183,693 $22,063,998 $52,867,919 $ 5,802,518
Shares of beneficial interest issued and
 outstanding......................................      510,851     1,570,983      7,722,637   6,448,860  12,433,254     440,818
Net asset value, offering and redemption price
 per share........................................ $      10.48  $       9.64   $      11.42 $      3.42 $      4.25 $     13.16
                                                   ============  ============   ============ =========== =========== ===========
Class I (unlimited shares authorized):
Net assets........................................ $  3,092,037  $         --   $         -- $ 3,725,073 $        -- $        --
Shares of beneficial interest issued and
 outstanding......................................      294,368            --             --   1,092,884          --          --
Net asset value, offering and redemption price
 per share........................................ $      10.50  $         --   $         -- $      3.41 $        -- $        --
                                                   ============  ============   ============ =========== =========== ===========
Class Z (unlimited shares authorized):
Net assets........................................ $ 72,043,224  $         --   $         -- $        -- $77,950,800 $        --
Shares of beneficial interest issued and
 outstanding......................................    6,858,395            --             --          --  18,409,633          --
Net asset value, offering and redemption price
 per share........................................ $      10.50  $         --   $         -- $        -- $      4.23 $        --
                                                   ============  ============   ============ =========== =========== ===========
Class X (unlimited shares authorized):
Net assets........................................ $         --  $         --   $  8,440,853 $        -- $        -- $        --
Shares of beneficial interest issued and
 outstanding......................................           --            --        741,007          --          --          --
Net asset value, offering and redemption price
 per share........................................ $         --  $         --   $      11.39 $        -- $        -- $        --
                                                   ============  ============   ============ =========== =========== ===========

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2004

                                                       Core      U.S. Government
                                                     Bond Fund   Securities Fund  GNMA Fund
                                                    -----------  --------------- -----------
INVESTMENT INCOME:
Income:
 Interest.......................................... $11,331,834    $11,171,090   $20,508,963
 Dividends.........................................         558             --            --
                                                    -----------    -----------   -----------
   Total investment income.........................  11,332,392     11,171,090    20,508,963
                                                    -----------    -----------   -----------
Expenses:
 Investment advisory and management fees...........   1,776,079      1,741,755     2,707,596
 Distribution and service maintenance fees:
   Class A.........................................     240,853        709,846     1,062,751
   Class B.........................................      67,798        488,148     1,656,499
   Class C+........................................      52,978        196,231     1,179,045
 Service fees--Class I.............................      51,775             --            58
 Transfer agent fees:
   Class A.........................................     172,949        501,936       748,503
   Class B.........................................      19,070        121,746       408,598
   Class C+........................................      12,851         48,403       290,618
   Class I.........................................      52,882             --           182
   Class Z.........................................          --             --            --
   Class X.........................................          --             --        14,039
 Registration fees:
   Class A.........................................      53,666         29,032        91,556
   Class B.........................................       8,300          8,052        18,018
   Class C+........................................       8,248          6,006        12,790
   Class I.........................................      46,848             --        15,015
   Class Z.........................................          --             --            --
   Class X.........................................          --             --            --
 Custodian fees and expenses.......................     108,234        100,338       201,114
 Reports to shareholders...........................      78,856         65,388       155,310
 Audit and tax fees................................      50,624         53,966        55,162
 Legal fees and expenses...........................       4,876          8,052        15,738
 Trustees' fees....................................      33,222         27,782        56,480
 Interest expense..................................          --          4,441         1,308
 Interest expense on securities sold short.........          --             --            --
 Miscellaneous expenses............................      16,366         20,564        32,637
                                                    -----------    -----------   -----------
   Total expenses before reimbursements and
    custody credits................................   2,856,475      4,131,686     8,723,017
   Expenses reimbursed by investment adviser.......    (131,640)      (996,898)   (1,018,112)
   Custody credits earned on cash balances.........      (1,662)        (1,152)       (1,022)
                                                    -----------    -----------   -----------
   Net expenses....................................   2,723,173      3,133,636     7,703,883
                                                    -----------    -----------   -----------
Net investment income (loss).......................   8,609,219      8,037,454    12,805,080
                                                    -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments............   7,228,394      2,311,744     1,476,272
Net realized foreign exchange gain (loss) on
 other assets and liabilities......................          --             --            --
Net realized gain (loss) on securities sold short..          --             --            --
Change in unrealized appreciation (depreciation)
 on investments....................................  (2,724,903)    (2,984,953)   (1,054,237)
Change in unrealized foreign exchange gain (loss)
 on transactions and other assets and liabilities..          --             --            --
Change in unrealized appreciation (depreciation)
 on securities sold short..........................          --             --            --
                                                    -----------    -----------   -----------
Net realized and unrealized gain (loss) on
 investments, securities sold short and foreign
 exchange gain (loss) on other assets and
 liabilities.......................................   4,503,491       (673,209)      422,035
                                                    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $13,112,710    $ 7,364,245   $13,227,115
                                                    ===========    ===========   ===========

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2004 -- (continued)

                                                     Strategic    High Yield   Tax Exempt
                                                     Bond Fund    Bond Fund   Insured Fund
                                                    -----------  -----------  ------------
INVESTMENT INCOME:
Income:
 Interest.......................................... $ 7,464,570  $26,467,552   $4,020,680
 Dividends.........................................      43,147      198,506          460
                                                    -----------  -----------   ----------
   Total investment income.........................   7,507,717   26,666,058    4,021,140
                                                    -----------  -----------   ----------
Expenses:
 Investment advisory and management fees...........     613,549    2,048,638      483,168
 Distribution and service maintenance fees:
   Class A.........................................     140,141      308,325      254,209
   Class B.........................................     331,476      716,075      180,783
   Class C+........................................     177,220      449,010       59,240
 Service fees--Class I.............................       8,705           47           --
 Transfer agent:
   Class A.........................................     104,485      222,270      172,931
   Class B.........................................      83,521      183,523       46,081
   Class C+........................................      41,417      105,558       19,295
   Class I.........................................       7,910        1,406           --
   Class Z.........................................          --       14,025           --
   Class X.........................................          --           --           --
 Registration fees:
   Class A.........................................       9,864       17,202       12,912
   Class B.........................................       8,836       13,908        8,264
   Class C+........................................       4,500        8,392        5,284
   Class I.........................................       5,060       15,288           --
   Class Z.........................................          --           --           --
   Class X.........................................          --           --           --
 Custodian fees and expenses.......................     148,742       96,866       58,892
 Reports to shareholders...........................      37,996       59,692       14,014
 Audit and tax fees................................      53,868       30,368       50,500
 Legal fees and expenses...........................       6,680        8,060        3,682
 Trustees' fees and expenses.......................       8,390       21,865       10,518
 Interest expense..................................          --       10,687           --
 Interest expense on securities sold short.........          --      100,473           --
 Miscellaneous expenses............................      10,754       17,968       12,955
                                                    -----------  -----------   ----------
   Total expenses before reimbursements and
    custody credits................................   1,803,114    4,449,646    1,392,728
   Expenses reimbursed by investment adviser.......      (3,530)     (25,138)      (7,229)
   Custody credits earned on cash balances.........     (18,922)      (3,546)         (90)
                                                    -----------  -----------   ----------
   Net expenses....................................   1,780,662    4,420,962    1,385,409
                                                    -----------  -----------   ----------
Net investment income (loss).......................   5,727,055   22,245,096    2,635,731
                                                    -----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments............   4,435,448   16,516,375    1,897,409
Net realized foreign exchange gain (loss) on
 other assets and liabilities......................     (53,027)      (8,548)          --
Net realized gain (loss) on securities sold short..          --     (360,483)          --
Change in unrealized appreciation (depreciation)
 on investments....................................   4,812,532   22,633,366     (129,136)
Change in unrealized foreign exchange gain (loss)
 on transactions and other assets and liabilities..     (47,293)      (2,312)          --
Change in unrealized appreciation (depreciation)
 on securities sold short..........................          --       16,685           --
                                                    -----------  -----------   ----------
Net realized and unrealized gain (loss) on
 investments, securities sold short and foreign
 exchange gain (loss) on other assets and
 liabilities.......................................   9,147,660   38,795,083    1,768,273
                                                    -----------  -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $14,874,715  $61,040,179   $4,404,004
                                                    ===========  ===========   ==========

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               U.S. Government
                                                                   Core Bond Fund              Securities Fund
                                                             --------------------------  --------------------------
                                                             For the year  For the year  For the year  For the year
                                                                ended         ended         ended         ended
                                                              March 31,     March 31,     March 31,     March 31,
                                                                 2004          2003          2004          2003
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)............................... $  8,609,219  $ 14,216,026  $  8,037,454  $ 10,214,465
 Net realized gain (loss) on investments....................    7,228,394     5,090,925     2,311,744    13,675,462
 Net realized foreign exchange gain (loss) on other assets
   and liabilities..........................................           --            --            --            --
 Net realized gain (loss) on securities sold short..........           --            --            --            --
 Net increase from payment by affiliates (Note 3)...........           --            --            --            --
 Net change in unrealized appreciation (depreciation) on
   investments..............................................   (2,724,903)   12,127,059    (2,984,953)   10,528,243
 Net change in unrealized foreign exchange gain (loss) on
   transactions and other assets and liabilities............           --            --            --            --
 Net change in unrealized appreciation (depreciation) on
   securities sold short....................................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Net realized and unrealized gain (loss) on investments......   13,112,710    31,434,010     7,364,245    34,418,170
                                                             ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)............................   (1,752,869)     (320,620)   (6,367,993)   (8,637,623)
 Net investment income (Class B)............................     (128,070)     (171,529)   (1,202,312)   (1,881,087)
 Net investment income (Class C)+...........................     (100,070)     (145,853)     (488,725)     (652,207)
 Net investment income (Class I)............................     (539,121)     (899,952)           --            --
 Net investment income (Class Z)............................   (6,618,532)  (13,648,311)           --            --
 Net realized gain on investments (Class A).................           --            --            --            --
 Net realized gain on investments (Class B).................           --            --            --            --
 Net realized gain on investments (Class C)+................           --            --            --            --
 Net realized gain on investments (Class I).................           --            --            --            --
 Net realized gain on investments (Class Z).................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders...........   (9,138,662)  (15,186,265)   (8,059,030)  (11,170,917)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (99,825,778)  (24,440,061)  (40,708,822)   35,816,062
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................  (95,851,730)   (8,192,316)  (41,403,607)   59,063,315

NET ASSETS:
Beginning of period.........................................  322,899,373   331,091,689   297,765,262   238,701,947
                                                             ------------  ------------  ------------  ------------
End of period*.............................................. $227,047,643  $322,899,373  $256,361,655  $297,765,262
                                                             ============  ============  ============  ============
*Includes accumulated undistributed net investment income
 (loss)..................................................... $    198,080  $     29,877  $   (138,253) $   (893,062)
                                                             ============  ============  ============  ============

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                      GNMA Fund             Strategic Bond Fund
                                                             --------------------------  -------------------------
                                                             For the year  For the year  For the year  For the year
                                                                ended         ended         ended         ended
                                                              March 31,     March 31,     March 31,     March 31,
                                                                 2004          2003          2004          2003
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)............................... $ 12,805,080  $ 12,837,322  $  5,727,055  $ 5,132,006
 Net realized gain (loss) on investments....................    1,476,272    16,538,167     4,435,448   (5,545,727)
 Net realized foreign exchange gain (loss) on other assets
   and liabilities..........................................           --            --       (53,027)     137,052
 Net realized gain (loss) on securities sold short..........           --            --            --           --
 Net increase from payment by affiliates (Note 3)...........           --            --            --       12,000
 Net change in unrealized appreciation (depreciation) on
   investments..............................................   (1,054,237)   12,469,714     4,812,532    6,796,966
 Net change in unrealized foreign exchange gain (loss) on
   transactions and other assets and liabilities............           --            --       (47,293)       2,526
 Net change in unrealized appreciation (depreciation) on
   securities sold short....................................           --            --            --           --
                                                             ------------  ------------  ------------  -----------
Net realized and unrealized gain (loss) on investments......   13,227,115    41,845,203    14,874,715    6,534,823
                                                             ------------  ------------  ------------  -----------

Dividends and distributions to shareholders from:
 Net investment income (Class A)............................   (8,229,827)   (7,006,789)   (2,573,307)  (2,134,446)
 Net investment income (Class B)............................   (3,268,894)   (4,139,556)   (1,914,488)  (1,417,388)
 Net investment income (Class C)+...........................   (2,301,935)   (2,377,356)   (1,049,774)    (771,300)
 Net investment income (Class I)............................         (586)       (1,520)     (233,825)    (184,184)
 Net investment income (Class Z)............................     (187,234)      (72,532)           --           --
 Net realized gain on investments (Class A).................   (5,268,652)   (2,283,804)           --           --
 Net realized gain on investments (Class B).................   (2,564,269)   (1,663,779)           --           --
 Net realized gain on investments (Class C)+................   (1,788,770)   (1,112,326)           --           --
 Net realized gain on investments (Class I).................         (487)         (394)           --           --
 Net realized gain on investments (Class Z).................     (115,741)      (27,923)           --           --
                                                             ------------  ------------  ------------  -----------
Total dividends and distributions to shareholders...........  (23,726,395)  (18,685,979)   (5,771,394)  (4,507,318)
                                                             ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................   (4,226,113)  317,715,065    14,052,523    1,137,195
                                                             ------------  ------------  ------------  -----------
Total increase (decrease) in net assets.....................  (14,725,393)  340,874,289    23,155,844    3,164,700

NET ASSETS:
Beginning of period.........................................  585,739,956   244,865,667    82,583,002   79,418,302
                                                             ------------  ------------  ------------  -----------
End of period*.............................................. $571,014,563  $585,739,956  $105,738,846  $82,583,002
                                                             ============  ============  ============  ===========
*Includes accumulated undistributed net investment income
 (loss)..................................................... $      4,199  $   (293,949) $    160,688  $   (38,581)
                                                             ============  ============  ============  ===========

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                             High Yield Bond         Tax Exempt Insured Fund
                                                                       --------------------------  --------------------------
                                                                       For the year  For the year  For the year  For the year
                                                                          ended         ended         ended         ended
                                                                        March 31,     March 31,     March 31,     March 31,
                                                                           2004          2003          2004          2003
                                                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......................................... $ 22,245,096  $ 18,665,069  $  2,635,731  $  2,975,322
 Net realized gain (loss) on investments..............................   16,516,375   (25,417,328)    1,897,409     3,277,158
 Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................       (8,548)           --            --            --
 Net realized gain (loss) on securities sold short....................     (360,483)     (320,650)           --            --
 Net increase from payment by affiliates (Note 3).....................           --            --            --            --
 Net change in unrealized appreciation (depreciation) on investments..   22,633,366     3,758,281      (129,136)    2,350,133
 Net change in unrealized foreign exchange gain (loss) on
   transactions and other assets and liabilities......................       (2,312)           --            --            --
 Net change in unrealized appreciation (depreciation) on securities
   sold short.........................................................       16,685       (10,500)           --            --
                                                                       ------------  ------------  ------------  ------------
Net realized and unrealized gain (loss) on investments................   61,040,179    (3,325,128)    4,404,004     8,602,613
                                                                       ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)......................................   (7,714,823)   (4,718,507)   (2,009,916)   (2,517,853)
 Net investment income (Class B)......................................   (5,797,385)   (4,944,952)     (366,880)     (492,738)
 Net investment income (Class C)+.....................................   (3,614,674)   (1,795,180)     (122,956)     (136,989)
 Net investment income (Class I)......................................       (1,687)       (1,256)           --            --
 Net investment income (Class Z)......................................   (6,692,901)   (5,928,841)           --            --
 Net realized gain on investments (Class A)...........................           --            --    (2,345,579)     (500,751)
 Net realized gain on investments (Class B)...........................           --            --      (558,969)     (130,729)
 Net realized gain on investments (Class C)+..........................           --            --      (187,274)      (35,541)
 Net realized gain on investments (Class I)...........................           --            --            --            --
 Net realized gain on investments (Class Z)...........................           --            --            --            --
                                                                       ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders.....................  (23,821,470)  (17,388,736)   (5,591,574)   (3,814,601)
                                                                       ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6)................................................   47,785,931    24,494,021   (11,118,979)    1,795,166
                                                                       ------------  ------------  ------------  ------------
Total increase (decrease) in net assets...............................   85,004,640     3,780,157   (12,306,549)    6,583,178

NET ASSETS:
Beginning of period...................................................  213,383,086   209,602,929   103,838,985    97,255,807
                                                                       ------------  ------------  ------------  ------------
End of period*........................................................ $298,387,726  $213,383,086  $ 91,532,436  $103,838,985
                                                                       ============  ============  ============  ============
*Includes accumulated undistributed net investment income (loss)...... $ (1,327,919) $   (139,760) $     (6,949) $     74,152
                                                                       ============  ============  ============  ============

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                                                    CORE BOND FUND
                                                                                                    --------------
                                                                         Net gain
                                                                         (loss) on
                                                                        investments
                                                   Net Asset               (both               Dividends
                                                    Value,      Net      realized   Total from  from net             Total
                                                   beginning investment     and     investment investment Return of Distri-
                  Period Ended                     of period income(1)  unrealized) operations   income    capital  butions
-------------------------------------------------  --------- ---------- ----------- ---------- ---------- --------- -------
                                                                                                        Class A
                                                                                                        -------
11/01/98-10/31/99                                   $10.63     $0.66      $(0.77)     $(0.11)    $(0.67)   $   --   $(0.67)
11/01/99-10/31/00                                     9.85      0.62       (0.21)       0.41      (0.60)    (0.06)   (0.66)
11/01/00-10/31/01                                     9.60      0.55        0.65        1.20      (0.51)       --    (0.51)
11/01/01-3/31/02#                                    10.29      0.20       (0.48)      (0.28)     (0.19)       --    (0.19)
4/01/02-3/31/03                                       9.82      0.34        0.58        0.92      (0.42)       --    (0.42)
4/01/03-3/31/04                                      10.32      0.24        0.20        0.44      (0.27)       --    (0.27)
                                                                                                        Class B
                                                                                                        -------
11/01/98-10/31/99                                   $10.62     $0.59      $(0.75)     $(0.16)    $(0.61)   $   --   $(0.61)
11/01/99-10/31/00                                     9.85      0.58       (0.24)       0.34      (0.55)    (0.05)   (0.60)
11/01/00-10/31/01                                     9.59      0.48        0.64        1.12      (0.45)       --    (0.45)
11/01/01-3/31/02#                                    10.26      0.17       (0.49)      (0.32)     (0.16)       --    (0.16)
4/01/02-3/31/03                                       9.78      0.31        0.55        0.86      (0.36)       --    (0.36)
4/01/03-3/31/04                                      10.28      0.18        0.19        0.37      (0.19)       --    (0.19)
                                                                                                       Class C*
                                                                                                       --------
11/01/98-10/31/99                                   $10.62     $0.59      $(0.75)     $(0.16)    $(0.61)   $   --   $(0.61)
11/01/99-10/31/00                                     9.85      0.57       (0.23)       0.34      (0.55)    (0.05)   (0.60)
11/01/00-10/31/01                                     9.59      0.48        0.64        1.12      (0.45)       --    (0.45)
11/01/01-3/31/02#                                    10.26      0.18       (0.49)      (0.31)     (0.16)       --    (0.16)
4/01/02-3/31/03                                       9.79      0.31        0.56        0.87      (0.36)       --    (0.36)
4/01/03-3/31/04                                      10.30      0.18        0.19        0.37      (0.19)       --    (0.19)
                                                                                                        Class I
                                                                                                        -------
7/10/00-10/31/00@                                   $ 9.65     $0.19      $(0.02)     $ 0.17     $(0.18)   $(0.02)  $(0.20)
11/01/00-10/31/01                                     9.62      0.57        0.65        1.22      (0.52)       --    (0.52)
11/01/01-3/31/02#                                    10.32      0.21       (0.52)      (0.31)     (0.19)       --    (0.19)
2/01/02-3/31/03                                       9.82      0.40        0.55        0.95      (0.44)       --    (0.44)
4/01/03-3/31/04                                      10.33      0.20        0.24        0.44      (0.27)       --    (0.27)
                                                                                                       Class Z*
                                                                                                       --------
7/10/00-10/31/00@                                   $ 9.64     $0.19      $(0.03)     $ 0.16     $(0.18)   $(0.02)  $(0.20)
11/01/00-10/31/01                                     9.60      0.59        0.65        1.24      (0.55)       --    (0.55)
11/01/01-3/31/02#                                    10.29      0.21       (0.47)      (0.26)     (0.21)       --    (0.21)
4/01/02-3/31/03                                       9.82      0.47        0.53        1.00      (0.49)       --    (0.49)
4/01/03-3/31/04                                      10.33      0.32        0.18        0.50      (0.33)       --    (0.33)



                                                                                               Ratio
                                                    Net               Net                      of net
                                                   Asset            Assets,   Ratio of       investment
                                                   Value,           end of    expenses       income to
                                                   end of   Total   period   to average       average      Portfolio
                  Period Ended                     period Return(2) (000's)  net assets      net assets    Turnover
-------------------------------------------------  ------ --------- -------- ----------     ----------     ---------


11/01/98-10/31/99                                  $ 9.85   (1.08)% $  3,507    1.25%(4)      4.775%(4)        43%
11/01/99-10/31/00                                    9.60    4.35      3,858    1.29(4)        6.45(4)         94
11/01/00-10/31/01                                   10.29   12.85      5,901    1.31(4)        5.51(4)        215
11/01/01-3/31/02#                                    9.82   (2.77)     5,312    1.33(3)(4)     5.03(3)(4)      94
4/01/02-3/31/03                                     10.32    9.58     21,260    1.33(4)        3.72(4)        179
4/01/03-3/31/04                                     10.49    4.30    140,877    1.25(4)        2.50(4)        229


11/01/98-10/31/99                                  $ 9.85   (1.56)% $  4,295    1.90%(4)       5.71%(4)        43%
11/01/99-10/31/00                                    9.59    3.70      4,937    1.95(4)        5.95(4)         94
11/01/00-10/31/01                                   10.26   11.93      6,444    1.97(4)        4.88(4)        215
11/01/01-3/31/02#                                    9.78   (3.14)     3,220    1.98(3)(4)     4.36(3)(4)      94
4/01/02-3/31/03                                     10.28    8.90      7,198    1.98(4)        3.15(4)        179
4/01/03-3/31/04                                     10.46    3.68      5,683    1.92(4)        1.75(4)        229


11/01/98-10/31/99                                  $ 9.85   (1.56)% $  4,593    1.90%(4)       5.70%(4)        43%
11/01/99-10/31/00                                    9.59    3.70      2,778    1.95(4)        5.84(4)         94
11/01/00-10/31/01                                   10.26   11.93      4,541    1.97(4)        4.79(4)        215
11/01/01-3/31/02#                                    9.79   (3.04)     3,772    1.98(3)(4)     4.39(3)(4)      94
4/01/02-3/31/03                                     10.30    9.00      5,598    1.98(4)        3.13(4)        179
4/01/03-3/31/04                                     10.48    3.68      5,352    1.93(4)        1.77(4)        229


7/10/00-10/31/00@                                  $ 9.62    1.85%  $ 19,971    1.16%(3)       6.18%(3)        94%
11/01/00-10/31/01                                   10.32   13.01     22,782    1.22(4)        5.68(4)        215
11/01/01-3/31/02#                                    9.82   (3.01)    21,707    1.23(3)(4)     5.12(3)(4)      94
2/01/02-3/31/03                                     10.33    9.80     20,617    1.24(4)        3.98(4)        179
4/01/03-3/31/04                                     10.50    4.35      3,092    1.23(4)        2.39(4)        229


7/10/00-10/31/00@                                  $ 9.60    1.81%  $317,842    0.95%(3)(4)    6.39%(3)(4)     94%
11/01/00-10/31/01                                   10.29   13.37    323,570    0.97(4)        5.97(4)        215
11/01/01-3/31/02#                                    9.82   (2.57)   297,081    0.74(3)(4)     5.62(3)(4)      94
4/01/02-3/31/03                                     10.33   10.38    268,226    0.67           4.56           179
4/01/03-3/31/04                                     10.50    4.92     72,043    0.66(4)        2.97(4)        229

                        -------------------------------
--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
# Effective November 16, 2001, the SunAmerica Core Bond, a newly created portfolio of the SunAmerica Income Funds, acquired all the assets and liabilities of the North American Core Bond Fund.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00  10/31/01 3/31/02(3) 3/31/03 3/31/04
                                         -------- --------  -------- ---------- ------- -------
Core Bond Fund Class A..................   0.45%    0.49%     0.04%     0.19%    0.11%   0.10%
Core Bond Fund Class B..................   0.49     0.50      0.03      0.32     0.23    0.15
Core Bond Fund Class C..................   0.48     0.54      0.04      0.32     0.18    0.14
Core Bond Fund Class I..................     --       --      0.03      0.13     0.05    0.05
Core Bond Fund Class Z..................     --     0.01(3)   0.03      0.02       --    0.02

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                         U.S. GOVERNMENT SECURITIES FUND
                                                                                         -------------------------------
                                                                    Net gain
                                                                    (loss) on
                                                                   investments                                Net
                                              Net Asset               (both               Dividends          Asset
                                               Value,      Net      realized   Total from  from net   Total  Value,
                                              beginning investment     and     investment investment Distri- end of   Total
                Period Ended                  of period income(1)  unrealized) operations   income   butions period Return(2)
--------------------------------------------  --------- ---------- ----------- ---------- ---------- ------- ------ ---------
                                                                                                     Class A
                                                                                                     -------
3/31/00                                         $8.65     $0.44      $(0.37)     $0.07      $(0.41)  $(0.41) $8.31     0.89%
3/31/01                                          8.31      0.45        0.60       1.05       (0.45)   (0.45)  8.91    13.06
3/31/02                                          8.91      0.37(5)    (0.08)      0.29       (0.40)   (0.40)  8.80     3.25
3/31/03                                          8.80      0.37        0.86       1.23       (0.40)   (0.40)  9.63    14.14
3/31/04                                          9.63      0.30        0.01       0.31       (0.30)   (0.30)  9.64     3.29
                                                                                                     Class B
                                                                                                     -------
3/31/00                                         $8.65     $0.40      $(0.38)     $0.02      $(0.36)  $(0.36) $8.31     0.23%
3/31/01                                          8.31      0.39        0.61       1.00       (0.40)   (0.40)  8.91    12.29
3/31/02                                          8.91      0.31(5)    (0.08)      0.23       (0.34)   (0.34)  8.80     2.55
3/31/03                                          8.80      0.30        0.87       1.17       (0.33)   (0.33)  9.64    13.51
3/31/04                                          9.64      0.24        0.01       0.25       (0.24)   (0.24)  9.65     2.62
                                                                                                     Class C*
                                                                                                     --------
6/01/99-3/31/00@                                $8.49     $0.31      $(0.20)     $0.11      $(0.28)  $(0.28) $8.32     1.30%
3/31/01                                          8.32      0.37        0.61       0.98       (0.39)   (0.39)  8.91    12.10
3/31/02                                          8.91      0.29(5)    (0.09)      0.20       (0.32)   (0.32)  8.79     2.40
3/31/03                                          8.79      0.30        0.87       1.17       (0.33)   (0.33)  9.63    13.52
3/31/04                                          9.63      0.24        0.01       0.25       (0.24)   (0.24)  9.64     2.62



                                                                        Ratio
                                                Net                     of net
                                              Assets,   Ratio of      investment
                                              end of    expenses      income to
                                              period   to average      average       Portfolio
                Period Ended                  (000's)  net assets     net assets     Turnover
--------------------------------------------  -------- ----------     ----------     ---------


3/31/00                                       $150,975    1.51%          5.33%           717%
3/31/01                                        169,524    1.49           5.27          1,561
3/31/02                                        187,615    1.42           4.12(5)         570
3/31/03                                        210,848    1.12(4)        3.88(4)         614
3/31/04                                        204,618    0.99(4)        3.14(4)         256


3/31/00                                       $ 42,273    2.18%          4.69%           717%
3/31/01                                         32,085    2.17           4.59          1,561
3/31/02                                         38,878    2.09(4)        3.42(4)(5)      570
3/31/03                                         62,595    1.76(4)        3.20(4)         614
3/31/04                                         36,605    1.64(4)        2.45(4)         256


6/01/99-3/31/00@                              $    907    2.20%(3)(4)    4.50%(3)(4)     717%
3/31/01                                          3,303    2.20(4)        4.48(4)       1,561
3/31/02                                         12,209    2.10(4)        3.33(4)(5)      570
3/31/03                                         24,322    1.75(4)        3.18(4)         614
3/31/04                                         15,139    1.64(4)        2.45(4)         256

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Annualized
(4) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00  3/31/01 3/31/02 3/31/03 3/31/04
                                         -------  ------- ------- ------- -------
U.S. Government Securities Fund Class A.   -- %     -- %    -- %   0.21%   0.37%
U.S. Government Securities Fund Class B.    --       --    0.01    0.23    0.37
U.S. Government Securities Fund Class C.  0.86(3)  1.18    0.16    0.27    0.38

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                          GNMA FUND
                                                                                                          ---------
                                                                         Net gain
                                                                         (loss) on
                                                                        investments
                                                   Net Asset               (both               Dividends  Distributions
                                                    Value,      Net      realized   Total from  from net    from net     Total
                                                   beginning investment     and     investment investment   realized    distri
                  Period Ended                     of period income(1)  unrealized) operations   income       gains     butions
-------------------------------------------------  --------- ---------- ----------- ---------- ---------- ------------- -------
                                                                                                           Class A
                                                                                                           -------
3/31/00                                             $10.68     $0.53      $(0.29)     $0.24      $(0.50)     $   --     $(0.50)
3/31/01                                              10.42      0.61        0.72       1.33       (0.62)      (0.01)     (0.63)
3/31/02                                              11.12      0.51(6)    (0.03)      0.48       (0.51)      (0.32)     (0.83)
3/31/03                                              10.77      0.37        0.93       1.30       (0.42)      (0.11)     (0.53)
3/31/04                                              11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)
                                                                                                           Class B
                                                                                                           -------
3/31/00                                             $10.72     $0.46      $(0.30)     $0.16      $(0.44)     $   --     $(0.44)
3/31/01                                              10.44      0.53        0.74       1.27       (0.55)      (0.01)     (0.56)
3/31/02                                              11.15      0.44(6)    (0.03)      0.41       (0.44)      (0.32)     (0.76)
3/31/03                                              10.80      0.30        0.93       1.23       (0.35)      (0.11)     (0.46)
3/31/04                                              11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)
                                                                                                           Class C*
                                                                                                           --------
6/01/99-3/31/00@                                    $10.52     $0.37      $(0.09)     $0.28      $(0.34)     $   --     $(0.34)
3/31/01                                              10.46      0.49        0.77       1.26       (0.55)      (0.01)     (0.56)
3/31/02                                              11.16      0.44(6)    (0.03)      0.41       (0.44)      (0.32)     (0.76)
3/31/03                                              10.81      0.29        0.94       1.23       (0.35)      (0.11)     (0.46)
3/31/04                                              11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)
                                                                                                           Class X
                                                                                                           -------
3/19/02-3/31/02@                                    $10.80     $0.02(6)   $(0.01)     $0.01      $(0.02)     $   --     $(0.02)
3/31/03                                              10.79      0.36        0.95       1.31       (0.44)      (0.11)     (0.55)
3/31/04                                              11.55      0.32        0.06       0.38       (0.34)      (0.20)     (0.54)



                                                                                                  Ratio
                                                    Net               Net                         of net
                                                   Asset            Assets,   Ratio of         investment
                                                   Value,           end of    expenses          income to
                                                   end of   Total   period   to average          average            Portfolio
                  Period Ended                     period Return(2) (000's)  net assets        net assets           Turnover
-------------------------------------------------  ------ --------- -------- ----------        ----------           ---------


3/31/00                                            $10.42    2.40%  $ 44,155    1.37%             5.06%                910%
3/31/01                                             11.12   13.10     72,092    0.99(5)           5.78(5)              833
3/31/02                                             10.77    4.45    118,440    0.99(4)(5)        4.61(4)(5)(6)        537
3/31/03                                             11.54   12.29    255,096    0.99(5)           3.36(5)              421
3/31/04                                             11.38    3.06    337,467    0.99(5)           2.51(5)              213


3/31/00                                            $10.44    1.55%  $ 22,376    2.03%             4.41%                910%
3/31/01                                             11.15   12.45     38,190    1.64(5)           5.11(5)              833
3/31/02                                             10.80    3.78     90,011    1.64(4)(5)        3.96(4)(5)(6)        537
3/31/03                                             11.57   11.54    189,323    1.64(5)           2.71(5)              421
3/31/04                                             11.41    2.39    136,923    1.64(5)           1.77(5)              213


6/01/99-3/31/00@                                   $10.46    2.72%  $  1,406    2.10%(3)(5)       4.34%(3)(5)          910%
3/31/01                                             11.16   12.33     15,851    1.64(5)           4.99(5)              833
3/31/02                                             10.81    3.78     36,258    1.64(4)(5)        3.96(4)(5)(6)        537
3/31/03                                             11.58   11.53    137,173    1.64(5)           2.59(5)              421
3/31/04                                             11.42    2.39     88,184    1.64(5)           1.74(5)              213


3/19/02-3/31/02@                                   $10.79    0.08%  $    106    0.89%(3)(4)(5)    3.84%(3)(4)(5)(6)    537%
3/31/03                                             11.55   12.36      4,107    0.78(5)           3.31(5)              421
3/31/04                                             11.39    3.31      8,441    0.75              2.88(5)              213

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@   Inception date of class.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Annualized
(4) The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C or waivers/reimbursements if applicable. Custody credits for Class X are less than 0.01%.
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00  3/31/01 3/31/02   3/31/03 3/31/04
                                         -------  ------- -------   ------- -------
GNMA Fund Class A.......................   -- %    0.30%    0.19%    0.13%   0.18%
GNMA Fund Class B.......................    --     0.33     0.19     0.14    0.16
GNMA Fund Class C.......................  1.98(3)  0.62     0.21     0.13    0.16
GNMA Fund Class X.......................    --       --    56.17(3)  0.37    0.03

(6) The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                     STRATEGIC BOND FUND**
                                                                                                     ---------------------
                                                                      Net gain
                                                                     (loss) on
                                                                    investments                          Dividends
                                              Net Asset                (both                 Dividends    from net
                                                Value,      Net       realized   Total from   from net    realized
                                              beginning  investment     and      investment  investment   gain on    Return of
                Period Ended                  of period+ income(1)+ unrealized)+ operations+  income+   investments+ capital+
--------------------------------------------  ---------- ---------- ------------ ----------- ---------- ------------ ---------
                                                                                                            Class A
                                                                                                            -------
11/01/98-10/31/99                               $3.52      $0.28       $(0.20)     $ 0.08      $(0.29)     $(0.02)    $   --
11/01/99-10/31/00                                3.29       0.28        (0.14)       0.14       (0.26)         --      (0.04)
11/01/00-10/31/01                                3.13       0.28        (0.09)       0.19       (0.28)         --         --
11/01/01-3/31/02                                 3.04       0.11(6)     (0.03)       0.08       (0.12)         --         --
4/01/02-3/31/03                                  3.00       0.20         0.06        0.26       (0.18)         --         --
4/01/03-3/31/04                                  3.08       0.21         0.33        0.54       (0.21)         --         --
                                                                                                            Class B
                                                                                                            -------
11/01/98-10/31/99                               $3.53      $0.26       $(0.21)     $ 0.05      $(0.26)     $(0.02)    $   --
11/01/99-10/31/00                                3.30       0.26        (0.14)       0.12       (0.24)         --      (0.04)
11/01/00-10/31/01                                3.14       0.26        (0.09)       0.17       (0.26)         --         --
11/01/01-3/31/02                                 3.05       0.10(6)     (0.04)       0.06       (0.11)         --         --
4/01/02-3/31/03                                  3.00       0.18         0.06        0.24       (0.16)         --         --
4/01/03-3/31/04                                  3.08       0.19         0.33        0.52       (0.19)         --         --
                                                                                                            Class C*
                                                                                                            --------
11/01/98-10/31/99                               $3.53      $0.26       $(0.20)     $ 0.06      $(0.26)     $(0.02)    $   --
11/01/99-10/31/00                                3.31       0.26        (0.16)       0.10       (0.24)         --      (0.03)
11/01/00-10/31/01                                3.14       0.26        (0.09)       0.17       (0.26)         --         --
11/01/01-3/31/02                                 3.05       0.10(6)     (0.03)       0.07       (0.11)         --         --
4/01/02-3/31/03                                  3.01       0.19         0.05        0.24       (0.16)         --         --
4/01/03-3/31/04                                  3.09       0.19         0.34        0.53       (0.20)         --         --
                                                                                                            Class I
                                                                                                            -------
7/10/00-10/31/00@                               $3.21      $0.08       $(0.08)     $(0.00)     $(0.07)     $   --     $(0.01)
11/01/00-10/31/01                                3.13       0.29        (0.09)       0.20       (0.29)         --         --
11/01/01-3/31/02                                 3.04       0.11(6)     (0.03)       0.08       (0.12)         --         --
4/01/02-3/31/03                                  3.00       0.21         0.06        0.27       (0.19)         --         --
4/01/03-3/31/04                                  3.08       0.21         0.34        0.55       (0.22)         --         --



                                                                                                       Ratio
                                                        Net                Net                         of net
                                                       Asset             Assets,   Ratio of          investment
                                               Total  Value,             end of    expense           income to
                                              Distri- end of    Total    period   to average          average         Portfolio
                Period Ended                  butions period+ Return(2)  (000's)  net assets         net assets       Turnover
--------------------------------------------  ------- ------- ---------  ------- ----------       ----------          ---------


11/01/98-10/31/99                             $(0.31)  $3.29     2.10%   $ 8,997    1.50%(5)         8.21%(5)            119%
11/01/99-10/31/00                              (0.30)   3.13     4.09      6,439    1.55(5)          8.70(5)              46
11/01/00-10/31/01                              (0.28)   3.04     6.48      8,478    1.57(5)          9.07(5)              49
11/01/01-3/31/02                               (0.12)   3.00     2.46     35,365    1.52(3)(4)(5)    8.09(3)(4)(5)(6)     99
4/01/02-3/31/03                                (0.18)   3.08     9.07(7)  37,136    1.62(8)          6.93(8)              65
4/01/03-3/31/04                                (0.21)   3.41    18.04     43,840    1.55(5)(9)       6.41(9)              69


11/01/98-10/31/99                             $(0.28)  $3.30     1.56%   $21,340    2.15%(5)         7.58%(5)            119%
11/01/99-10/31/00                              (0.28)   3.14     3.33     15,131    2.20(5)          8.00(5)              46
11/01/00-10/31/01                              (0.26)   3.05     5.65      9,964    2.21(5)          8.41(5)              49
11/01/01-3/31/02                               (0.11)   3.00     2.05     26,892    2.19(3)(4)(5)    7.48(3)(4)(5)(6)     99
4/01/02-3/31/03                                (0.16)   3.08     8.36(7)  27,879    2.28(8)          6.26(8)              65
4/01/03-3/31/04                                (0.19)   3.41    17.29     36,110    2.19(5)(9)       5.76(9)              69


11/01/98-10/31/99                             $(0.28)  $3.31   $ 1.56    $20,749    2.15%(5)         7.57%(5)            119%
11/01/99-10/31/00                              (0.27)   3.14     3.32     13,056    2.20(5)          8.04(5)              46
11/01/00-10/31/01                              (0.26)   3.05     5.65     11,461    2.22(5)          8.41(5)              49
11/01/01-3/31/02                               (0.11)   3.01     2.25     14,289    2.22(3)(4)(5)    7.34(3)(4)(5)(6)     99
4/01/02-3/31/03                                (0.16)   3.09     8.47(7)  14,423    2.17(5)(8)       6.37(5)(8)           65
4/01/03-3/31/04                                (0.20)   3.42    17.43     22,064    2.16(5)(9)       5.78(5)(9)           69


7/10/00-10/31/00@                             $(0.08)  $3.13    (0.10)%  $ 2,636    1.45%(4)(5)      7.87%(4)(5)          46%
11/01/00-10/31/01                              (0.29)   3.04     6.63      2,811    1.46(5)          9.17(5)              49
11/01/01-3/31/02                               (0.12)   3.00     2.59      2,872    1.44(3)(4)(5)    8.13(3)(4)(5)(6)     99
4/01/02-3/31/03                                (0.19)   3.08     9.29(7)   3,145    1.42(5)(8)       7.13(8)(5)           65
4/01/03-3/31/04                                (0.22)   3.41    18.38      3,725    1.44(5)(9)       6.52(5)(9)           69

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
@  Inception date of the class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, and 1.44% for Class C and Class I, respectively, which is net of custody credits of 0.02% for these classes. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00  10/31/01 03/31/02(4) 3/31/03 3/31/04
                                         -------- --------  -------- ----------- ------- -------
Strategic Bond Fund Class A.............   0.17%    0.32%     0.17%     0.01%      -- %   0.02%
Strategic Bond Fund Class B.............   0.17     0.32      0.18      0.01        --    0.02
Strategic Bond Fund Class C.............   0.17     0.32      0.17      0.08      0.11    0.02
Strategic Bond Fund Class I.............     --     0.26(4)   0.18      0.24      0.48    0.12

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4).
(8)Gross of custody credits of 0.01%.
(9)Gross of custody credits of 0.02%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                              HIGH YIELD BOND FUND**
                                                                                              ----------------------
                                                                           Net gain
                                                                          (loss) on
                                                                         investments                                   Net
                                                   Net Asset                (both                 Dividends           Asset
                                                     Value,      Net       realized   Total from   from net   Total  Value,
                                                   beginning  investment     and      investment  investment Distri- end of
                  Period Ended                     of period+ income(1)+ unrealized)+ operations+  income+   butions period+
-------------------------------------------------  ---------- ---------- ------------ ----------- ---------- ------- -------
                                                                                                     Class A
                                                                                                     -------
11/01/98-10/31/99                                    $5.63      $0.46       $(0.32)     $ 0.14      $(0.46)  $(0.46)  $5.31
11/01/99-10/31/00                                     5.31       0.50        (0.49)       0.01       (0.50)   (0.50)   4.82
11/01/00-10/31/01                                     4.82       0.44        (0.55)      (0.11)      (0.46)   (0.46)   4.25
11/01/01-3/31/02                                      4.25       0.18(6)     (0.11)       0.07       (0.19)   (0.19)   4.13
4/01/02-3/31/03                                       4.13       0.37        (0.49)      (0.12)      (0.35)   (0.35)   3.66
4/01/03-3/31/04                                       3.66       0.33         0.60        0.93       (0.36)   (0.36)   4.23
                                                                                                     Class B
                                                                                                     -------
11/01/98-10/31/99                                    $5.64      $0.42       $(0.32)     $ 0.10      $(0.42)  $(0.42)  $5.32
11/01/99-10/31/00                                     5.32       0.46        (0.50)      (0.04)      (0.46)   (0.46)   4.82
11/01/00-10/31/01                                     4.82       0.41        (0.54)      (0.13)      (0.43)   (0.43)   4.26
11/01/01-3/31/02                                      4.26       0.16(6)     (0.11)       0.05       (0.18)   (0.18)   4.13
4/01/02-3/31/03                                       4.13       0.35        (0.49)      (0.14)      (0.33)   (0.33)   3.66
4/01/03-3/31/04                                       3.66       0.31         0.60        0.91       (0.33)   (0.33)   4.24
                                                                                                     Class C*
                                                                                                     --------
8/21/00-10/31/00@                                    $5.09      $0.11       $(0.28)     $(0.17)     $(0.09)  $(0.09)  $4.83
11/01/00-10/31/01                                     4.83       0.40        (0.52)      (0.12)      (0.44)   (0.44)   4.27
11/01/01-3/31/02                                      4.27       0.17(6)     (0.11)       0.06       (0.18)   (0.18)   4.15
4/01/02-3/31/03                                       4.15       0.34        (0.48)      (0.14)      (0.33)   (0.33)   3.68
4/01/03-3/31/04                                       3.68       0.30         0.60        0.90       (0.33)   (0.33)   4.25
                                                                                                     Class Z*
                                                                                                     --------
11/01/98-10/31/99                                    $5.64      $0.49       $(0.32)     $ 0.17      $(0.49)  $(0.49)  $5.32
11/01/99-10/31/00                                     5.32       0.54        (0.51)       0.03       (0.52)   (0.52)   4.83
11/01/00-10/31/01                                     4.83       0.47        (0.57)      (0.10)      (0.48)   (0.48)   4.25
11/01/01-3/31/02                                      4.25       0.19(6)     (0.11)       0.08       (0.20)   (0.20)   4.13
4/01/02-3/31/03                                       4.13       0.39        (0.49)      (0.10)      (0.37)   (0.37)   3.66
4/01/03-3/31/04                                       3.66       0.36         0.59        0.95       (0.38)   (0.38)   4.23



                                                                                           Ratio
                                                               Net                         of net
                                                             Assets,   Ratio of          investment
                                                             end of    expense           income to
                                                     Total   period   to average          average         Portfolio
                  Period Ended                     Return(2) (000's)  net assets         net assets       Turnover
-------------------------------------------------  --------- ------- ----------       ----------          ---------


11/01/98-10/31/99                                     2.28%  $    34    1.25%(5)         5.69%(5)             72%
11/01/99-10/31/00                                     0.04       286    1.38(5)         10.13(5)              57
11/01/00-10/31/01                                    (2.23)      722    1.57(5)          9.73(5)              83
11/01/01-3/31/02                                      1.67    59,075    1.48(3)(4)       9.56(3)(4)(6)        61
4/01/02-3/31/03                                      (2.45)   66,521    1.56            10.26                117
4/01/03-3/31/04                                      26.05    93,818    1.49             8.15                126


11/01/98-10/31/99                                     1.53%  $   652    2.00%(5)         7.30%(5)             72%
11/01/99-10/31/00                                    (0.83)    1,594    2.10(5)          9.41(5)              57
11/01/00-10/31/01                                    (2.84)    2,911    2.21(5)          9.17(5)              83
11/01/01-3/31/02                                      1.23    67,599    2.12(3)(4)       8.91(3)(4)(6)        61
4/01/02-3/31/03                                      (3.06)   57,596    2.18             9.63                117
4/01/03-3/31/04                                      25.55    73,751    2.14             7.52                126


8/21/00-10/31/00@                                    (3.29)% $   545    2.07%(4)         9.10%(4)             57%
11/01/00-10/31/01                                    (2.84)    2,274    2.21(5)          9.02(5)              83
11/01/01-3/31/02                                      1.43    20,670    2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61
4/01/02-3/31/03                                      (2.97)   27,814    2.15(5)          9.67(5)             117
4/01/03-3/31/04                                      25.14    52,868    2.11(5)          7.53(5)             126


11/01/98-10/31/99                                     2.74%  $62,506    0.88%(5)         8.84%(5)             72%
11/01/99-10/31/00                                     0.30    62,702    0.96(5)         10.41(5)              57
11/01/00-10/31/01                                    (2.07)   61,451    1.15(5)         10.45(5)              83
11/01/01-3/31/02                                      1.98    62,245    0.93(3)(4)(5)   10.04(3)(4)(5)(6)     61
4/01/02-3/31/03                                      (1.84)   61,439    0.92(5)         10.90(5)             117
4/01/03-3/31/04                                      26.83    77,951    0.88             8.80(5)             126

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
@  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00 10/31/01 3/31/02(4) 3/31/03 3/31/04
                                         -------- -------- -------- ---------- ------- -------
High Yield Bond Fund Class A............   0.76%    0.43%    0.18%      -- %     -- %    -- %
High Yield Bond Fund Class B............   0.37     0.42     0.18        --       --      --
High Yield Bond Fund Class C............     --       --     0.18      0.01     0.10    0.01
High Yield Bond Fund Class Z............   0.47     0.60     0.18      0.03     0.03    0.00

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                  TAX EXEMPT INSURED FUND
                                                                                                  -----------------------
                                                                         Net gain
                                                                         (loss) on
                                                                        investments
                                                   Net Asset               (both               Dividends
                                                    Value,      Net      realized   Total from  from net  Distributions   Total
                                                   beginning investment     and     investment investment    from net    Distri-
                  Period Ended                     of period income(1)  unrealized) operations   income   realized gains butions
-------------------------------------------------  --------- ---------- ----------- ---------- ---------- -------------- -------
                                                                                                          Class A
                                                                                                          -------
3/31/00                                             $13.07     $0.55      $(0.71)     $(0.16)    $(0.54)      $   --     $(0.54)
3/31/01                                              12.37      0.56        0.66        1.22      (0.57)          --      (0.57)
3/31/02                                              13.02      0.52(6)    (0.30)       0.22      (0.52)          --      (0.52)
3/31/03                                              12.72      0.41        0.73        1.14      (0.43)       (0.09)     (0.52)
3/31/04                                              13.34      0.39        0.24        0.63      (0.37)       (0.44)     (0.81)
                                                                                                          Class B
                                                                                                          -------
3/31/00                                             $13.07     $0.47      $(0.71)     $(0.24)    $(0.46)      $   --     $(0.46)
3/31/01                                              12.37      0.47        0.66        1.13      (0.48)          --      (0.48)
3/31/02                                              13.02      0.41(6)    (0.28)       0.13      (0.43)          --      (0.43)
3/31/03                                              12.72      0.32        0.73        1.05      (0.34)       (0.09)     (0.43)
3/31/04                                              13.34      0.30        0.23        0.53      (0.27)       (0.44)     (0.71)
                                                                                                         Class C*
                                                                                                         --------
6/01/99-3/31/00@                                    $12.83     $0.37      $(0.47)     $(0.10)    $(0.36)      $   --     $(0.36)
3/31/01                                              12.37      0.47        0.66        1.13      (0.48)          --      (0.48)
3/31/02                                              13.02      0.41(6)    (0.28)       0.13      (0.43)          --      (0.43)
3/31/03                                              12.72      0.31        0.74        1.05      (0.34)       (0.09)     (0.43)
3/31/04                                              13.34      0.30        0.24        0.54      (0.28)       (0.44)     (0.72)



                                                                                              Ratio
                                                    Net               Net                     of net
                                                   Asset            Assets,  Ratio of       investment
                                                   Value,           end of   expenses       income to
                                                   end of   Total   period  to average       average        Portfolio
                  Period Ended                     period Return(2) (000's) net assets      net assets      Turnover
-------------------------------------------------  ------ --------- ------- ----------     ----------       ---------


3/31/00                                            $12.37   (1.20)% $68,650    1.28%          4.41%             33%
3/31/01                                             13.02   10.08    72,394    1.26           4.41              24
3/31/02                                             12.72    1.70    75,071    1.29(3)        3.99(3)(6)       140
3/31/03                                             13.34    9.08    78,358    1.24           3.12             195
3/31/04                                             13.16    4.86    69,098    1.26           2.90             131


3/31/00                                            $12.37   (1.83)% $16,269    1.92%          3.77%             33%
3/31/01                                             13.02    9.31    16,302    1.97           3.71              24
3/31/02                                             12.72    0.95    18,090    2.04(3)        3.22(3)(6)       140
3/31/03                                             13.34    8.30    19,031    1.97           2.39             195
3/31/04                                             13.16    4.10    16,632    1.96           2.20             131


6/01/99-3/31/00@                                   $12.37   (0.76)% $   577    1.95%(4)(5)    3.82%(4)(5)       33%
3/31/01                                             13.02    9.32       721    1.95(5)        3.73(5)           24
3/31/02                                             12.72    0.99     4,095    1.95(3)(5)     3.21(3)(5)(6)    140
3/31/03                                             13.34    8.32     6,451    1.95           2.40             195
3/31/04                                             13.16    4.14     5,803    1.95(5)        2.21(5)          131

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4) Annualized
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00(4) 3/31/01 3/31/02 3/31/03 3/31/04
                                         ---------- ------- ------- ------- -------
Tax Exempt Insured Fund Class C.........    5.20%    1.59%   0.56%    -- %   0.12%

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004


                                           Principal
                                             Amount       Value
                Security Description     (in thousands)  (Note 2)
             ----------------------------------------------------
             BONDS & NOTES -- 40.1%
             Aerospace & Military Technology -- 0.5%
               Goodrich Corp.
                Sr. Notes
                6.45% due 12/15/07......      $289      $  323,534
               Northrop Grumman Corp.
                Guaranteed Sr. Notes
                7.13% due 2/15/11.......       297         351,057
               Raytheon Co.
                Notes
                4.85% due 1/15/11.......       480         495,610
                                                        ----------
                                                         1,170,201
                                                        ----------
             Automotive -- 0.8%
               Ford Motor Co.
                Bonds
                6.63% due 10/01/28......       309         284,047
               General Motors Corp.
                Notes
                7.20% due 1/15/11.......       373         408,784
               General Motors Corp.
                Sr. Debentures
                8.25% due 7/15/23.......       616         687,583
               Hertz Corp.
                Sr. Notes
                4.70% due 10/02/06......       541         554,514
                                                        ----------
                                                         1,934,928
                                                        ----------
             Banks -- 2.4%
               Banc One Corp.
                Sub. Debentures
                7.63% due 10/15/26......       346         427,862
               Bank of America Corp.
                Sr. Notes, Series J
                1.27% due 2/17/09(6)....       622         622,402
               Bank of America Corp.
                Guaranteed Capital
                2.11% due 6/18/04(6)....       592         596,569
               Huntington National Bank
                Notes
                2.75% due 10/16/06......       541         554,227
               Key Bank NA
                Sr. Notes
                4.10% due 6/30/05.......       482         497,888
               Key Bank NA
                Sub. Notes
                7.00% due 2/01/11.......       249         291,320
               KeyCorp
                Notes
                2.75% due 2/27/07.......       579         586,876
               National City Bank
                Notes
                2.50% due 4/17/06.......       534         541,693
               PNC Funding Corp.
                Guaranteed Sr. Notes
                5.75% due 8/01/06.......       565         609,998
               Westpac Capital Trust IV
                Notes
                5.26% due 12/29/49*.....       718         718,000
                                                        ----------
                                                         5,446,835
                                                        ----------

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
       ----------------------------------------------------------------
       Broadcasting & Media -- 2.6%
         AOL Time Warner
          Guaranteed Sr. Notes
          6.13% due 4/15/06...................     $  321     $  345,851
         Charter Communications Holdings, LLC
          Sr. Sub. Notes
          11.13% due 1/15/11..................        525        459,375
         Comcast Cable Commerce, Inc.
          Sr. Notes
          6.88% due 6/15/09...................        159        181,349
         CSC Holdings, Inc.
          Sr. Debentures
          7.88% due 2/15/18...................      1,050      1,126,125
         Insight Communications Co., Inc.
          Sr. Sub. Disc. Notes
          12.25% due 2/15/06(5)...............        375        316,875
         Liberty Media Corp.
          Sr. Notes
          3.50% due 9/25/06...................        541        550,903
         News America Holdings, Inc.
          Guaranteed Sr. Notes
          7.75% due 12/01/45..................        226        274,846
         News America, Inc.
          Guaranteed Sr. Debentures
          7.63% due 11/30/28..................        346        411,295
         TCI Communications, Inc.
          Notes
          6.88% due 2/15/06...................        271        293,555
         TCI Communications, Inc.
          Debentures
          7.88% due 8/01/13...................        578        696,879
         Time Warner Entertainment Co. LP
          Sr. Debentures
          8.38% due 3/15/23...................        310        386,656
         Time Warner, Inc.
          Guaranteed Sr. Notes
          6.63% due 5/15/29...................        346        361,538
         Time Warner, Inc.
          Guaranteed Sr. Notes
          6.88% due 6/15/18...................        165        185,240
         Young Broadcasting, Inc.
          Guaranteed Sr. Sub. Notes
          10.00% due 3/01/11..................        275        294,250
                                                              ----------
                                                               5,884,737
                                                              ----------
       Business Services -- 0.4%
         Allied Waste North America, Inc.
          Secured Sr. Notes
          5.75% due 2/15/11*..................        344        332,820
         USA Waste Services, Inc.
          Sr. Notes
          7.00% due 7/15/28...................        331        367,987
         Waste Management, Inc.
          Guaranteed Sr. Notes
          7.38% due 5/15/29...................        170        196,930
                                                              ----------
                                                                 897,737
                                                              ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                  Principal
                                                    Amount       Value
                Security Description            (in thousands)  (Note 2)
       -----------------------------------------------------------------
       BONDS & NOTES (continued)
       Chemicals -- 0.4%
         Dow Chemical Co.
          Debentures
          8.55% due 10/15/09...................      $299      $  367,944
         Huntsman International, LLC
          Sr. Secured Notes
          11.63% due 10/15/10..................       450         472,500
         ICI North America, Inc.
          Debentures
          8.88% due 11/15/06...................        42          48,436
                                                               ----------
                                                                  888,880
                                                               ----------
       Communication Equipment -- 0.2%
         Rural Cellular Corp.
          Sr. Sub. Notes
          9.75% due 1/15/10....................       625         559,375
                                                               ----------
       Computer Software -- 0.2%
         Computer Sciences Corp.
          Notes
          6.75% due 6/15/06....................       321         351,817
                                                               ----------
       Computers & Business Equipment -- 0.4%
         International Business Machines Corp.
          Sr. Debentures
          6.22% due 8/01/27....................       675         730,708
         Xerox Corp.
          Sr. Notes
          7.63% due 6/15/13....................       225         239,625
                                                               ----------
                                                                  970,333
                                                               ----------
       Conglomerate -- 0.6%
         Brascan Corp.
          Bonds
          7.38% due 3/01/33....................       663         764,405
         Tyco International Group SA
          Guaranteed Sr. Notes
          6.38% due 2/15/06....................       319         339,638
         Tyco International Group SA
          Guaranteed Notes
          6.88% due 1/15/29....................       359         376,784
                                                               ----------
                                                                1,480,827
                                                               ----------
       Electronics -- 0.1%
         Amkor Technology, Inc.
          Sr. Notes
          7.13% due 3/15/11*...................       300         300,000
                                                               ----------
       Energy Services -- 0.1%
         Hanover Compressor Co.
          Sub. Notes
          zero coupon due 3/31/07..............       375         288,750
                                                               ----------
       Energy Sources -- 1.6%
         Amerada Hess Corp.
          Notes
          6.65% due 8/15/11....................       638         704,950
         Amerada Hess Corp.
          Notes
          7.30% due 8/15/31....................       325         347,135
         Chesapeake Energy Corp.
          Guaranteed Sr. Notes
          7.75% due 1/15/15....................       275         304,563

                                                      Principal
                                                        Amount       Value
                Security Description                (in thousands)  (Note 2)
   -------------------------------------------------------------------------
   Energy Sources (continued)
     Conoco, Inc.
      Sr. Notes
      6.95% due 4/15/29............................     $  348     $  405,612
     Occidental Petroleum Corp.
      Sr. Notes
      6.50% due 4/01/05............................        530        555,851
     Pennzoil Co.
      Debentures
      10.25% due 11/01/05..........................        132        148,104
     Plains All American Pipeline LP
      Sr. Notes
      5.63% due 12/15/13*..........................        638        664,317
     XTO Energy, Inc.
      Senior Notes
      7.50% due 4/15/12............................        338        401,920
                                                                   ----------
                                                                    3,532,452
                                                                   ----------
   Financial Services -- 13.9%
     Alamosa Delaware, Inc.
      Guaranteed Sr. Disc. Notes
      12.00% due 7/31/05(5)........................        900        819,000
     Athena Neurosciences Finance, LLC
      Guaranteed Sr. Notes
      7.25% due 2/21/08............................        400        401,500
     Bear Stearns Commercial Mtg. Securities, Inc.
      Commercial Mtg. Certificates,
      Series 2004 PWR4, Class A4
      4.72% due 2/11/41............................      1,900      1,939,672
     Bear Stearns Commercial Mtg. Securities, Inc.
      Commercial Mtg. Certificates,
      Series 2001-Top4, Class A3
      5.61% due 11/15/33...........................        100        109,847
     Bear Stearns Commercial Mtg. Securities, Inc.
      Commercial Mtg. Certificates,
      Series 1999-C1, Class A2
      6.02% due 2/14/31............................        525        586,676
     Bear Stearns Cos., Inc.
      Notes
      3.25% due 3/25/09............................        622        616,562
     Boeing Capital Corp.
      Sr. Notes
      6.10% due 3/01/11............................        288        319,891
     Bunge Ltd. Finance Corp.
      Notes
      4.38% due 12/15/08*..........................        237        245,326
     Capital One Bank
      Notes
      4.25% due 12/01/08...........................        351        361,067
     Capital One Bank
      Sr. Notes
      5.13% due 2/15/14............................        289        293,820
     Capital One Financial Corp.
      Notes
      6.25% due 11/15/13...........................        319        340,513
     Chukchansi Economic Development Authority
      Sr. Notes
      14.50% due 6/15/09*..........................        500        586,250

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Financial Services (continued)
          CIT Group, Inc.
           Sr. Notes
           4.75% due 12/15/10.................     $  190     $  197,186
          Conoco Funding Co.
           Guaranteed Notes
           6.35% due 10/15/11.................        303        347,792
          DLJ Commercial Mtg. Corp.
           Commercial Mtg. Certificates,
           Series 1999-CG3, Class A1B
           7.34% due 10/10/32.................      1,000      1,183,021
          Duke Capital Corp.
           Sr. Notes
           5.50% due 3/01/14..................        533        538,800
          Duke Capital Corp.
           Sr. Notes, Series A
           6.25% due 7/15/05..................        264        277,184
          Ford Motor Credit Co.
           Global Notes
           5.63% due 10/01/08.................        503        519,159
          Ford Motor Credit Co.
           Sr. Notes
           5.80% due 1/12/09..................        859        885,614
          FPL Group Capital, Inc.
           Notes
           3.25% due 4/11/06..................        528        540,348
          General Electric Capital Corp.
           Notes
           6.13% due 2/22/11..................        541        610,481
          General Electric Capital Corp.
           Bonds
           6.75% due 3/15/32..................        324        374,274
          General Motors Acceptance Corp.
           Notes
           2.00% due 5/18/04(6)...............        568        566,830
          General Motors Acceptance Corp.
           Notes
           4.50% due 7/15/06..................        462        477,409
          General Motors Acceptance Corp.
           Notes
           7.75% due 1/19/10..................        534        605,374
          Glencore Funding, LLC
           Guaranteed Notes
           6.00% due 4/15/14*.................        526        522,239
          Goldman Sachs Group, Inc.
           Sr. Notes
           6.13% due 2/15/33..................        383        394,910
          Honda Auto Receivables Owner Trust
           Asset Backed Notes, Series 2002-4,
           Class A4
           2.70% due 4/01/04..................      2,000      2,031,578
          Honda Auto Receivables Owner Trust
           Asset Backed Notes, Series 2003-3,
           Class A4
           2.77% due 11/21/08.................      1,000      1,016,071
          Household Finance Corp.
           Notes
           3.38% due 2/21/06..................        415        425,655

                                                     Principal
                                                       Amount       Value
                Security Description               (in thousands)  (Note 2)
   ------------------------------------------------------------------------
   Financial Services (continued)
     J.P. Morgan Chase & Co.
      Notes
      4.50% due 11/15/10..........................     $  578     $  596,213
     J.P. Morgan Chase & Co.
      Notes
      5.25% due 5/30/07...........................        541        584,205
     Lehman Brothers Holdings, Inc.
      Notes
      4.80% due 3/13/14...........................        533        536,369
     MassMutual Global Funding II
      Notes
      3.25% due 6/15/07*..........................        381        392,020
     Morgan Stanley Global
      Sub. Notes
      4.75% due 4/01/14...........................        678        664,867
     Morgan Stanley Dean Witter & Co.
      Bonds
      6.75% due 4/15/11...........................        321        370,791
     Morgan Stanley Dean Witter Capital I
      Commercial Mtg. Certificates,
      Series 2002-Top1, Class A4
      6.66% due 2/15/33...........................        200        231,535
     Morgan Stanley Dean Witter Capital I
      Commercial Mtg. Certificates,
      Series 2000-LIF2, Class A2
      7.20% due 4/01/04...........................      2,125      2,510,702
     National Rural Utilities Cooperative Finance
      Corp.
      Secured Collateral Trust Bonds
      3.88% due 2/15/08...........................        578        597,125
     NiSource Finance Corp.
      Guaranteed Sr. Notes
      7.63% due 11/15/05..........................        311        338,357
     Pemex Project Funding Master Trust
      Guaranteed Notes
      8.63% due 2/01/22...........................        627        724,185
     PPL Capital Funding, Inc.
      Guaranteed Notes
      4.33% due 3/01/09*..........................        532        537,129
     Pricoa Global Funding
      Notes
      3.90% due 12/15/08*.........................         85         86,955
     Principal Life Global Funding
      Secured Notes
      5.13% due 6/28/07*..........................        482        517,968
     Qwest Capital Funding, Inc.
      Guaranteed Notes
      7.90% due 8/15/10...........................        675        607,500
     Residential Funding Mtg. Securities II
      Series 2004 HI1, Class A3
      3.05% due 7/25/16...........................      1,100      1,104,975
     Textron Financial Corp.
      Notes, Series E
      2.75% due 6/01/06...........................        534        539,342
     TIAA Global Markets, Inc.
      Notes
      4.13% due 11/15/07*.........................        321        337,904

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                              Principal
                                                Amount       Value
               Security Description         (in thousands)  (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Financial Services (continued)
           Unilever Capital Corp.
            Guaranteed Bonds
            5.90% due 11/15/32.............      $310      $   322,848
           Verizon Global Funding Corp.
            Sr. Notes
            7.75% due 12/01/30.............       361          438,537
           Washington Mutual Finance Corp.
            Sr. Notes
            6.25% due 5/15/06..............       529          575,193
           Washington Mutual, Inc.
            Sub. Notes
            4.63% due 4/01/14..............       283          277,340
           Washington Mutual, Inc.
            Notes
            4.00% due 1/15/09..............       258          263,486
           Wells Fargo & Co.
            Sub. Notes
            5.13% due 9/01/12..............       306          322,731
                                                           -----------
                                                            31,612,326
                                                           -----------
         Food, Beverage & Tobacco -- 0.6%
           Anheuser-Busch Cos., Inc.
            Sr. Debentures
            5.95% due 1/15/33..............       310          330,946
           Cargill, Inc.
            Notes
            3.63% due 3/04/09*.............       265          266,716
           Pepsi Bottling Group, Inc.
            Guaranteed Sr. Notes, Series B
            7.00% due 3/01/29..............       619          732,727
                                                           -----------
                                                             1,330,389
                                                           -----------
         Forest Products -- 0.9%
           Domtar, Inc.
            Notes
            5.38% due 12/01/13.............       108          109,094
           Georgia-Pacific Corp.
            Debentures
            7.75% due 11/15/29.............       300          304,500
           Georgia-Pacific Corp.
            Debentures
            8.63% due 4/30/25..............       425          447,312
           Weyerhaeuser Co.
            Notes
            5.50% due 3/15/05..............       528          547,683
           Weyerhaeuser Co.
            Notes
            6.13% due 3/15/07..............       532          582,012
                                                           -----------
                                                             1,990,601
                                                           -----------
         Health Services -- 0.5%
           HCA, Inc.
            Sr. Notes
            6.95% due 5/01/12..............       425          463,557
           Highmark, Inc.
            Notes
            6.80% due 8/15/13*.............       263          294,735

                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
      -------------------------------------------------------------------
      Health Services (continued)
        Tenet Healthcare Corp.
         Sr. Notes
         5.00% due 7/01/07......................      $325      $  296,563
                                                                ----------
                                                                 1,054,855
                                                                ----------
      Household Products -- 0.2%
        Procter & Gamble Co.
         Bonds
         5.50% due 2/01/34......................       347         349,510
                                                                ----------
      Insurance -- 1.1%
        ING Security Life Institutional Funding
         Notes
         2.70% due 2/15/07*.....................       578         585,074
        Kingsway America, Inc.
         Sr. Notes
         7.50% due 2/01/14*.....................       319         323,061
        Markel Capital Trust I
         Guaranteed Capital, Series B
         8.71% due 1/01/46......................       599         644,092
        Nationwide Mutual Insurance Co.
         Bonds
         6.60% due 4/15/34*.....................       643         641,560
        Prudential Financial, Inc.
         Notes
         4.75% due 4/01/14......................       263         263,352
                                                                ----------
                                                                 2,457,139
                                                                ----------
      Leisure & Tourism -- 0.7%
        American Airlines, Inc.
         Pass-Thru Certificates, Series 2001-1,
         Class A2
         6.82% due 5/23/11......................       550         508,054
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class A-2
         6.88% due 1/02/11......................       400         368,979
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class B
         7.63% due 1/02/15......................       221         128,114
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1998-1,
         Class A
         6.65% due 9/15/17......................        60          58,334
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1997-4,
         Class A
         6.90% due 1/02/18......................        83          83,048
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class C
         6.95% due 8/02/09......................       327         283,124
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1998-3,
         Class C1
         7.08% due 11/01/04.....................        13          12,701
        Riviera Holdings Corp.
         Guaranteed Sr. Notes
         11.00% due 6/15/10.....................        75          78,844

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
      -------------------------------------------------------------------
      BONDS & NOTES (continued)
      Leisure & Tourism (continued)
        United Airlines, Inc.
         Pass-Thru Certificates, Series 2000-2,
         Class A1
         7.03% due 10/01/10.....................      $  8      $    7,097
                                                                ----------
                                                                 1,528,295
                                                                ----------
      Machinery -- 0.2%
        Dana Corp.
         Notes
         9.00% due 8/15/11......................       300         360,750
                                                                ----------
      Medical Products -- 0.3%
        Johnson & Johnson
         Debentures
         4.95% due 5/15/33......................       619         587,003
                                                                ----------
      Metals & Mining -- 0.1%
        Alcan, Inc.
         Bonds
         6.13% due 12/15/33.....................        87          91,738
        Owens-Brockway Glass Container, Inc.
         Guaranteed Sr. Secured Notes
         8.88% due 2/15/09......................       225         243,000
                                                                ----------
                                                                   334,738
                                                                ----------
      Pharmaceuticals -- 0.5%
        GlaxoSmithKline Capital, Inc.
         Bonds
         5.38% due 4/15/34......................       635         629,001
        Pfizer, Inc.
         Global Notes
         2.50% due 3/15/07......................       578         583,695
                                                                ----------
                                                                 1,212,696
                                                                ----------
      Real Estate Companies -- 0.2%
        EOP Operating LP
         Guaranteed Notes
         4.75% due 3/15/14......................       565         557,582
                                                                ----------
      Real Estate Investment Trusts -- 0.2%
        Omega Healthcare Investors, Inc.
         Sr. Notes
         7.00% due 4/01/14*.....................       425         435,625
                                                                ----------
      Retail Stores -- 1.8%
        Fortune Brands, Inc
         Notes
         2.88% due 12/01/06.....................       541         549,288
        Fred Meyer, Inc.
         Notes
         7.38% due 3/01/05......................       541         568,712
        J.C. Penney Co., Inc.
         Debentures
         7.13% due 11/15/23.....................       475         536,750
        Rent-Way, Inc.
         Sr. Secured Notes
         11.88% due 6/15/10.....................       150         168,000
        Safeway, Inc.
         Notes
         2.50% due 11/01/05.....................       541         543,805

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 2)
        --------------------------------------------------------------
        Retail Stores (continued)
          Safeway, Inc.
           Sr. Notes
           7.00% due 9/15/07.................      $635      $  718,103
          Wal-Mart Stores, Inc.
           Sr. Notes
           6.88% due 8/10/09.................       809         949,425
                                                             ----------
                                                              4,034,083
                                                             ----------
        Telecommunications -- 2.3%
          AT&T Corp.
           Notes
           6.00% due 3/15/09.................       370         399,087
          AT&T Corp.
           Sr. Notes
           8.75% due 11/15/31................       331         390,437
          AT&T Wireless Services, Inc.
           Sr. Notes
           7.88% due 3/01/11.................        20          23,851
          AT&T Wireless Services, Inc.
           Sr. Notes
           8.75% due 3/01/31.................       674         874,180
          GTE Corp.
           Debentures
           5.50% due 1/15/09.................       379         410,893
          Iridium, LLC
           Guaranteed Sr. Notes, Series C
           11.25% due 7/15/05+(1)............        25           2,375
          MJD Communications, Inc.
           Sr. Sub. Notes, Series B
           9.50% due 5/01/08.................       700         707,000
          Nextel Communications, Inc.
           Sr. Notes
           7.38% due 8/01/15.................       875         947,188
          Sprint Capital Corp.
           Guaranteed Sr. Notes
           6.13% due 11/15/08................       396         436,507
          US West Communications, Inc.
           Debentures
           7.13% due 11/15/43................       750         675,000
          Verizon Pennsylvania, Inc.
           Notes, Series A
           5.65% due 11/15/11................       271         291,624
                                                             ----------
                                                              5,158,142
                                                             ----------
        Transportation -- 1.2%
          Burlington Northern Santa Fe Corp.
           Debentures
           8.13% due 4/15/20.................       492         612,101
          CSX Corp.
           Notes
           2.75% due 2/15/06.................       257         259,225
          FedEx Corp.
           Notes
           2.65% due 4/01/07*................       610         609,294
          Norfolk Southern Corp.
           Sr. Notes
           7.05% due 5/01/37.................       693         795,181

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                    Principal
                                                      Amount       Value
                Security Description              (in thousands)  (Note 2)
    ----------------------------------------------------------------------
    BONDS & NOTES (continued)
    Transportation (continued)
      Union Pacific Corp.
       Sr. Notes
       7.38% due 9/15/09.........................      $441      $  521,469
                                                                 ----------
                                                                  2,797,270
                                                                 ----------
    Utilities -- 5.1%
      AES Corp.
       Sr. Notes
       7.75% due 3/01/14.........................       600         600,750
      Alabama Power Co.
       Sr. Notes
       2.80% due 12/01/06........................       541         547,200
      Appalachian Power Co.
       Sr. Notes, Series E
       4.80% due 6/15/05.........................       643         666,091
      Carolina Power & Light Co.
       1st Mtg. Bonds
       6.13% due 9/15/33.........................       325         343,289
      Constellation Energy Group, Inc.
       Notes, Series A
       7.88% due 4/01/05.........................       541         573,913
      Consumers Energy Co.
       1st Mtg. Bonds, Series F
       4.00% due 5/15/10.........................       267         264,039
      Dominion Resources, Inc.
       Sr. Notes, Series B
       7.63% due 7/15/05.........................       530         568,684
      Dynegy Holdings, Inc.
       Sr. Notes
       8.75% due 2/15/12.........................       700         661,500
      Edison Mission Energy
       Sr. Notes
       9.88% due 4/15/11.........................       875         920,937
      El Paso Production Holding Co.
       Guaranteed Sr. Notes
       7.75% due 6/01/13.........................       375         347,813
      FirstEnegy Corp.
       Sr. Notes, Series A
       5.50% due 11/15/06........................       319         339,189
      Georgia Power Co.
       Sr. Notes, Series G
       6.20% due 2/01/06.........................       643         691,163
      Indianapolis Power & Light Co.
       1st Mtg. Bonds
       6.60% due 1/01/34*........................       228         242,319
      NRG Energy, Inc.
       Guaranteed Sr. Secured Notes
       8.00% due 12/15/13*.......................       600         619,500
      Old Dominion Electric Cooperative 1st Mtg.
       Bonds, Series A
       5.68% due 12/01/28........................       289         307,415
      Panhandle Eastern Pipe Line Co.
       Notes
       2.75% due 3/15/07*........................       339         340,464
      Progress Energy, Inc.
       Sr. Notes
       6.75% due 3/01/06.........................       533         577,687

                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 2)
          -----------------------------------------------------------
          Utilities (continued)
            Reliant Energy Resources Corp.
             Notes, Series B
             8.13% due 7/15/05.............     $  283     $   302,630
            Reliant Resources, Inc.
             Secured Notes
             9.50% due 7/15/13.............        650         716,625
            Southern California Edison Co.
             1st Mtg. Bonds
             8.00% due 2/15/07.............        381         437,084
            TECO Energy, Inc.
             Sr. Notes
             7.50% due 6/15/10.............         48          51,720
            Virginia Electric & Power Co.
             Notes
             4.10% due 12/15/08............        381         393,746
            Westar Energy, Inc.
             1st Mtg. Bonds
             7.88% due 5/01/07.............        267         304,380
            Williams Cos., Inc.
             Notes
             8.75% due 3/15/32.............        700         742,000
                                                           -----------
                                                            11,560,138
                                                           -----------
          Total Bonds & Notes
             (cost $90,028,930)............                 91,068,014
                                                           -----------
          FOREIGN BONDS & NOTES -- 4.8%
          Banks -- 0.3%
            European Investment Bank
             Bonds
             4.00% due 3/15/05.............        643         660,180
                                                           -----------
          Broadcasting & Media -- 0.3%
            Telenet Group Holding NV
             Sr. Disc. Notes
             11.50% due 12/15/08*(5).......      1,000         610,000
                                                           -----------
          Business Services -- 0.0%
            SCL Terminal Aereo Santiago SA
             Sr. Secured Notes
             6.95% due 7/01/12*............         85          94,595
                                                           -----------
          Financial Services -- 0.6%
            Coca Cola HBC Finance BV
             Notes
             5.13% due 9/17/13.............        271         282,009
            Nationwide Building Society
             Sr. Notes
             2.63% due 1/30/07*............        578         581,609
            Rio Tinto Finance USA, Ltd.
             Notes
             2.63% due 9/30/08.............        535         523,970
                                                           -----------
                                                             1,387,588
                                                           -----------
          Food, Beverage & Tobacco -- 0.2%
            Cia Brasileira de Bebida
             Notes
             8.75% due 9/15/13*............        390         428,025
                                                           -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                               Principal
                                                 Amount       Value
                Security Description         (in thousands)  (Note 2)
         ------------------------------------------------------------
         FOREIGN BONDS & NOTES (continued)
         Forest Products -- 0.1%
           Norske Skogindustrier ASA
            Bonds
            7.13% due 10/15/33*.............      $202      $  216,334
                                                            ----------
         Government Agency -- 1.2%
           Korea Highway Corp.
            Notes
            4.88% due 4/17/14*..............       234         231,702
           Quebec Province Canada
            Notes
            5.00% due 7/17/09...............       643         696,185
           Quebec Province Canada
            Debentures
            7.50% due 7/15/23...............       619         797,461
           United Kingdom
            Notes
            2.25% due 7/08/08*..............       749         733,413
           United Mexican States
            Notes
            8.00% due 9/24/22...............       265         306,075
                                                            ----------
                                                             2,764,836
                                                            ----------
         Insurance -- 0.2%
           Fairfax Financial Holdings, Ltd.
            Notes
            7.75% due 7/15/37...............       100          90,000
           Fairfax Financial Holdings, Ltd.
            Notes
            8.25% due 10/01/15..............       300         309,000
                                                            ----------
                                                               399,000
                                                            ----------
         Metals & Mining -- 0.6%
           Crown European Holdings SA
            Sr. Secured Notes
            10.88% due 3/01/13..............       375         436,875
           Noranda, Inc.
            Debentures
            7.00% due 7/15/05...............       285         299,916
           Noranda, Inc.
            Sr. Notes
            7.25% due 7/15/12...............       264         306,965
           Placer Dome, Inc.
            Bonds
            6.45% due 10/15/35*.............       341         366,310
                                                            ----------
                                                             1,410,066
                                                            ----------
         Telecommunications -- 0.9%
           France Telecom SA
            Sr. Notes
            8.75% due 9/01/04...............       585         714,465
           Koninklijke KPN NV
            Sr. Notes
            7.50% due 10/01/05..............       439         475,259
           Koninklijke KPN NV
            Notes
            8.00% due 10/01/10..............       541         658,938
           Telus Corp.
            Notes
            8.00% due 6/01/11...............       161         193,942
                                                            ----------
                                                             2,042,604
                                                            ----------

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 2)
        ---------------------------------------------------------------
        Utilities -- 0.4%
          Calpine Canada Energy Finance, ULC
           Guaranteed Sr. Notes
           8.50% due 5/01/08.................     $  800     $   592,000
          Great Lakes Power, Inc.
           Sr. Notes
           8.30% due 3/01/05.................        267         281,646
                                                             -----------
                                                                 873,646
                                                             -----------
        Total Foreign Bonds & Notes
          (cost $10,774,883).................                 10,886,874
                                                             -----------
        U.S. GOVERNMENT OBLIGATIONS -- 6.5%
        U.S. Treasury Bonds -- 5.8%
          5.25% due 2/15/29..................      1,091       1,153,392
          5.38% due 2/15/31..................      4,649       5,067,410
          6.25% due 8/15/23..................      2,868       3,410,118
          6.88% due 8/15/25..................        599         765,199
          7.13% due 2/15/23..................        711         924,328
          7.25% due 8/15/22..................      1,461       1,919,389
                                                             -----------
                                                              13,239,836
                                                             -----------
        U.S. Treasury Notes -- 0.7%
          4.00% due 2/15/14..................        296         299,885
          4.25% due 8/15/13..................        885         917,081
          5.00% due 2/15/11..................        283         312,405
                                                             -----------
                                                               1,529,371
                                                             -----------
        Total U.S. Government Obligations
           (cost $14,491,163)................                 14,769,207
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 49.0%
        Federal Farm Credit Bank -- 1.7%
          2.38% due 10/02/06.................      1,257       1,266,212
          2.50% due 3/15/06..................      1,394       1,413,980
          4.38% due 4/15/05..................      1,021       1,054,526
                                                             -----------
                                                               3,734,718
                                                             -----------
        Federal Home Loan Bank -- 1.7%
          1.88% due 6/15/06..................      1,365       1,365,550
          4.50% due 9/16/13..................        985       1,007,609
          5.25% due 8/15/06..................      1,365       1,466,942
                                                             -----------
                                                               3,840,101
                                                             -----------
        Federal Home Loan Mortgage Corporation -- 20.4%
          2.00% due 2/23/06..................      1,812       1,820,429
          2.50% due 12/04/06.................      1,450       1,452,847
          2.63% due 9/17/07..................        856         859,649
          2.85% due 2/23/07..................      2,465       2,479,907
          3.00% due 10/27/06.................      1,103       1,113,504
          4.50% due 1/15/14..................      1,120       1,137,431
          4.50% due 11/01/18.................      3,337       3,384,134
          4.50% due 2/01/19..................      2,400       2,433,637
          5.00% due 10/01/33.................         66          66,381
          5.00% due 3/01/34..................      3,400       3,419,536
          5.00% due 3/01/34..................      1,650       1,659,481
          5.00% TBA due Apr..................      3,900       3,918,283
          5.50% due 2/01/18..................      2,612       2,724,387
          5.50% due 10/01/33.................      1,932       1,981,068
          5.63% due 3/15/11..................        764         852,576
          6.00% due 2/01/32..................         85          88,040
          6.00% due 10/01/33.................      1,000       1,039,558

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                Principal
                                                 Amount        Value
                Security Description         (in thousands)/  (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mortgage Corporation (continued)
          6.00% due 11/01/33................     $ 2,000     $ 2,079,314
          6.50% due 8/01/16.................          27          28,411
          6.50% due 6/01/32.................       2,000       2,101,599
          6.50% due 8/01/32.................       4,000       4,203,253
          6.50% due 2/01/33.................         600         630,548
          6.63% due 9/15/09.................       2,515       2,931,338
          7.00% due 3/01/12.................          20          20,906
          7.00% due 11/01/16................         127         135,534
          7.50% due 4/01/31.................       1,016       1,093,538
          7.50% due 12/01/31................       1,843       1,983,380
          8.00% due 10/01/29................          34          36,657
          8.00% due 7/01/30.................          12          12,904
          8.00% due 8/01/30.................          44          47,707
          8.00% due 10/01/30................          71          76,301
          8.00% due 11/01/30................          97         104,780
          8.00% due 12/01/30................         186         201,170
          8.00% due 1/01/31.................         164         176,964
                                                             -----------
                                                              46,295,152
                                                             -----------
        Federal National Mortgage Association -- 24.0%
          2.20% due 12/30/05................       1,203       1,208,274
          2.50% due 5/12/06.................       1,368       1,369,964
          4.38% due 9/15/12.................       2,228       2,278,057
          4.50% due 6/01/18.................         979         992,390
          5.00% due 6/01/18.................       2,794       2,874,731
          5.00% due 9/01/18.................         945         972,929
          5.00% due 10/01/18................         943         970,640
          5.00% due 10/01/18................         949         976,325
          5.00% due 11/01/18................       1,600       1,646,433
          5.00% due 11/01/33................          66          65,862
          5.00% due 3/01/34.................       4,100       4,122,277
          5.50% due 12/01/33................      11,877      12,175,799
          5.50% due 12/01/33................       3,162       3,241,915
          5.50% due 3/01/34.................       1,200       1,230,157
          6.00% due 12/01/16................       1,559       1,642,796
          6.00% due 5/01/17.................         289         304,413
          6.00% due 3/01/33.................       4,355       4,534,070
          6.00% due 8/01/33.................       3,300       3,436,014
          6.18% due 7/01/08.................          19          20,607
          6.27% due 11/01/07................          51          56,178
          6.30% due 1/01/08.................          19          20,464
          6.31% due 2/01/08.................         185         200,796
          6.34% due 1/01/08.................          18          19,639
          6.43% due 1/01/08.................          19          20,533
          6.50% due 3/01/17.................         800         851,069
          6.50% due 4/01/29.................         103         108,289
          6.50% due 2/01/32.................       1,105       1,160,846
          6.50% due 7/01/32.................         427         448,677
          6.63% due 11/15/30................       1,629       1,942,848
          6.85% due 6/01/07.................          10          11,105
          7.00% due 9/01/10.................           3           3,173
          7.00% due 7/01/11.................           1           1,116
          7.00% due 11/01/11................           3           2,843
          7.00% due 5/01/12.................           3           3,584

                                               Principal
                                                Amount
                                            (in thousands)/    Value
              Security Description          shares/warrants   (Note 2)
       ----------------------------------------------------------------
       Federal National Mortgage Association (continued)
         7.00% due 5/01/12.................     $    1      $      1,241
         7.00% due 6/01/12.................          4             3,760
         7.00% due 6/01/12.................          3             2,916
         7.00% due 9/01/12.................          3             3,629
         7.00% due 10/01/12................          2             2,343
         7.00% due 7/01/13.................          3             3,700
         7.00% due 4/01/28.................         29            31,313
         7.00% due 10/01/28................          5             5,267
         7.00% due 9/01/31.................      2,328         2,470,115
         7.04% due 3/01/07.................         18            20,438
         7.25% due 1/15/10.................      2,213         2,660,508
         7.50% due 10/01/10................        205           220,229
         7.50% due 11/01/14................         11            11,355
         7.50% due 5/01/15.................          6             6,845
         7.50% due 6/01/15.................        137           146,688
         7.50% due 7/01/15.................         41            43,582
         7.50% due 8/01/15.................         33            35,632
         7.50% due 10/01/15................          7              7406
                                                            ------------
                                                              54,591,780
                                                            ------------
       Government National Mortgage Association -- 1.2%
         6.50% due 6/15/29.................        201           212,069
         6.50% due 7/15/32.................      2,074         2,189,597
         7.00% due 12/15/22................        124           133,074
         7.00% due 8/15/29.................        141           150,604
         8.00% due 4/15/30.................         56            61,501
                                                            ------------
                                                               2,746,845
                                                            ------------
       Total U.S. Government Agencies
          (cost $109,591,547)..............                  111,208,596
                                                            ------------
       COMMON STOCK -- 0.0%
       Health Services -- 0.0%
         MEDIQ, Inc.(2)(4).................         18                 0
                                                            ------------
       Machinery -- 0.0%
         Manitowoc Co., Inc................         28               828
                                                            ------------
       Total Common Stock
         (cost $8,616).....................                          828
                                                            ------------
       PREFERRED STOCK -- 0.0%
       Machinery -- 0.0%
         Fairfield Manufacturing Co., Inc.
          11.75%(2)(3)(4)..................         28                 0
                                                            ------------
       WARRANTS -- 0.0%
       Communication Equipment -- 0.0%
         Concentric Network Corp.
          Expires 12/15/07(2)(4)...........          5                 0
                                                            ------------
       Telecommunications -- 0.0%
         KMC Telecom Holdings, Inc.
          Expires 1/31/08(2)(4)............         50                 0
                                                            ------------
       Total Warrants
         (cost $0).........................                            0
                                                            ------------
       Total Investment Securities -- 100.4%
          (cost $224,895,139)..............                  227,933,519
                                                            ------------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                  Principal
                                                    Amount        Value
              Security Description              (in thousands)   (Note 2)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 3.1%
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.93%, dated
      3/31/04 to be repurchased 4/01/04 in the
      amount of $7,071,183 and collateralized
      by $6,790,000 of Federal National
      Mortgage Association Notes, bearing
      interest at 5.25% due 1/15/06 having
      an approximate value of
      $7,286,444@ (cost $7,071,000)............     $7,071     $  7,071,000
                                                               ------------
   TOTAL INVESTMENTS --
      (cost $231,966,139) (Note 5).............      103.5%     235,004,519
   Liabilities in excess of other assets.......       (3.5)      (7,956,876)
                                                    ------     ------------
   NET ASSETS --                                     100.0%    $227,047,643
                                                    ======     ============

--------
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $12,861,264 representing 5.7%of net assets.
+    Non-income producing security
TBA --Securities purchased on a forward commitments basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1)  Bond in default
(2)  Fair valued security
(3) PIK ("Payment-in-kind") payment made with additional securities in lieu of cash.
(4)  Illiquid security
(5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
@    The security or a portion thereof represents collateral for TBA.

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004


                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 2)
          ------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS -- 37.3%
          U.S. Treasury Bonds -- 7.8%
            5.38% due 2/15/31..............    $18,250     $19,892,500
                                                           -----------
          U.S. Treasury Notes -- 29.5%
            2.63% due 3/15/09..............     15,000      14,892,180
            4.00% due 2/15/14..............     60,000      60,787,500
                                                           -----------
                                                            75,679,680
                                                           -----------
          Total U.S. Government Obligations
             (cost $94,665,296)............                 95,572,180
                                                           -----------
          U.S. GOVERNMENT AGENCIES -- 62.5%
          Federal Farm Credit Bank -- 10.5%
            2.50% due 3/15/06..............      5,000       5,071,665
            3.88% due 12/15/04.............     20,000      20,383,020
            5.64% due 4/04/11..............        500         558,355
            6.00% due 3/07/11..............        200         227,213
            6.30% due 12/03/13.............        500         579,471
                                                           -----------
                                                            26,819,724
                                                           -----------
          Federal Home Loan Mortgage Corporation -- 1.9%
            6.00% due 11/01/13@............      1,220       1,287,573
            6.00% due 10/01/16.............        547         576,917
            6.50% due 9/01/16..............        486         516,735
            7.00% due 11/01/31.............        547         580,246
            7.50% due 6/01/25..............         90          96,683
            8.00% due 6/01/08..............         29          30,430
            8.25% due 7/01/06..............         10          10,477
            8.50% due 5/01/08..............         10          10,149
            9.50% due 4/01/20..............        234         262,047
            10.00% due 8/01/21.............      1,124       1,256,293
            11.26% due 4/01/04(1)..........        136         155,303
                                                           -----------
                                                             4,782,853
                                                           -----------
          Federal National Mortgage Association -- 1.5%
            6.53% due 5/25/30..............      2,750       2,978,722
            7.50% due 7/01/26..............        215         231,235
            8.00% due 12/01/22.............        263         287,675
            8.00% due 1/01/23..............         23          25,360
            8.00% due 1/01/23..............         15          15,870
            8.00% due 1/01/23..............        155         169,497
            11.00% due 2/01/15.............          0              43
            11.50% due 9/01/19.............         35          40,011
                                                           -----------
                                                             3,748,413
                                                           -----------
          Government National Mortgage Association -- 42.4%
            4.50% due 5/15/18..............      1,925       1,958,212
            4.50% due 8/15/18..............      2,882       2,932,242
            4.50% due 9/15/18..............      7,715       7,849,792
            4.50% due 10/15/18.............      6,810       6,928,986
            4.50% due 9/15/33..............      4,857       4,761,951
            4.50% due 9/15/33..............      1,980       1,941,480
            5.00% TBA due Apr..............      9,000       9,061,875
            5.00% due 4/15/18..............      8,995       9,311,195
            5.00% due 8/15/33..............      1,000       1,008,239
            5.00% due 8/15/33..............     10,391      10,477,974
            5.00% due 9/15/33..............      1,578       1,590,769
            5.00% due 10/15/33.............        618         623,558
            5.50% due 11/15/32.............         29          30,204
            5.50% due 3/15/33..............      1,104       1,137,023
            5.50% due 4/15/33..............      1,080       1,111,677

                                          Principal
                                            Amount         Value
                Security Description    (in thousands)    (Note 2)
                ---------------------------------------------------
                Government National Mortgage Association (continued)
                  5.50% due 4/15/33....     $  432       $  444,251
                  5.50% due 5/15/33....      2,315        2,382,880
                  5.50% due 5/15/33....        994        1,023,552
                  5.50% due 6/15/33....      8,000        8,236,098
                  5.50% due 6/15/33....      4,000        4,117,637
                  5.50% due 6/15/33....      3,856        3,970,157
                  5.50% due 7/15/33....      2,629        2,706,723
                  5.50% due 7/15/33....      1,472        1,515,286
                  5.50% due 10/15/33...      3,954        4,070,733
                  5.50% due 12/15/33...        852          877,269
                  5.50% due 1/15/34....      2,997        3,085,634
                  5.50% due 2/15/34....      3,994        4,112,198
                  6.00% due 3/15/29....        138          144,057
                  6.00% due 4/15/29....        143          150,061
                  6.00% due 5/15/29....        228          238,791
                  6.00% due 12/15/31...        855          894,095
                  6.50% due 2/15/29....         52           55,337
                  6.50% due 5/15/31....        143          150,589
                  6.50% due 6/15/31....        186          196,127
                  6.50% due 7/15/31....        302          318,853
                  6.50% due 8/15/31....        326          344,247
                  6.50% due 9/15/31....        367          387,076
                  6.50% due 10/15/31...        107          112,786
                  6.50% due 10/15/31...        936          987,854
                  6.50% due 11/15/31...         57           59,833
                  6.50% due 12/15/31...         84           88,639
                  6.50% due 1/15/32....        116          122,125
                  6.50% due 2/15/32....      1,444        1,524,927
                  6.50% due 2/15/32....      1,224        1,292,199
                  6.50% due 6/15/32....        570          602,289
                  7.00% due 7/15/23....        117          125,976
                  7.00% due 10/15/23...        235          251,818
                  7.00% due 9/15/25....        650          695,676
                  7.00% due 3/20/29....         64           67,707
                  7.00% due 6/20/29....         11           12,128
                  7.00% due 11/20/30...        299          317,480
                  7.50% due 4/15/17....         29           31,558
                  7.50% due 8/15/23....         49           52,619
                  7.50% due 8/15/23....        132          142,924
                  7.50% due 8/15/23....        164          177,680
                  7.50% due 8/15/23....        135          146,180
                  7.50% due 9/15/23....        337          364,504
                  7.50% due 9/15/23....      1,044        1,129,964
                  7.50% due 10/15/23...         37           40,481
                  8.00% due 11/15/06...          2            2,206
                  8.00% due 2/15/08....          3            3,023
                  9.00% due 12/15/16...        141          156,833
                  11.00% due 8/20/15...          1              690
                  11.00% due 9/20/15...          1            1,040
                  11.50% due 3/15/13...         27           31,342
                  11.50% due 6/15/13...         30           33,952
                  11.50% due 5/20/15...          4            5,010
                  12.50% due 9/15/14...          9           10,450
                  13.00% due 1/15/11...          5            5,265
                  13.00% due 2/15/11...          9           10,031
                  13.00% due 3/15/11...          0              399
                  13.00% due 4/15/11...          1              829
                  13.00% due 4/15/11...          4            4,875

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                               Principal
                                                 Amount        Value
                Security Description         (in thousands)   (Note 2)
           ----------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (continued)
           Government National Mortgage Association (continued)
             13.00% due 9/15/13...........      $     6     $      6,977
             13.00% due 10/20/14..........            5            5,284
             13.00% due 11/15/14..........            1            1,131
             13.00% due 2/20/15...........            3            3,209
             13.50% due 2/15/13...........           14           16,331
             15.00% due 1/15/12...........            1              709
             15.00% due 2/15/12...........            1            1,640
             15.00% due 6/15/12...........           15           17,712
             15.00% due 9/15/12...........            1              954
             15.50% due 8/15/11...........            6            7,088
             15.50% due 9/15/11...........           44           53,046
             16.00% due 11/15/11..........            8            9,069
                                                            ------------
                                                             108,883,270
                                                            ------------
           International Bank for Reconstruction and Development -- 0.1%
             5.00% due 3/28/26..............        350          372,766
                                                            ------------
           Private Export Funding Corp. -- 4.4%
             5.87% due 7/31/08..............     10,000       11,207,140
                                                            ------------
           Small Business Administration -- 1.5%
             6.30% due 6/01/18..............      3,595        3,936,029
                                                            ------------
           Student Loan Marketing Association -- 0.2%
             5.25% due 3/15/06..............        500          533,484
                                                            ------------
           Total U.S. Government Agencies
              (cost $155,991,693)...........                 160,283,679
                                                            ------------
           Total Investment Securities -- 99.8%
              (cost $250,656,989)...........                 255,855,859
                                                            ------------

                                               Principal
                                                 Amount        Value
              Security Description           (in thousands)   (Note 2)
      ------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 3.5%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement@ (Note 2).....    $   986     $    986,000
        UBS Warburg, LLC. Joint Repurchase
         Agreement@ (Note 2)................      8,000        8,000,000
                                                            ------------
      Total Repurchase Agreements
         (cost $8,986,000)..................                   8,986,000
                                                            ------------
      TOTAL INVESTMENTS  --
         (cost $259,642,989) (Note 5).......      103.3%     264,841,859
      Liabilities in excess of other assets.       (3.3)      (8,480,204)
                                                -------     ------------
      NET ASSETS  --                             100.00%    $256,361,655
                                                =======     ============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    The security or a portion thereof represents collateral for TBA.
(1) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004


                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
       U.S. GOVERNMENT OBLIGATIONS -- 5.2%
       U.S. Treasury Notes -- 5.2%
         2.63% due 3/15/09 (cost $29,867,578).    $30,000     $29,784,360
                                                              -----------
       U.S. GOVERNMENT AGENCIES -- 84.1%
       Federal Farm Credit Bank -- 2.7%
         2.50% due 3/15/06@...................     15,000      15,214,995
                                                              -----------
       Federal Home Loan Mortgage Corporation -- 0.1%
         7.50% due 5/01/24....................         24          25,677
         7.50% due 6/01/25....................         69          75,055
         10.00% due 1/01/17...................        324         359,420
                                                              -----------
                                                                  460,152
                                                              -----------
       Federal National Mortgage Association -- 0.0%
         7.00% due 9/01/10....................        196         210,146
                                                              -----------
       Government National Mortgage Association -- 81.1%
         4.50% due 5/15/18....................      3,849       3,916,425
         4.50% due 6/15/18....................      1,920       1,953,353
         4.50% due 9/15/18....................      5,781       5,881,362
         4.50% due 10/15/18...................      7,788       7,923,495
         4.50% due 8/15/33....................      5,248       5,145,721
         4.50% due 9/15/33....................      5,591       5,481,747
         5.00% due 3/15/18....................      1,433       1,483,367
         5.00% due 4/15/18....................     13,940      14,429,975
         5.00% due 5/15/18....................     20,876      21,610,479
         5.00% due 11/15/32...................         72          72,755
         5.00% due 1/15/33....................         25          24,811
         5.00% due 5/15/33....................         23          23,646
         5.00% due 7/15/33....................      1,413       1,424,676
         5.00% due 8/15/33@...................     29,879      30,129,297
         5.00% due 8/15/33....................      4,023       4,056,832
         5.00% due 8/15/33....................     11,819      11,917,748
         5.00% due 8/15/33@...................     16,775      16,914,966
         5.00% due 8/15/33....................        509         513,635
         5.00% due 9/15/33....................        993       1,001,095
         5.00% due 9/15/33....................      1,127       1,136,332
         5.00% due 9/15/33@...................        993       1,001,061
         5.00% due 9/15/33....................     16,865      17,005,796
         5.00% due 9/15/33....................     30,102      30,353,646
         5.00% due 10/15/33...................     11,497      11,593,410
         5.00% due 10/15/33@..................     63,489      64,020,259
         5.00% due 10/15/33@..................     21,732      21,914,165
         5.00% TBA due Apr....................     10,000      10,068,750
         5.50% due 6/15/29....................         14          13,998
         5.50% due 12/15/32...................      1,788       1,840,474
         5.50% due 1/15/33....................        937         965,164
         5.50% due 2/15/33....................        630         649,684
         5.50% due 2/15/33....................      4,003       4,121,182
         5.50% due 3/15/33....................         31          32,280
         5.50% due 3/15/33....................      2,707       2,786,688
         5.50% due 4/15/33....................      1,056       1,087,428
         5.50% due 4/15/33....................      7,981       8,216,253
         5.50% due 4/15/33....................      5,860       6,025,235
         5.50% due 5/15/33....................      8,000       8,236,100
         5.50% due 5/15/33....................      7,347       7,563,690
         5.50% due 5/15/33....................      3,101       3,192,288
         5.50% due 6/15/33....................     18,822      19,377,354
         5.50% due 7/15/33....................      1,031       1,061,586
         5.50% due 8/15/33....................        504         518,642
         5.50% due 8/15/33....................      5,908       6,082,679

                                          Principal
                                            Amount        Value
                Security Description    (in thousands)   (Note 2)

                Government National Mortgage Association (continued)
                  5.50% due 9/15/33....    $ 1,009      $ 1,038,948
                  5.50% due 10/15/33...     15,405       15,859,692
                  5.50% due 12/15/33...     12,871       13,250,661
                  5.50% due 12/15/33...      2,644        2,721,691
                  5.50% due 1/15/34....     14,871       15,311,374
                  5.50% due 1/15/34....      1,395        1,435,859
                  5.50% due 1/15/34....      8,289        8,534,356
                  5.50% due 2/15/34....        181          186,706
                  5.50% due 2/15/34....      2,878        2,962,716
                  6.00% due 11/15/23...         11           11,893
                  6.00% due 1/15/24....         14           14,534
                  6.00% due 12/15/28...        586          614,200
                  6.00% due 1/15/29....        494          517,465
                  6.00% due 1/15/29....      1,178        1,233,768
                  6.00% due 1/15/29....        134          139,932
                  6.00% due 2/15/29....        119          124,971
                  6.00% due 2/15/29....      1,569        1,643,209
                  6.00% due 2/15/29....         64           67,058
                  6.00% due 3/15/29....        159          166,656
                  6.00% due 3/15/29....      1,159        1,213,766
                  6.00% due 3/15/29....        102          106,423
                  6.00% due 4/15/29....      1,510        1,581,556
                  6.00% due 4/15/29....      1,075        1,125,998
                  6.00% due 4/15/29....        152          159,633
                  6.00% due 4/15/29....        578          605,178
                  6.00% due 5/15/29....        423          442,902
                  6.00% due 5/15/29....        186          194,329
                  6.00% due 6/15/29....        657          687,685
                  6.00% due 6/15/29....         30           30,980
                  6.00% due 7/15/29....        459          480,743
                  6.00% due 7/15/29....        134          140,407
                  6.00% due 8/15/29....         70           73,730
                  6.00% due 10/15/29...        288          302,097
                  6.00% due 4/15/31....         46           48,512
                  6.00% due 7/15/31....         81           84,369
                  6.00% due 10/15/31...        212          221,467
                  6.00% due 11/15/31...      2,067        2,161,299
                  6.00% due 11/15/31...        427          446,772
                  6.00% due 11/15/31...        972        1,016,025
                  6.00% due 12/15/31...        587          613,841
                  6.00% due 7/15/32....        307          320,713
                  6.00% due 2/15/33....      6,716        7,016,230
                  6.50% due 3/15/28....         75           79,821
                  6.50% due 8/15/28....        184          194,289
                  6.50% due 12/15/28...          4            4,386
                  6.50% due 1/15/29....         15           15,348
                  6.50% due 2/15/29....          6            6,463
                  6.50% due 3/15/29....        320          338,192
                  6.50% due 4/15/29....          6            5,814
                  6.50% due 5/15/29....         37           39,307
                  6.50% due 5/15/29....          5            5,695
                  6.50% due 6/15/29....        124          131,333
                  6.50% due 7/15/29....         17           17,959
                  6.50% due 10/15/29...         10           10,981
                  6.50% due 8/15/31....        715          755,314
                  6.50% due 9/15/31....         63           66,936
                  6.50% due 10/15/31...        936          987,855
                  6.50% due 11/15/31...        493          520,627
                  6.50% due 11/15/31...        274          289,756

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                          Principal
                                            Amount         Value
                Security Description    (in thousands)    (Note 2)
                U.S. GOVERNMENT AGENCIES (continued)
                Government National Mortgage Association (continued)
                  6.50% due 12/15/31...     $  924       $  975,943
                  6.50% due 2/15/32....      1,541        1,626,891
                  6.50% due 5/15/32....        227          240,027
                  6.50% due 5/15/32....      2,717        2,868,708
                  6.50% due 5/15/32....      1,369        1,445,346
                  6.50% due 5/15/32....        622          657,005
                  6.50% due 6/15/32....         68           71,602
                  6.50% due 6/15/32....        328          345,804
                  7.00% due 3/15/23....        224          240,694
                  7.00% due 1/15/24....          2            2,548
                  7.00% due 3/15/24....          2            2,443
                  7.00% due 7/15/25....         12           12,939
                  7.00% due 9/15/25....        282          302,118
                  7.00% due 1/20/29....        147          156,183
                  7.00% due 2/20/29....         29           30,192
                  7.00% due 6/20/29....         57           60,140
                  7.00% due 7/20/29....        208          221,152
                  7.00% due 9/20/29....         19           20,411
                  7.00% due 10/20/29...         40           42,466
                  7.00% due 11/20/29...         15           16,367
                  7.00% due 3/20/30....         17           17,865
                  7.00% due 6/20/30....         36           38,438
                  7.00% due 8/20/30....        120          127,188
                  7.00% due 9/20/30....         89           93,990
                  7.00% due 10/20/30...        132          140,695
                  8.00% due 11/15/26...        802          879,611
                  8.00% due 12/15/29...         55           60,064
                  8.00% due 1/15/30....          3            3,645
                  8.00% due 4/15/30....         71           77,949
                  8.00% due 5/15/30....         15           16,076
                  8.00% due 8/15/30....        157          171,664
                  8.50% due 3/15/17....         72           80,049
                  8.50% due 5/15/21....         95          104,849
                  8.50% due 12/15/22...        188          208,990

                                               Principal
                                                 Amount        Value
              Security Description           (in thousands)   (Note 2)

      Government National Mortgage Association (continued)
        8.50% due 1/15/23...................    $   228     $    252,603
        8.50% due 9/15/24...................        132          146,244
        9.00% due 7/15/16...................        142          159,172
        9.00% due 10/15/16..................         41           46,228
                                                            ------------
                                                             463,114,248
                                                            ------------
      Small Business Administration -- 0.2%
        6.30% due 6/01/18...................      1,198        1,312,010
                                                            ------------
      Total U.S. Government Agencies
         (cost $472,295,677)................                 480,311,551
                                                            ------------
      Total Investment Securities -- 89.3%
         (cost $502,163,255)................                 510,095,911
                                                            ------------
      REPURCHASE AGREEMENTS -- 12.2%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement@ (Note 2).....        767          767,000
        UBS Warburg, LLC. Joint Repurchase
         Agreement@ (Note 2)................     69,000       69,000,000
                                                            ------------
      Total Repurchase Agreements
         (cost $69,767,000).................                  69,767,000
                                                            ------------
      TOTAL INVESTMENTS --
         (cost $571,930,255) (Note 5).......      101.5%     579,862,911
      Liabilities in excess of other assets.       (1.5)      (8,848,348)
                                                -------     ------------
      NET ASSETS --                               100.0%    $571,014,563
                                                =======     ============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    The security or a portion thereof represents collateral for TBA.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004


                                                      Principal
                                                        Amount      Value
                 Security Description               (in thousands) (Note 2)
     BONDS & NOTES -- 42.8%
     Aerospace & Military Technology -- 0.0%
       Condor Systems, Inc.
        Guaranteed Sr. Sub. Notes, Series B
        11.88% due 5/01/09+(1)(2)..................      $ 25      $  1,750
                                                                   --------
     Apparel & Textiles -- 0.1%
       Warnaco, Inc.
        Sr. Notes
        8.88% due 6/15/13..........................        50        53,875
                                                                   --------
     Automotive -- 0.2%
       BREED Technologies, Inc.
        Guaranteed Sr. Sub. Notes
        9.25% due 4/15/08+(1)(2)...................       500             0
       Diamond Triumph Auto Glass, Inc. Guaranteed
        Sr. Sub. Notes
        9.25% due 4/01/08..........................       100        94,000
       General Motors Corp.
        Sr. Notes
        7.13% due 7/15/13..........................       125       136,552
                                                                   --------
                                                                    230,552
                                                                   --------
     Banks -- 0.3%
       J.P. Morgan Chase & Co.
        Notes
        5.35% due 3/01/07..........................       250       270,615
       LaBranche & Co., Inc.
        Sr. Notes
        9.50% due 8/15/04..........................        50        50,625
                                                                   --------
                                                                    321,240
                                                                   --------
     Broadcasting & Media -- 5.1%
       Affinity Group, Inc.
        Sr. Sub. Notes
        9.00% due 2/15/12..........................       150       159,750
       American Lawyer Media, Inc.
        Guaranteed Sr. Notes, Series B
        9.75% due 12/15/07.........................       150       146,250
       Cablevision Systems Corp.
        Sr. Notes
        8.00% due 4/15/12*.........................       250       249,375
       Charter Communications Holdings, LLC
        Sr. Sub. Disc. Notes
        9.92% due 4/01/11(3).......................       125       103,437
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        9.63% due 11/15/09.........................       925       781,625
       Charter Communications Holdings, LLC
        Sr. Notes
        10.00% due 5/15/11.........................        75        62,250
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        10.25% due 1/15/10.........................        25        21,188
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        10.75% due 10/01/09........................       450       393,750
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        11.13% due 1/15/11.........................       425       371,875

                                                  Principal
                                                    Amount       Value
                Security Description            (in thousands)  (Note 2)
      Broadcasting & Media (continued)
        Cinemark, Inc.
         Sr. Disc. Notes
         9.75% due 3/15/14*(3).................      $250      $  155,000
        CSC Holdings, Inc.
         Sr. Notes
         6.75% due 4/15/12*....................        75          75,750
        CSC Holdings, Inc.
         Sr. Debentures
         7.63% due 7/15/18.....................       700         738,500
        CSC Holdings, Inc.
         Sr. Debentures
         7.88% due 2/15/18.....................       175         187,687
        Haights Cross Operating Co.
         Guaranteed Sr. Notes
         11.75% due 8/15/11....................       100         108,125
        Insight Communications Co., Inc.
         Sr. Sub. Disc. Notes
         12.25% due 2/15/11(3).................       575         485,875
        Paxson Communications Corp.
         Guaranteed Sr. Sub. Disc. Notes
         12.25% due 1/15/09(3).................       275         233,750
        Pegasus Satellite Communications, Inc.
         Sr. Sub. Disc. Notes
         13.50% due 3/01/07(3).................       175         129,500
        Rogers Cable, Inc.
         Bonds
         8.75% due 5/01/32.....................        50          59,375
        Rogers Cablesystems, Ltd.
         Guaranteed Sr. Sub. Notes
         11.00% due 12/01/15...................       200         232,000
        Salem Communications Holding Corp.
         Guaranteed Sr. Sub. Notes
         7.75% due 12/15/10....................       125         132,031
        Salem Communications Holding Corp.
         Guaranteed Sr. Sub. Notes, Series B
         9.00% due 7/01/11.....................        50          54,563
        Susquehanna Media Co.
         Sr. Sub. Notes
         7.38% due 4/15/13.....................       100         106,125
        Young Broadcasting, Inc.
         Sr. Sub. Notes
         8.75% due 1/15/14*....................       125         128,750
        Young Broadcasting, Inc.
         Guaranteed Sr. Sub. Notes
         10.00% due 3/01/11....................       250         267,500
                                                               ----------
                                                                5,384,031
                                                               ----------
      Business Services -- 0.7%
        Allied Waste North America, Inc.
         Sr. Notes
         7.88% due 4/15/13.....................        75          81,937
        Allied Waste North America, Inc.
         Guaranteed Sr. Notes
         9.25% due 9/01/12.....................       100         113,750
        ERICO International Corp.
         Sr. Sub. Notes
         8.88% due 3/01/12*....................        50          52,375

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
       BONDS & NOTES (continued)
       Business Services (continued)
         HydroChem Industrial Services, Inc.
          Guaranteed Sr. Sub. Notes, Series B
          10.38% due 8/01/07..................      $150      $  150,000
         Mobile Mini, Inc.
          Sr. Notes
          9.50% due 7/01/13...................       100         109,000
         Monitronics International, Inc.
          Sr. Sub. Notes
          11.75% due 9/01/10*.................       200         212,000
                                                              ----------
                                                                 719,062
                                                              ----------
       Chemicals -- 1.4%
         Associated Materials, Inc.
          Sr. Disc. Notes
          11.25% due 3/01/14*(3)..............       225         136,688
         Equistar Chemicals LP
          Sr. Notes
          10.63% due 5/01/11..................       175         188,562
         Freeport McMoRan Resources
          Sr. Notes
          7.00% due 2/15/08...................       125         131,250
         Huntsman International, LLC
          Guaranteed Sr. Notes
          9.88% due 3/01/09...................       225         247,500
         Huntsman International, LLC
          Sr. Sub. Notes
          10.13% due 7/01/09..................       150         175,629
         Huntsman International, LLC
          Sr. Secured Notes
          11.63% due 10/15/10.................       125         131,250
         IMC Global, Inc.
          Sr. Notes
          10.88% due 8/01/13..................        75          93,938
         KCS Energy, Inc.
          Sr. Notes
          7.13% due 4/01/12*..................        50          50,875
         Rockwood Specialties, Inc.
          Sr. Sub. Notes
          10.63% due 5/15/11..................       150         165,750
         Westlake Chemical Corp.
          Sr. Notes
          8.75% due 7/15/11...................       125         138,125
                                                              ----------
                                                               1,459,567
                                                              ----------
       Communication Equipment -- 0.4%
         American Tower Escrow Corp.
          Disc. Notes
          zero coupon due 8/01/08.............       150         105,375
         Rural Cellular Corp.
          Sr. Sub. Notes
          9.63% due 5/15/08...................       125         114,062
         Rural Cellular Corp.
          Sr. Sub. Notes
          9.75% due 1/15/10...................       225         201,375
                                                              ----------
                                                                 420,812
                                                              ----------
       Computers & Business Equipment -- 0.2%
         Xerox Corp.
          Sr. Notes
          7.13% due 6/15/10...................        50          53,000
         Xerox Corp.
          Notes
          7.20% due 4/01/16...................        25          26,000

                                                 Principal
                                                   Amount      Value
                 Security Description          (in thousands) (Note 2)
          Computers & Business Equipment (continued)
            Xerox Corp.
             Sr. Notes
             7.63% due 6/15/13................      $125      $133,125
                                                              --------
                                                               212,125
                                                              --------
          Education -- 0.1%
            KinderCare Learning Centers, Inc.
             Sr. Sub. Notes, Series B
             9.50% due 2/15/09................        57        57,902
                                                              --------
          Electronics -- 0.4%
            Amkor Technology, Inc.
             Sr. Notes
             7.13% due 3/15/11*...............       100        99,750
            Amkor Technology, Inc.
             Sr. Notes
             7.75% due 5/15/13................        50        51,000
            Amkor Technology, Inc.
             Sr. Sub. Notes
             9.25% due 2/15/08................       100       110,250
            ON Semiconductor Corp.
             Guaranteed Sr. Secured Notes
             12.00% due 3/15/10...............        49        60,515
            Sanmina-SCI Corp.
             Guaranteed Sr. Secured Notes
             10.38% due 1/15/10...............        75        88,500
                                                              --------
                                                               410,015
                                                              --------
          Energy Services -- 0.7%
            Hanover Compressor Co.
             Sub. Notes
             zero coupon due 3/31/07..........       375       288,750
            Hanover Compressor Co.
             Sr. Notes
             8.63% due 12/15/10...............        50        53,750
            Oslo Seismic Services, Inc.
             1st Mtg. Notes
             8.28% due 6/01/11................       181       181,098
            Trico Marine Services, Inc.
             Sr. Notes
             8.88% due 5/15/12(6).............       300       156,000
            Universal Compression, Inc.
             Sr. Notes
             7.25% due 5/15/10................       100       107,250
                                                              --------
                                                               786,848
                                                              --------
          Energy Sources -- 2.0%
            Chesapeake Energy Corp.
             Sr. Notes
             6.88% due 1/15/16................        50        52,500
            Chesapeake Energy Corp.
             Sr. Notes
             7.50% due 9/15/13................        50        55,250
            Chesapeake Energy Corp.
             Guaranteed Sr. Notes
             7.75% due 1/15/15................        25        27,688
            Chesapeake Energy Corp.
             Guaranteed Sr. Notes
             9.00% due 8/15/12................        25        28,906
            CITGO Petroleum Corp.
             Sr. Notes
             11.38% due 2/01/11...............       100       116,750

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                     Principal
                                                       Amount       Value
                Security Description               (in thousands)  (Note 2)
   ------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Energy Sources (continued)
     Colorado Interstate Gas Co.
      Sr. Debentures
      6.85% due 6/15/37...........................     $  150     $  153,750
     Costilla Energy, Inc.
      Sr. Notes
      10.25% due 10/01/06+(1)(2)..................        500              0
     Encore Acquisition Co.
      Sr. Sub. Notes
      6.25% due 4/15/14*..........................         50         50,734
     Encore Acquisition Co.
      Guaranteed Sr. Notes
      8.38% due 6/15/12...........................        100        110,000
     Exco Resources, Inc.
      Guaranteed Sr. Notes
      7.25% due 1/15/11*..........................         75         77,438
     Mission Energy Holding Co.
      Sr. Secured Notes
      13.50% due 7/15/08..........................        975      1,004,250
     North American Energy Partners, Inc.
      Sr. Notes
      8.75% due 12/01/11*.........................         75         75,750
     Roseton Danskammer
      Guaranteed Pass-Thru Certificates, Series B
      7.67% due 11/08/16..........................        150        135,750
     Southern Natural Gas Co.
      Sr. Notes
      8.88% due 3/15/10...........................        125        138,750
     Westport Resources Corp.
      Guaranteed Sr. Sub. Notes
      8.25% due 11/01/11..........................        100        111,250
                                                                  ----------
                                                                   2,138,766
                                                                  ----------
   Entertainment Products -- 0.2%
     Steinway Musical Instruments, Inc.
      Guaranteed Sr. Notes
      8.75% due 4/15/11...........................        175        189,438
                                                                  ----------
   Financial Services -- 11.4%
     Alamosa Delaware, Inc.
      Guaranteed Sr. Disc. Notes
      12.00% due 7/31/09(3).......................        493        448,630
     Athena Neurosciences Finance, LLC
      Guaranteed Sr. Notes
      7.25% due 2/21/08...........................        600        602,250
     Bear Island Paper Co., LLC
      Sr. Secured Notes, Series B
      10.00% due 12/01/07.........................        250        226,250
     Bluewater Finance, Ltd.
      Guaranteed Sr. Notes
      10.25% due 2/15/12..........................        175        182,000
     Boeing Capital Corp.
      Sr. Notes
      5.75% due 2/15/07...........................        250        271,547
     Chukchansi Economic Development Authority
      Sr. Notes
      14.50% due 6/15/09*.........................        500        586,250
     Commercial Mtg. Asset Trust Commercial Mtg.
      Certificates, Series 1999-C1, Class C
      7.35% due 4/01/04...........................      1,200      1,443,194

                                                         Principal
                                                           Amount      Value
                 Security Description                  (in thousands) (Note 2)
 Financial Services (continued)
   Couche-Tard U.S. LP
    Sr. Sub. Notes
    7.50% due 12/15/13*...............................     $   25     $ 26,750
   Credit Suisse First Boston USA, Inc.
    Global Sr. Notes
    4.63% due 1/15/08.................................        250      264,839
   DLJ Commercial Mtg. Corp.
    Commercial Mtg. Certificates, Series
    1998-CG1, Class S
    0.85% due 4/01/04(4)IO............................      8,299      215,518
   DLJ Commercial Mtg. Corp.
    Commercial Mtg. Certificates, Series
    1998-CF2, Class S
    1.01% due 4/01/04(4)IO............................      6,833      231,776
   EIRCOM Funding
    Sr. Sub. Notes
    8.25% due 8/15/13.................................        150      167,250
   ESI Tractebel Acquisition Corp.
    Guaranteed Secured Bonds, Series B
    7.99% due 12/30/11................................        238      246,330
   First Union Residential Securitization Trans, Inc.
    Mtg. Certificates, Series
    1998-A, Class B2
    7.00% due 8/25/28.................................        164      163,724
   Ford Motor Credit Co.
    Notes
    6.50% due 1/25/07.................................        250      267,051
   General Electric Capital Corp.
    Notes
    5.00% due 6/15/07.................................        250      269,018
   General Motors Acceptance Corp.
    Notes
    6.85% due 6/17/04.................................        250      252,795
   Hilcorp Energy I LP/Hilcorp Finance Co.
    Sr. Notes
    10.50% due 9/01/10*...............................        200      222,000
   Household Finance Corp.
    Notes
    5.75% due 1/30/07.................................        250      272,283
   Huntsman Advanced Materials, LLC
    Sr. Secured Notes
    11.00% due 7/15/10*...............................         75       84,750
   Jet Equipment Trust
    Sr. Notes, Series 1995, Class A
    8.24% due 5/01/15*+(1)............................        136      113,325
   LaBranche & Co., Inc.
    Sr. Sub. Notes
    12.00% due 3/02/07................................        150      157,875
   Madison River Capital, LLC/
    Madison River Finance Corp.
    Sr. Notes, Series B
    13.25% due 3/01/10................................        500      545,000
   Mid-State Trust
    Asset Backed Notes, Series 6,
    Class A1
    7.34% due 7/01/35.................................        897      977,982
   Nexstar Finance Holdings, LLC
    Guaranteed Sr. Disc. Notes
    11.38% due 4/01/13(3).............................        300      220,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Financial Services (continued)
            PCA, LLC
             Guaranteed Sr. Notes
             11.88% due 8/01/09............      $175      $   193,375
            PDVSA Finance, Ltd.
             Bonds
             6.80% due 11/15/08............       275          269,500
            PDVSA Finance, Ltd.
             Notes
             8.50% due 11/16/12............       100           97,000
            PNC Mtg. Securities Corp.
             Commercial Mtg. Certificates,
             Series 1998-5, Class CB3
             6.74% due 4/01/04(4)..........       300          299,498
            PNC Mtg. Securities Corp.
             Commercial Mtg. Certificates,
             Series 1998-4, Class 3B3
             6.75% due 5/25/28.............       236          237,181
            PNC Mtg. Securities Corp.
             Commercial Mtg. Certificates,
             Series 1999-1, Class CB2
             6.79% due 4/01/04(4)..........       396          407,623
            PNC Mtg. Securities Corp.
             Commercial Mtg. Certificates,
             Series 1998-4, Class CB3
             6.85% due 4/01/04(4)..........       335          337,340
            PNC Mtg. Securities Corp.
             Commercial Mtg. Certificates,
             Series 1992-2, Class DB3
             6.91% due 4/01/04(4)..........       402          417,039
            Px Escrow Corp.
             Sr. Sub. Disc. Notes
             9.63% due 2/01/06(3)..........       125          102,188
            Qwest Capital Funding, Inc.
             Guaranteed Notes
             7.25% due 2/15/11.............       225          193,500
            Qwest Capital Funding, Inc.
             Guaranteed Notes
             7.63% due 8/03/21.............       475          399,000
            Qwest Capital Funding, Inc.
             Notes
             7.75% due 2/15/31.............        50           41,000
            Qwest Capital Funding, Inc.
             Guaranteed Notes
             7.90% due 8/15/10.............       350          315,000
            Terra Capital, Inc.
             Guaranteed Sr. Sec. Notes
             11.50% due 6/01/10............       175          190,750
            Terra Capital, Inc.
             Guaranteed Sr. Sec. Notes
             12.88% due 10/15/08...........        75           88,500
            US West Capital Funding, Inc.
             Guaranteed Notes
             6.88% due 7/15/28.............        75           58,125
                                                           -----------
                                                            12,105,506
                                                           -----------
          Food, Beverage & Tobacco -- 0.3%
            Del Monte Corp.
             Sr. Sub. Notes
             8.63% due 12/15/12............        75           84,375
            Doane Pet Care Co.
             Sr. Sub. Notes
             9.75% due 5/15/07.............        50           44,125

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)

       Food, Beverage & Tobacco (continued)
         Doane Pet Care Co.
          Guaranteed Sr. Notes
          10.75% due 3/01/10..................      $ 50      $   52,125
         Fleming Cos., Inc.
          Guaranteed Sr. Sub. Notes, Series D
          10.63% due 7/31/07+(1)..............       150             187
         Smithfield Foods, Inc.
          Sr. Notes, Series B
          7.75% due 5/15/13...................       100         110,000
         Smithfield Foods, Inc.
          Sr. Notes, Series B
          8.00% due 10/15/09..................        50          55,875
                                                              ----------
                                                                 346,687
                                                              ----------
       Forest Products -- 1.3%
         Constar International, Inc.
          Sr. Sub. Notes
          11.00% due 12/01/12.................        50          42,750
         Crown Cork & Seal Co., Inc.
          Notes
          8.00% due 4/15/23...................       250         241,250
         FiberMark, Inc.
          Sr. Notes
          10.75% due 4/15/11(6)...............       125          70,625
         Georgia-Pacific Corp.
          Debentures
          7.75% due 11/15/29..................       350         355,250
         Georgia-Pacific Corp.
          Debentures
          8.63% due 4/30/25...................       150         157,875
         Georgia-Pacific Corp.
          Debentures
          9.13% due 7/01/22...................       125         129,219
         Pliant Corp.
          Sr. Secured Disc. Notes
          11.13% due 6/15/09*(3)..............       100          80,000
         Speciality Paperboard, Inc.
          Sr. Notes
          9.38% due 10/15/06(6)...............       550         306,625
                                                              ----------
                                                               1,383,594
                                                              ----------
       Health Services -- 1.1%
         Genesis Healthcare Corp.
          Sr. Sub. Notes
          8.00% due 10/15/13*.................        50          53,250
         HCA, Inc.
          Sr. Notes
          6.95% due 5/01/12...................       200         218,144
         IASIS Healthcare Corp.
          Guaranteed Sr. Sub. Notes
          8.50% due 10/15/09..................        75          80,250
         National Nephrology Associates, Inc.
          Sr. Sub. Notes
          9.00% due 11/01/11*.................        25          29,000
         Pediatric Services of America, Inc.
          Guaranteed Sr. Sub. Notes
          10.00% due 4/15/08(2)...............        25          25,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
      BONDS & NOTES (continued)
      Health Services (continued)
        Psychiatric Solutions, Inc.
         Guaranteed Sr. Sub. Notes
         10.63% due 6/15/13.....................      $100      $  114,250
        Team Health, Inc.
         Sr. Sub. Notes
         9.00% due 4/01/12*.....................       100          97,250
        Tenet Healthcare Corp.
         Sr. Notes
         5.00% due 7/01/07......................       200         182,500
        Tenet Healthcare Corp.
         Sr. Notes
         6.50% due 6/01/12......................        75          64,688
        Tenet Healthcare Corp.
         Notes
         7.38% due 2/01/13......................        50          45,125
        Triad Hospitals, Inc.
         Sr. Sub. Notes
         7.00% due 11/15/13*....................        75          76,875
        Universal Hospital Services, Inc.
         Sr. Notes
         10.13% due 11/01/11*...................       125         135,000
                                                                ----------
                                                                 1,121,332
                                                                ----------
      Insurance -- 0.3%
        Crum & Forster Holdings Corp.
         Sr. Notes
         10.38% due 6/15/13*....................       250         282,500
        LNR Property Corp.
         Sr. Sub. Notes
         7.63% due 7/15/13......................        75          79,500
                                                                ----------
                                                                   362,000
                                                                ----------
      Leisure & Tourism -- 3.2%
        American Airlines, Inc.
         Pass-Thru Certificates, Series 2001-1,
         Class A2
         6.82% due 5/23/11......................       200         184,747
        American Airlines, Inc.
         Pass-Thru Certificates, Series 2001-2,
         Class C
         7.80% due 10/01/06.....................       300         282,180
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class A-2
         6.88% due 1/02/11......................       125         115,306
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class A-1
         7.20% due 1/02/19......................       133         124,873
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class B
         7.63% due 1/02/15......................       663         384,341
        Atlas Air, Inc.
         Pass-Thru Certificates, Series 2000-1
         Class A
         8.71% due 1/02/20......................        87          82,860

                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)

      Leisure & Tourism (continued)
        Bally Total Fitness Holding Corp.
         Sr. Notes
         10.50% due 7/15/11.....................      $ 50      $   47,000
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1997-4,
         Class A
         6.90% due 1/02/18......................       167         166,096
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1999-1,
         Class C
         6.95% due 8/02/09......................       147         127,023
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series 1999-2,
         Class C1
         7.73% due 3/15/11......................        47          38,587
        Continental Airlines, Inc.
         Secured Pass-Thru Certificates, Series
         2000-2, Class B
         8.31% due 10/02/19.....................       140         123,678
        Courtyard by Marriott II
         Sr. Secured Notes, Series B
         10.75% due 2/01/08.....................       150         150,375
        Delta Air Lines, Inc.
         Pass-Thru Certificates, Series 2002-1,
         Class C
         7.78% due 1/02/12......................       167         135,432
        Hollywood Casino Shreveport/Shreveport
         Capital Corp.
         Guaranteed Sr. Secured Notes
         13.00% due 8/01/06+(1).................       400         284,000
        John Q Hammons Hotels LP
         1st Sr. Mtg. Notes, Series B
         8.88% due 5/15/12......................        75          83,437
        Mandalay Resort Group
         Sr. Notes
         6.38% due 12/15/11*....................        75          79,125
        Prime Hospitality Corp.
         Sr. Sub. Notes, Series B
         8.38% due 5/01/12......................        50          52,750
        Riviera Holdings Corp.
         Guaranteed Sr. Notes
         11.00% due 6/15/10.....................       185         194,481
        True Temper Sports, Inc.
         Guaranteed Sr. Sub. Notes
         8.38% due 9/15/11*.....................       150         153,000
        United Air Lines, Inc.
         Pass-Thru Certificates, Series 2000,
         Class A-2
         7.73% due 7/01/10......................        75          67,688
        United Air Lines, Inc.
         Pass-Thru Certificates, Series 2000-1,
         Class A-1
         7.78% due 1/01/14......................        63          57,078
        Waterford Gaming, LLC
         Sr. Notes
         8.63% due 9/15/12*.....................       188         201,160
        Worldspan LP
         Sr. Notes
         9.63% due 6/15/11......................       200         206,500
                                                                ----------
                                                                 3,341,717
                                                                ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
        BONDS & NOTES (continued)
        Machinery -- 0.4%
          Briggs & Stratton Corp.
           Guaranteed Sr. Notes
           8.88% due 3/15/11..................      $100      $  123,500
          Dana Corp.
           Notes
           9.00% due 8/15/11..................       180         216,450
          Dresser, Inc.
           Guaranteed Sr. Sub. Notes
           9.38% due 4/15/11..................        75          81,750
          Exide Corp.
           Sr. Notes
           10.00% due 4/15/05+(1).............       225          46,125
          Venture Holdings Co., LLC
           Guaranteed Sr. Sub. Notes
           11.00% due 6/01/07+(1).............       100           4,000
                                                              ----------
                                                                 471,825
                                                              ----------
        Medical Products -- 0.1%
          Inverness Medical Innovations, Inc.
           Sr. Sub. Notes
           8.75% due 2/15/12*.................       100         101,500
                                                              ----------
        Metals & Mining -- 1.2%
          CSN Islands VII Corp.
           Guaranteed Notes
           10.75% due 9/12/08*................       150         159,750
          CSN Islands VIII Corp.
           Guaranteed Sr. Notes
           9.75% due 12/16/13*................       175         171,500
          Eagle-Picher, Inc.
           Sr. Notes
           9.75% due 9/01/13..................       125         136,875
          MMI Products, Inc.
           Sr. Sub. Notes, Series B
           11.25% due 4/15/07.................       100          83,500
          NGC Corp. Capital Trust I
           Guaranteed Sub. Notes, Series B
           8.32% due 6/01/27..................       800         636,000
          Renco Metals, Inc.
           Guaranteed Sr. Notes
           11.50% due 7/01/49+(1)(2)..........       500               0
          Ryerson Tull, Inc.
           Notes
           9.13% due 7/15/06..................        75          77,250
                                                              ----------
                                                               1,264,875
                                                              ----------
        Real Estate Investment Trusts -- 0.6%
          National Health Investors, Inc.
           Notes
           7.30% due 7/16/07..................       200         207,000
          Omega Healthcare Investors, Inc.
           Sr. Notes
           6.95% due 8/01/07..................        50          52,500
          Omega Healthcare Investors, Inc.
           Sr. Notes
           7.00% due 4/01/14*.................        75          76,875
          RFS Partnership LP
           Guaranteed Sr. Notes
           9.75% due 3/01/12..................        50          54,250

                                                  Principal
                                                    Amount       Value
                Security Description            (in thousands)  (Note 2)

      Real Estate Investment Trusts (continued)
        Senior Housing Properties Trust
         Sr. Notes
         8.63% due 1/15/12.....................      $252      $  286,020
                                                               ----------
                                                                  676,645
                                                               ----------
      Restaurants -- 0.2%
        Tricon Global Restaurants, Inc.
         Sr. Notes
         8.88% due 4/15/11.....................       125         156,094
                                                               ----------
      Retail Stores -- 1.5%
        Collins & Aikman Floor Cover
         Guaranteed Sr. Sub. Notes
         9.75% due 2/15/10.....................        75          80,250
        Host Marriott LP
         Sr. Notes
         7.13% due 11/01/13....................        50          51,875
        J.C. Penney Co., Inc.
         Notes
         6.88% due 10/15/15....................       250         275,625
        J.C. Penney Co., Inc.
         Debentures
         7.13% due 11/15/23....................       200         226,000
        Jostens Holding Corp.
         Sr. Disc. Notes
         10.25% due 12/01/13(3)................       190         124,450
        Rent-Way, Inc.
         Sr. Secured Notes
         11.88% due 6/15/10....................       175         196,000
        Rite Aid Corp.
         Sr. Debentures
         7.70% due 2/15/27.....................       175         160,125
        Rite Aid Corp.
         Guaranteed Sr. Secured Notes
         8.13% due 5/01/10.....................        50          53,500
        Saks, Inc.
         Guaranteed Notes
         9.88% due 10/01/11....................       100         123,000
        Sealy Mattress Co.
         Sr. Sub. Notes
         8.25% due 6/15/14*....................        25          25,158
        Service Corp. International
         Sr. Notes
         6.75% due 4/01/16*....................       100         100,500
        Suburban Propane Partners LP
         Sr. Notes
         6.88% due 12/15/13*...................       125         130,000
                                                               ----------
                                                                1,546,483
                                                               ----------
      Telecommunications -- 4.4%
        AirGate PCS, Inc.
         Sr. Sub. Secured Notes
         9.38% due 9/01/09.....................       373         352,798
        Alaska Communications Holdings, Inc.
         Guaranteed Sr. Sub. Notes
         9.38% due 5/15/09.....................       275         269,500
        American Cellular Corp.
         Sr. Notes, Series B
         10.00% due 8/01/11....................       100          96,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                    Principal
                                                      Amount       Value
                Security Description              (in thousands)  (Note 2)
    BONDS & NOTES (continued)
    Telecommunications (continued)
      Cincinnati Bell, Inc.
       Notes
       7.25% due 6/15/23.........................     $   25     $   24,750
      Cincinnati Bell, Inc.
       Guaranteed Sr. Sub. Notes
       8.38% due 1/15/14.........................         25         24,500
      Dobson Communications Corp.
       Sr. Notes
       10.88% due 7/01/10........................        200        177,000
      FairPoint Communications, Inc.
       Sr. Sub. Notes
       12.50% due 5/01/10........................        250        280,000
      Insight Midwest LP/ Insight Capital, Inc.
       Sr. Notes
       10.50% due 11/01/10.......................         25         26,875
      Insight Midwest LP/Insight Capital, Inc.
       Sr. Sub. Notes
       9.75% due 10/01/09........................         25         26,063
      iPCS, Inc.
       Sr. Disc. Notes
       14.00% due 7/15/10+(1)....................        550        148,500
      IWO Holdings, Inc.
       Guaranteed Sr. Notes
       14.00% due 1/15/11........................      1,300        312,000
      LCI International, Inc.
       Sr. Notes
       7.25% due 6/15/07.........................        400        366,000
      MJD Communications, Inc.
       Sr. Sub. Notes, Series B
       9.50% due 5/01/08.........................        325        328,250
      Nextel Communications, Inc.
       Sr. Notes
       7.38% due 8/01/15.........................        375        405,937
      PanAmSat Corp.
       Notes
       6.38% due 1/15/08.........................        125        129,844
      PanAmSat Corp.
       Guaranteed Sr. Notes
       8.50% due 2/01/12.........................         50         52,250
      Telewest Communications, PLC
       Sr. Disc. Notes
       9.25% due 4/15/09(3)......................        150         77,250
      TSI Telecommunications Services, Inc.
       Guaranteed Sr. Sub. Notes
       12.75% due 2/01/09........................         50         54,750
      Ubiquitel Operating Co.
       Sr. Notes
       9.88% due 3/01/11*........................         75         73,125
      United States West Communications, Inc.
       Debentures
       7.25% due 10/15/35........................        450        416,250
      US Unwired, Inc.
       Guaranteed Sr. Sub. Disc. Notes, Series B
       13.38% due 11/01/09(3)....................        825        771,375
      US West Communications, Inc.
       Debentures
       7.13% due 11/15/43........................        300        270,000
                                                                 ----------
                                                                  4,683,017
                                                                 ----------

                                                  Principal
                                                    Amount      Value
                 Security Description           (in thousands) (Note 2)

         Transportation -- 0.1%
           Overseas Shipholding Group, Inc.
            Sr. Notes
            7.50% due 2/15/24..................      $ 75      $ 75,937
           Petroleum Helicopters, Inc.
            Guaranteed Sr. Notes, Series B
            9.38% due 5/01/09..................        50        54,938
                                                               --------
                                                                130,875
                                                               --------
         Utilities -- 4.9%
           AES Corp.
            Sr. Secured Notes
            8.75% due 5/15/13*.................       155       170,500
           AES Corp.
            Sr. Sub. Debentures
            8.88% due 11/01/27.................       550       533,500
           AES Drax Energy, Ltd.
            Guaranteed Sr. Sub. Secured Notes,
            Series B
            11.50% due 8/30/10+(1).............       725         3,625
           Cincinnati Bell Telephone Co.
            Notes
            7.18% due 12/15/23.................        50        47,500
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.20% due 11/29/23.................       225       213,750
           Dynegy Holdings, Inc.
            Sr. Notes
            8.75% due 2/15/12..................       100        94,500
           Edison Mission Energy
            Sr. Notes
            7.73% due 6/15/09..................       100        96,500
           Edison Mission Energy
            Sr. Notes
            9.88% due 4/15/11..................       150       157,875
           Edison Mission Energy
            Sr. Notes
            10.00% due 8/15/08.................       175       184,188
           El Paso Natural Gas Co.
            Debentures
            8.63% due 1/15/22..................       450       468,000
           El Paso Production Holding Co.
            Guaranteed Sr. Notes
            7.75% due 6/01/13..................       475       440,562
           Mirant Americas Generation, LLC
            Sr. Notes
            7.20% due 10/01/08+(1)(8)..........       225       166,500
           Mirant Americas Generation, LLC
            Sr. Notes
            7.63% due 5/01/06+(1)(8)...........        75        55,500
           Mirant Americas Generation, LLC
            Sr. Notes
            8.30% due 5/01/11+(1)(8)...........       625       460,937
           Mirant Americas Generation, LLC
            Sr. Notes
            8.50% due 10/01/21+(1)(8)..........       450       333,000
           NRG Energy, Inc.
            Guaranteed Sr. Secured Notes
            8.00% due 12/15/13*................       175       180,688

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount        Value
               Security Description           (in thousands)**  (Note 2)
      BONDS & NOTES (continued)
      Utilities (continued)
        Reliant Resources, Inc.
         Sr. Secured Notes
         9.25% due 7/15/10...................     $    200     $   217,000
        Reliant Resources, Inc.
         Secured Notes
         9.50% due 7/15/13...................          300         330,750
        Tiverton/Rumford Power Assoc., Ltd.
         Guaranteed Notes
         9.00% due 7/15/18*..................          125         106,875
        Transcontinental Gas Pipe Line Corp.
         Sr. Notes
         8.88% due 7/15/12...................          100         118,500
        Williams Cos., Inc.
         Notes
         8.75% due 3/15/32...................          725         768,500
                                                               -----------
                                                                 5,148,750
                                                               -----------
      Total Bonds & Notes
         (cost $43,986,435)..................                   45,226,883
                                                               -----------
      FOREIGN BONDS & NOTES -- 31.5%
      Broadcasting & Media -- 0.2%
        CF Cable TV, Inc.
         Guaranteed Secured Sr. Notes
         9.13% due 7/15/07...................           50          52,505
        Telenet Group Holding NV
         Sr. Disc. Notes
         11.50% due 6/15/14*(3)..............          300         183,000
                                                               -----------
                                                                   235,505
                                                               -----------
      Government Agency -- 28.2%
        Australia Commonwealth
         Bonds
         7.50% due 7/15/05...................      AUD 620         486,163
        Canadian Government
         Bonds
         5.75% due 6/01/29...................      CAD 420         352,535
        Canadian Government
         Bonds
         5.75% due 9/01/06...................      CAD 615         504,022
        Deutsche Bundesrepublik
         Bonds
         4.00% due 7/04/09...................      EUR 110         140,749
        Deutsche Bundesrepublik
         Bonds
         5.63% due 1/04/28...................      EUR 120         166,180
        Federal Republic of Brazil
         Bonds
         2.06% due 4/15/04...................        1,025         896,875
        Federal Republic of Brazil
         Bonds
         8.00% due 4/15/14...................        1,648       1,606,436
        Federal Republic of Brazil
         Bonds
         8.25% due 1/20/34...................          180         153,000
        Federal Republic of Brazil
         Bonds
         8.88% due 4/15/24...................          275         251,625

                                             Principal
                                               Amount        Value
               Security Description       (in thousands)**  (Note 2)

           Government Agency (continued)
             Federal Republic of Brazil
              Bonds
              10.13% due 5/15/27.........    $      125    $  126,500
             Federal Republic of Brazil
              Global Notes
              10.25% due 6/17/13.........           900       965,250
             Federal Republic of Brazil
              Bonds
              11.00% due 8/17/40.........         1,215     1,297,620
             Federal Republic of Brazil
              Global Bonds
              12.00% due 4/15/10.........           150       174,375
             Federal Republic of Brazil
              Notes
              14.50% due 10/15/09........           250       318,875
             Federal Republic of Brazil
              Notes
              11.00% due 1/11/12.........           600       668,100
             Federal Republic Of Germany
              Bonds
              4.50% due 8/18/06..........       EUR 255       329,351
             Kingdom of Sweden
              Bonds
              5.00% due 1/28/09..........     SEK 3,000       424,762
             Republic of Bulgaria
              Bonds, Series A
              2.00% due 7/28/04..........           324       319,276
             Republic of Bulgaria
              Bonds
              8.25% due 1/15/15..........           100       122,500
             Republic of Chile
              Notes
              1.52% due 1/28/08(7).......           150       150,187
             Republic of Chile
              Notes
              6.88% due 4/28/09..........           200       229,860
             Republic of Colombia
              Bonds
              10.38% due 1/28/33.........           125       142,937
             Republic of Colombia
              Notes
              10.75% due 1/15/13.........           450       540,675
             Republic of Colombia
              Bonds
              11.75% due 2/25/20.........           300       384,000
             Republic of Ecuador
              Bonds
              7.00% due 8/15/04..........           725       645,250
             Republic of El Salvador
              Bonds
              7.75% due 1/24/23..........           200       224,000
             Republic of Greece
              Sr. Notes
              4.65% due 4/19/07..........       EUR 300       390,836
             Republic of Italy
              Bonds
              5.25% due 12/15/05.........       EUR 100       129,213

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                              Principal
                                                Amount        Value
               Security Description        (in thousands)**  (Note 2)
         FOREIGN BONDS & NOTES (continued)
         Government Agency (continued)
           Republic of Italy
            Bonds
            5.25% due 11/01/29............     EUR 110      $  142,849
           Republic of Panama
            Global Bonds
            9.38% due 1/16/23.............          25          28,187
           Republic of Panama
            Bonds
            9.63% due 2/08/11.............         400         476,000
           Republic of Peru
            Bonds
            5.00% due 3/01/07.............         182         168,350
           Republic of Peru
            Guaranteed Global Bonds
            9.13% due 2/21/12.............         305         345,412
           Republic of Peru
            Notes
            9.88% due 2/06/15.............          75          88,088
           Republic of Peru
            Bonds
            4.50% due 3/07/05.............         100          88,000
           Republic of Turkey
            Notes
            8.00% due 2/14/34.............         270         284,850
           Republic of Turkey
            Notes
            9.50% due 1/15/14.............         130         153,400
           Republic of Turkey
            Notes
            11.00% due 1/14/13............         590         748,194
           Republic of Turkey
            Bonds
            11.75% due 6/15/10............         625         798,437
           Republic of Uruguay
            Bonds
            7.50% due 3/15/15.............          75          64,688
           Republic of Venezuela
            Debentures
            2.13% due 6/18/04.............         762         718,529
           Republic of Venezuela
            Bonds
            9.25% due 9/15/27.............         550         489,225
           Republic of Venezuela
            Bonds
            9.38% due 1/13/34.............         100          88,250
           Russian Federation
            Debentures
            3.00% due 5/14/08.............         975         899,437
           Russian Federation
            Bonds
            7.50% due 3/31/07*(3).........         875         876,094
           Russian Federation
            Bonds
            8.25% due 3/31/10.............       1,400       1,589,000
           Russian Federation
            Bonds
            5.00% due 3/31/07.............       2,600       2,603,900

                                               Principal
                                                 Amount        Value
               Security Description         (in thousands)**  (Note 2)
        Government Agency (continued)
          Spanish Government
           Bonds
           5.15% due 7/30/09...............     EUR 468      $   630,639
          Spanish Government
           Bonds
           6.15% due 1/31/13...............     EUR 196          281,742
          Ukraine Government
           Notes
           6.88% due 3/04/11*..............         250          256,250
          United Kingdom
           Notes
           5.00% due 3/07/08...............         100          186,603
          United Kingdom
           Bonds
           6.25% due 11/25/10..............      GBP 70          140,345
          United Kingdom
           Bonds
           7.50% due 12/07/06..............         152          300,450
          United Mexican States
           Notes
           1.84% due 4/13/04...............         143          143,858
          United Mexican States
           Notes
           5.88% due 1/15/14...............         200          207,700
          United Mexican States
           Notes
           6.38% due 1/16/13...............         600          649,800
          United Mexican States
           Notes
           6.63% due 3/03/15...............         825          898,425
          United Mexican States
           Notes
           7.50% due 1/14/12...............       1,175        1,365,937
          United Mexican States
           Bonds
           8.13% due 12/30/19..............         445          528,438
          United Mexican States
           Bonds
           8.30% due 8/15/31...............         425          499,375
          United Mexican States
           Notes
           8.38% due 1/14/11...............         525          638,137
          United Mexican States
           Notes
           9.88% due 2/01/10...............         275          353,650
                                                             -----------
                                                              29,873,391
                                                             -----------
        Insurance -- 0.3%
          Fairfax Financial Holdings, Ltd.
           Notes
           7.75% due 7/15/37...............          50           45,000
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15..............         250          257,500
                                                             -----------
                                                                 302,500
                                                             -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 2)
        ---------------------------------------------------------------
        FOREIGN BONDS & NOTES (continued)
        Metals & Mining -- 0.2%
          Crown European Holdings SA
           Sr. Secured Notes
           10.88% due 3/01/13................    $    90     $   104,850
          Vitro SA de CV
           Notes
           11.75% due 11/01/13*..............         75          71,250
                                                             -----------
                                                                 176,100
                                                             -----------
        Pharmaceuticals -- 0.6%
          Abbott Japan Co. Ltd
           Guaranteed Bonds
           1.05% due 11/06/08................     65,000         631,271
                                                             -----------
        Telecommunications -- 0.0%
          Empresa Brasielera de Telecom SA
           Guaranteed Notes
           11.00% due 12/15/08*..............         25          27,000
                                                             -----------
        Utilities -- 2.0%
          Calpine Canada Energy Finance, ULC
           Guaranteed Sr. Notes
           8.50% due 5/01/08.................      2,750       2,035,000
          Companhia De Saneamento Basico do
           Estado de Sao Paulo
           Notes
           12.00% due 6/20/08*...............         75          78,000
                                                             -----------
                                                               2,113,000
                                                             -----------
        Total Foreign Bonds & Notes
           (cost $29,089,406)................                 33,358,767
                                                             -----------
        U.S. GOVERNMENT OBLIGATIONS -- 11.0%
        U.S. Treasury Bonds -- 4.2%
          5.38% due 2/15/31..................      3,000       3,270,000
          6.13% due 11/15/27.................        500         589,883
          6.25% due 5/15/30..................        500         603,652
                                                             -----------
                                                               4,463,535
                                                             -----------
        U.S. Treasury Notes -- 6.8%
          3.50% due 11/15/06.................      1,000       1,042,305
          5.00% due 2/15/11..................      2,000       2,207,812
          5.00% due 8/15/11..................        585         644,620
          5.88% due 11/15/04.................      3,000       3,089,064
          6.88% due 5/15/06..................        177         196,325
                                                             -----------
                                                               7,180,126
                                                             -----------
        Total U.S. Government Obligations
           (cost $11,029,882)................                 11,643,661
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 3.1%
        Federal Farm Credit Bank -- 0.5%
           5.45% due 12/11/13................        500         545,971
                                                             -----------
        Federal Home Loan Mortgage
         Corporation -- 0.2%
           6.50% due 5/01/29.................         28          29,638
           7.00% due 6/01/29.................         31          32,725
           8.50% due 5/01/08.................         58          62,690
           10.00% due 5/15/20................         46          45,840
           11.57% due 4/01/04 IO.............         32             548
                                                             -----------
                                                                 171,441
                                                             -----------

                                                 Principal
                                                  Amount
                                              (in thousands)/   Value
                Security Description              Shares       (Note 2)

        Federal National Mortgage
         Association -- 2.2%
           0.44% due 4/01/04 IO..............     $ 4,480     $   68,411
           0.53% due 4/01/04 IO..............       1,920         21,549
           0.85% due 4/01/04 IO..............       4,320        176,968
           1.37% due 4/01/04 IO..............       2,314         30,042
           5.50% due 1/01/29.................          21         21,657
           5.50% due 6/01/29.................         255        261,848
           6.00% due 2/01/32.................         315        327,907
           6.63% due 9/15/09.................       1,000      1,166,540
           7.50% due 1/01/30.................          46         49,059
           7.50% due 9/01/30.................          23         24,712
           8.00% due 11/01/28................          74         80,304
           8.80% due 1/25/19.................          96        105,435
           10.40% due 4/25/19................          16         17,668
           13.00% due 11/15/15...............          16         18,558
                                                              ----------
                                                               2,370,658
                                                              ----------
        Government National Mortgage Association -- 0.2%
           7.50% due 7/15/27.................          41         43,730
           7.50% due 10/15/27................         137        147,237
                                                              ----------
                                                                 190,967
                                                              ----------
        Total U.S. Government Agencies
           (cost $3,059,992).................                  3,279,037
                                                              ----------
        COMMON STOCK -- 0.4%
        Financial Services -- 0.0%
          Ono Finance, PLC(2)................         100              0
                                                              ----------
        Machinery -- 0.1%
          NES Rentals Holding, Inc...........      19,435        174,915
                                                              ----------
        Telecommunications -- 0.3%
          AirGate PCS, Inc...................      15,419        231,270
          Dobson Communications Corp.........         270            780
          IMPSAT Fiber Networks, Inc.+.......       9,294         64,407
                                                              ----------
                                                                 296,457
                                                              ----------
        Total Common Stock
           (cost $887,971)...................                    471,372
                                                              ----------
        PREFERRED STOCK -- 1.0%
        Broadcasting & Media -- 0.3%
          Paxson Communications Corp.
           14.25%(5).........................          26        234,000
          Pegasus Communications Corp. 6.50%.       2,300         99,188
                                                              ----------
                                                                 333,188
                                                              ----------
        Communication Equipment -- 0.4%
          Rural Cellular Corp. 11.38%(5).....         325        289,250
          Rural Cellular Corp. 12.25%(5).....         210        156,450
                                                              ----------
                                                                 445,700
                                                              ----------
        Financial Services -- 0.0%
          TCR Holdings, Class B(2)...........         570              6
          TCR Holdings, Class C(2)...........         314              3
          TCR Holdings, Class D(2)...........         827              8
          TCR Holdings, Class E(2)...........       1,711             17
                                                              ----------
                                                                      34
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)

                                              Shares/Warrants/
                                                 Principal
                                                   Amount        Value
              Security Description            (in thousands)**  (Note 2)
     PREFERRED STOCK (continued)
     Retail Stores -- 0.2%
       General Nutrition Centers
        Series 12.00%*(2)(9).................    $      100    $   105,500
       Rent-Way, Inc.(2)(9)..................             3         25,000
                                                               -----------
                                                                   130,500
                                                               -----------
     Telecommunications -- 0.1%
       Alamosa Holdings, Inc. 7.50%..........           208         97,074
                                                               -----------
     Total Preferred Stock
        (cost $815,542)......................                    1,006,496
                                                               -----------
     RIGHTS -- 0.0%
     Government Agency -- 0.0%
       United Mexico States - C(2)...........     1,400,000         24,500
       United Mexico States - E(2)...........     1,400,000         10,500
       United Mexico States - D(2)...........     1,400,000         17,500
                                                               -----------
                                                                    52,500
                                                               -----------
     Total Rights
        (cost $0)............................                       52,500
                                                               -----------
     WARRANTS -- 0.0%
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc.
        Expires 10/22/07+(2).................         1,500            375
       UIH Australia Pacific, Inc.
        Expires 5/15/06......................         1,000              0
                                                               -----------
     Forest Products -- 0.0%
       Berry Plastics Corp.
        Expires 4/15/04(2)...................           500              0
                                                               -----------
     Telecommunications -- 0.0%
       GT Group Telecom, Inc.
        Expires 2/1/10+(2)...................           150              2
       Leap Wireless International, Inc.
        Expires 4/15/10+(2)..................           500              0
       Leap Wireless International, Inc.
        Expires 4/15/10+(2)..................           350              0
                                                               -----------
                                                                         2
                                                               -----------
     Total Warrants
        (cost $10,032).......................                          377
                                                               -----------
     Total Investment Securities -- 89.8%
        (cost $88,879,260)...................                   95,039,093
                                                               -----------
     SHORT-TERM SECURITIES -- 0.8%
       Time Deposit with State Street Bank &
        Trust Co.
        (cost $860,000)......................           860        860,000
                                                               -----------

                                                Principal
                                                  Amount         Value
              Security Description           (in thousands)**   (Note 2)
      REPURCHASE AGREEMENTS -- 3.2%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement (Note 2)......      $  365      $    365,000
        UBS Warburg, LLC. Joint Repurchase
         Agreement (Note 2).................       3,000         3,000,000
                                                              ------------
      Total Repurchase Agreements
         (cost $3,365,000)..................                     3,365,000
                                                              ------------
      TOTAL INVESTMENTS --
         (cost $93,104,260)(Note 5).........        93.9%       99,264,093
      Other assets less liabilities.........         6.1         6,474,753
                                                  ------      ------------
      NET ASSETS --                                100.0%     $105,738,846
                                                  ======      ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $6,478,285 which represents 6.1% of net assets.
**   In United States dollars unless otherwise indicated
AUD --Australian Dollar
CAD --Canadian Dollar
EUR --Euro
GBP --Pound Sterling
SEK --Swedish Krona
IO   Interest only securities.
+    Non-income producing security.
(1)  Bond in default.
(2)  Fair valued security; see Note 2.
(3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4) Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.
(5) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(6)  Subsequent to March 31, 2004, bond is in default.
(7) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(8)  Company has filed Chapter 11 bankruptcy.
(9) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2004, the Strategic Bond Fund held the following restricted securities:

                                                                 Value as a
                       Acquisition           Acquisition Market     % of
     Name                 Date     Share/Par    Cost     Value   Net Assets
     ----              ----------- --------- ----------- ------- ----------
     Rent-Way, Inc.,
      Preferred Stock. 05/29/2003       3       25,000    25,000    0.02%
     General Nutrition
      Centers
      Series 12.00%
      Preferred Stock. 12/18/2003     100      100,600   105,500    0.01

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


Allocation of investment by country as a percentage of net assets as of March 31, 2004.

                              United States. 61.9%
                              Brazil........  6.2
                              Russia........  5.6
                              Mexico........  5.1
                              Canada........  3.2
                              Turkey........  1.8
                              Venezuela.....  1.2
                              Columbia......  1.0
                              Spain.........  0.9
                              Germany.......  0.6
                              Japan.........  0.6
                              Peru..........  0.6
                              United Kingdom  0.6
                              Ecuador.......  0.6
                              Australia.....  0.5
                              Panama........  0.5
                              Chile.........  0.4
                              Greece........  0.4
                              Sweden........  0.4
                              Bulgaria......  0.4
                              Cayman Islands  0.2
                              Ireland.......  0.2
                              Belgium.......  0.2
                              El Salvador...  0.2
                              Italy.........  0.2
                              Ukraine.......  0.2
                              France........  0.1
                              Uruguay.......  0.1
                                             ----
                                             93.9%
                                             ====

Open Forward Foreign Currency Contracts

                                                                        Unrealized/
               Contract                In                    Delivery  Appreciation/
              to Deliver          Exchange For                 Date    (Depreciation)
             ------------------------------
             EUR 1,800,000        USD...... 2,182,410       05/06/2004    $(28,087)
             CAD 1,120,000        USD......   835,946       05/06/2004     (17,956)
                                                                          --------
                 Net Unrealized Appreciation (Depreciation)               $(46,043)
                                                                          ========

--------
CAD -- Canadian Dollar
EUR -- Euro
USD -- United States Dollar

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004



                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
     --------------------------------------------------------------------
     BONDS & NOTES -- 86.4%
     Aerospace & Military Technology -- 0.1%
       Condor Systems, Inc.
        Guaranteed Sr. Sub. Notes, Series B
        11.88% due 5/01/09+(1)(3)...............     $  500     $   35,000
       DeCrane Aircraft Holdings
        Guaranteed Sr. Sub. Notes, Series B
        12.00% due 9/30/08......................        500        330,625
                                                                ----------
                                                                   365,625
                                                                ----------
     Apparel & Textiles -- 0.1%
       Warnaco, Inc.
        Sr. Notes
        8.88% due 6/15/13.......................        350        377,125
                                                                ----------
     Automotive -- 0.5%
       Diamond Triumph Auto Glass, Inc.
        Guaranteed Sr. Sub. Notes
        9.25% due 4/01/08.......................        695        653,300
       General Motors Corp.
        Sr. Notes
        7.13% due 7/15/13.......................        750        819,314
                                                                ----------
                                                                 1,472,614
                                                                ----------
     Banks -- 0.1%
       LaBranche & Co., Inc.
        Sr. Notes
        9.50% due 8/15/04.......................        375        379,688
                                                                ----------
     Broadcasting & Media -- 12.1%
       Affinity Group, Inc.
        Sr. Sub. Notes
        9.00% due 2/15/12*......................        975      1,038,375
       American Lawyer Media, Inc.
        Guaranteed Sr. Notes, Series B
        9.75% due 12/15/07......................      1,050      1,023,750
       Cablevision Systems Corp.
        Sr. Notes
        8.00% due 4/15/12*......................      1,650      1,645,875
       Charter Communications Holdings, LLC
        Sr. Sub. Disc. Notes
        9.92% due 4/01/11(2)....................      3,375      2,792,812
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        9.63% due 11/15/09......................      4,850      4,098,250
       Charter Communications Holdings, LLC
        Sr. Notes
        10.00% due 5/15/11......................        450        373,500
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        10.25% due 1/15/10......................        375        317,813
       Charter Communications Holdings, LLC
        Sr. Sub. Notes
        10.75% due 10/01/09.....................      2,075      1,815,625
       Charter Communications Holdings, LLC Sr.
        Sub. Notes
        11.13% due 1/15/11......................      2,775      2,428,125
       Cinemark, Inc.
        Sr. Disc. Notes
        9.75% due 3/15/14*(2)...................      1,625      1,007,500

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
       -----------------------------------------------------------------
       Broadcasting & Media (continued)
         CSC Holdings, Inc.
          Sr. Notes
          6.75% due 4/15/12...................     $  450     $   454,500
         CSC Holdings, Inc.
          Sr. Debentures
          7.63% due 7/15/18...................      1,100       1,160,500
         CSC Holdings, Inc.
          Sr. Debentures
          7.88% due 2/15/18...................      4,975       5,335,687
         Haights Cross Operating Co.
          Guaranteed Sr. Notes
          11.75% due 8/15/11..................        775         837,969
         Insight Communications Co., Inc.
          Sr. Sub. Disc. Notes
          12.25% due 2/15/11(2)...............      3,575       3,020,875
         Paxson Communications Corp.
          Guaranteed Sr. Sub. Disc. Notes
          12.25% due 1/15/09(2)...............      1,725       1,466,250
         Rogers Cable, Inc.
          Bonds
          8.75% due 5/01/32...................        450         534,375
         Rogers Cablesystems, Ltd.
          Guaranteed Sr. Sub. Notes
          11.00% due 12/01/15.................      1,250       1,450,000
         Salem Communications Holding Corp.
          Guaranteed Sr. Sub. Notes
          7.75% due 12/15/10..................        825         871,406
         Salem Communications Holding Corp.
          Guaranteed Sr. Sub. Notes, Series B
          9.00% due 7/01/11...................        375         409,219
         Susquehanna Media Co.
          Sr. Sub. Notes
          7.38% due 4/15/13...................        825         875,531
         Young Broadcasting, Inc.
          Sr. Sub. Notes
          8.75% due 1/15/14*..................        950         978,500
         Young Broadcasting, Inc.
          Guaranteed Sr. Sub. Notes
          10.00% due 3/01/11..................      1,900       2,033,000
                                                              -----------
                                                               35,969,437
                                                              -----------
       Business Services -- 1.8%
         Allied Waste North America, Inc.
          Sr. Notes
          7.88% due 4/15/13...................      1,625       1,775,312
         ERICO International Corp.
          Sr. Sub. Notes
          8.88% due 3/01/12*..................        325         340,438
         HydroChem Industrial Services, Inc.
          Guaranteed Sr. Sub. Notes, Series B
          10.38% due 8/01/07..................        950         950,000
         Mobile Mini, Inc.
          Sr. Notes
          9.50% due 7/01/13...................        575         626,750
         Monitronics International, Inc.
          Sr. Sub. Notes
          11.75% due 9/01/10*.................      1,525       1,616,500
                                                              -----------
                                                                5,309,000
                                                              -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                             Principal
                                               Amount       Value
                Security Description       (in thousands)  (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Chemicals -- 3.3%
             Associated Materials, Inc.
              Sr. Disc. Notes
              11.2590 due 3/01/14*(2).....     $1,425     $  865,687
             Equistar Chemicals LP
              Sr. Notes
              10.63% due 5/01/11..........      1,225      1,319,937
             Freeport McMoRan Resources
              Sr. Notes
              7.00% due 2/15/08...........        725        761,250
             Huntsman International, LLC
              Guaranteed Sr. Notes
              9.88% due 3/01/09...........      1,405      1,545,500
             Huntsman International, LLC
              Sr. Sub. Notes
              10.13% due 7/01/09..........      1,125      1,317,218
             Huntsman International, LLC
              Sr. Secured Notes
              11.63% due 10/15/10.........        850        892,500
             IMC Global, Inc.
              Sr. Notes
              10.88% due 8/01/13..........        575        720,188
             KCS Energy, Inc.
              Sr. Notes
              7.13% due 4/01/12*..........        325        330,688
             Rockwood Specialties, Inc.
              Sr. Sub. Notes
              10.63% due 5/15/11..........        750        828,750
             Royster Clark, Inc.
              1st Mtg. Notes
              10.25% due 4/01/09..........        300        292,500
             Westlake Chemical Corp.
              Sr. Notes
              8.75% due 7/15/11...........        725        801,125
                                                          ----------
                                                           9,675,343
                                                          ----------
           Communication Equipment -- 1.0%
             American Tower Escrow Corp.
              Disc. Notes
              zero coupon due 8/01/08.....      1,025        720,062
             Rural Cellular Corp.
              Sr. Sub. Notes
              9.63% due 5/15/08...........        900        821,250
             Rural Cellular Corp.
              Sr. Sub. Notes
              9.75% due 1/15/10...........      1,425      1,275,375
                                                          ----------
                                                           2,816,687
                                                          ----------
           Computers & Business Equipment -- 0.5%
             Xerox Corp.
              Sr. Notes
              7.13% due 6/15/10...........        375        397,500
             Xerox Corp.
              Notes
              7.20% due 4/01/16...........         25         26,000
             Xerox Corp.
              Sr. Notes
              7.63% due 6/15/13...........        925        985,125
                                                          ----------
                                                           1,408,625
                                                          ----------

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 2)
         -------------------------------------------------------------
         Education -- 0.1%
           KinderCare Learning Centers, Inc.
            Sr. Sub. Notes, Series B
            9.50% due 2/15/09................     $  365     $  370,778
                                                             ----------
         Electronics -- 0.9%
           Amkor Technology, Inc.
            Sr. Notes
            7.13% due 3/15/11*...............        550        548,625
           Amkor Technology, Inc.
            Sr. Notes
            7.75% due 5/15/13................        125        127,500
           Amkor Technology, Inc.
            Sr. Sub. Notes
            9.25% due 2/15/08................        800        882,000
           ON Semiconductor Corp.
            Guaranteed Sr. Secured Notes
            12.00% due 3/15/10...............        423        522,405
           Sanmina-SCI Corp.
            Guaranteed Sr. Secured Notes
            10.38% due 1/15/10...............        550        649,000
                                                             ----------
                                                              2,729,530
                                                             ----------
         Energy Services -- 1.7%
           Hanover Compressor Co.
            Sub. Notes
            zero coupon due 3/31/07..........      2,550      1,963,500
           Hanover Compressor Co.
            Sr. Notes
            8.63% due 12/15/10...............        300        322,500
           Oslo Seismic Services, Inc.
            1st Mtg. Notes
            8.28% due 6/01/11................      1,087      1,086,590
           Trico Marine Services, Inc.
            Sr. Notes
            8.88% due 5/15/12(7).............      1,975      1,027,000
           Universal Compression, Inc.
            Sr. Notes
            7.25% due 5/15/10................        700        750,750
                                                             ----------
                                                              5,150,340
                                                             ----------
         Energy Sources -- 5.1%
           Chesapeake Energy Corp.
            Sr. Notes
            6.88% due 1/15/16................        275        288,750
           Chesapeake Energy Corp.
            Sr. Notes
            7.50% due 9/15/13................        325        359,125
           Chesapeake Energy Corp.
            Guaranteed Sr. Notes
            7.75% due 1/15/15................        350        387,625
           Chesapeake Energy Corp.
            Guaranteed Sr. Notes
            9.00% due 8/15/12................        175        202,344
           CITGO Petroleum Corp.
            Sr. Notes
            11.38% due 2/01/11...............        775        904,812
           Colorado Interstate Gas Co.
            Sr. Debentures
            6.85% due 6/15/37................      1,000      1,025,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                    Principal
                                                      Amount       Value
                Security Description              (in thousands)  (Note 2)
    -----------------------------------------------------------------------
    BONDS & NOTES (continued)
    Energy Sources (continued)
      Encore Acquisition Co.
       Sr. Sub. Notes
       6.25% due 4/15/14*........................     $  300     $   304,407
      Encore Acquisition Co.
       Guaranteed Sr. Notes
       8.38% due 6/15/12.........................      1,050       1,155,000
      Exco Resources, Inc.
       Guaranteed Sr. Notes
       7.25% due 1/15/11*........................        525         542,063
      Mission Energy Holding Co.
       Sr. Secured Notes
       13.50% due 7/15/08........................      6,850       7,055,500
      North American Energy Partners, Inc.
       Sr. Notes
       8.75% due 12/01/11*.......................        475         479,750
      Roseton Danskammer
       Guaranteed Pass-Thru Certificates, Series
       B
       7.67% due 11/08/16........................      1,125       1,018,125
      Southern Natural Gas Co.
       Sr. Notes
       8.88% due 3/15/10.........................        725         804,750
      Westport Resources Corp.
       Guaranteed Sr. Sub. Notes
       8.25% due 11/01/11........................        525         584,062
                                                                 -----------
                                                                  15,111,313
                                                                 -----------
    Entertainment Products -- 0.4%
      Steinway Musical Instruments, Inc.
       Guaranteed Sr. Notes
       8.75% due 4/15/11.........................      1,150       1,244,875
                                                                 -----------
    Financial Services -- 12.6%
      Alamosa Delaware, Inc.
       Guaranteed Sr. Disc. Notes
       12.00% due 7/31/09(2).....................      3,659       3,329,690
      Athena Neurosciences Finance, LLC
       Guaranteed Sr. Notes
       7.25% due 2/21/08.........................      3,575       3,588,406
      Bear Island Paper Co., LLC
       Sr. Secured Notes, Series B
       10.00% due 12/01/07.......................      1,850       1,674,250
      Bluewater Finance, Ltd.
       Guaranteed Sr. Notes
       10.25% due 2/15/12........................      1,075       1,118,000
      Chukchansi Economic Development
       Authority
       Sr. Notes
       14.50% due 6/15/09*.......................      2,850       3,341,625
      Couche-Tard U.S. LP
       Sr. Sub. Notes
       7.50% due 12/15/13*.......................        325         347,750
      EIRCOM Funding
       Sr. Sub. Notes
       8.25% due 8/15/13.........................      1,025       1,142,875
      ESI Tractebel Acquisition Corp.
       Guaranteed Secured Bonds, Series B
       7.99% due 12/30/11........................        817         845,595
      Hilcorp Energy I LP/Hilcorp
       Finance Co. Sr. Notes
       10.50% due 9/01/10*.......................      1,200       1,332,000

                                                   Principal
                                                     Amount       Value
               Security Description              (in thousands)  (Note 2)
    ----------------------------------------------------------------------
    Financial Services (continued)
      Huntsman Advanced Materials, LLC
       Sr. Secured Notes
       11.00% due 7/15/10*......................     $  600     $   678,000
      Jet Equipment Trust
       Sr. Notes, Series 1995, Class A
       8.24% due 5/01/15*+(1)...................      1,344       1,117,058
      LaBranche & Co., Inc.
       Sr. Sub. Notes
       12.00% due 3/02/07.......................      1,125       1,184,063
      Madison River Capital, LLC/ Madison River
       Finance Corp.
       Sr. Notes, Series B
       13.25% due 3/01/10.......................      2,925       3,188,250
      Nexstar Finance Holdings, LLC Guaranteed
       Sr. Disc. Notes
       11.38% due 4/01/13(2)....................      2,100       1,543,500
      PCA, LLC
       Guaranteed Sr. Notes
       11.88% due 8/01/09.......................      1,075       1,187,875
      PDVSA Finance, Ltd.
       Bonds
       6.80% due 11/15/08.......................      1,425       1,396,500
      PDVSA Finance, Ltd.
       Notes
       8.50% due 11/16/12.......................        825         800,250
      Px Escrow Corp.
       Sr. Sub. Disc. Notes
       9.63% due 2/01/06(2).....................        725         592,688
      Qwest Capital Funding, Inc.
       Guaranteed Notes
       7.25% due 2/15/11........................      2,100       1,806,000
      Qwest Capital Funding, Inc.
       Guaranteed Notes
       7.63% due 8/03/21........................      1,450       1,218,000
      Qwest Capital Funding, Inc.
       Notes
       7.75% due 2/15/31........................        625         512,500
      Qwest Capital Funding, Inc.
       Guaranteed Notes
       7.90% due 8/15/10........................      2,800       2,520,000
      Terra Capital, Inc.
       Guaranteed Sr. Sec. Notes
       11.50% due 6/01/10.......................      1,125       1,226,250
      Terra Capital, Inc.
       Guaranteed Sr. Sec. Notes
       12.88% due 10/15/08......................      1,125       1,327,500
      US West Capital Funding, Inc.
       Guaranteed Notes
       6.88% due 7/15/28........................        900         697,500
                                                                -----------
                                                                 37,716,125
                                                                -----------
    Food, Beverage & Tobacco -- 0.7%
      Del Monte Corp.
       Sr. Sub. Notes
       8.63% due 12/15/12.......................        450         506,250
      Doane Pet Care Co.
       Sr. Sub. Notes
       9.75% due 5/15/07........................        200         176,500

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
       ----------------------------------------------------------------
       BONDS & NOTES (continued)
       Food, Beverage & Tobacco (continued)
         Doane Pet Care Co.
          Guaranteed Sr. Notes
          10.75% due 3/01/10..................     $  500     $  521,250
         Fleming Cos., Inc.
          Guaranteed Sr. Sub. Notes, Series D
          10.63% due 7/31/07+(1)..............      1,050          1,313
         Smithfield Foods, Inc.
          Sr. Notes, Series B
          7.75% due 5/15/13...................        550        605,000
         Smithfield Foods, Inc.
          Sr. Notes, Series B
          8.00% due 10/15/09..................        250        279,375
                                                              ----------
                                                               2,089,688
                                                              ----------
       Forest Products -- 3.2%
         Constar International, Inc.
          Sr. Sub. Notes
          11.00% due 12/01/12.................        475        406,125
         Crown Cork & Seal Co., Inc.
          Notes
          8.00% due 4/15/23...................      1,500      1,447,500
         FiberMark, Inc.
          Sr. Notes
          10.75% due 4/15/11(7)...............        750        423,750
         Georgia-Pacific Corp.
          Debentures
          7.70% due 6/15/15...................         75         82,125
         Georgia-Pacific Corp.
          Debentures
          7.75% due 11/15/29..................      2,200      2,233,000
         Georgia-Pacific Corp.
          Debentures
          8.63% due 4/30/25...................      1,725      1,815,562
         Georgia-Pacific Corp.
          Debentures
          9.13% due 7/01/22...................        825        852,844
         Pliant Corp.
          Sr. Secured Disc. Notes
          11.13% due 6/15/09(2)...............        675        540,000
         Specialty Paperboard, Inc.
          Sr. Notes
          9.38% due 10/15/06(7)...............      3,275      1,825,813
                                                              ----------
                                                               9,626,719
                                                              ----------
       Health Services -- 2.5%
         Genesis Healthcare Corp.
          Sr. Sub. Notes
          8.00% due 10/15/13*.................        350        372,750
         HCA, Inc.
          Sr. Notes
          6.95% due 5/01/12...................      1,100      1,199,794
         IASIS Healthcare Corp.
          Guaranteed Sr. Sub. Notes
          8.50% due 10/15/09..................        200        214,000
         National Nephrology Associates, Inc.
          Sr. Sub. Notes
          9.00% due 11/01/11*.................        275        319,000

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 2)
        ---------------------------------------------------------------
        Health Services (continued)
          Pediatric Services Of America, Inc.
           Guaranteed Sr. Sub. Notes
           10.00% due 4/15/08(3)..............     $  200     $  200,000
          Psychiatric Solutions, Inc.
           Guaranteed Sr. Sub. Notes
           10.63% due 6/15/13.................        625        714,063
          Team Health, Inc.
           Sr. Sub. Notes
           9.00% due 4/01/12*.................        600        583,500
          Tenet Healthcare Corp.
           Sr. Notes
           5.00% due 7/01/07..................      1,425      1,300,312
          Tenet Healthcare Corp.
           Sr. Notes
           6.50% due 6/01/12..................        300        258,750
          Tenet Healthcare Corp.
           Notes
           7.38% due 2/01/13..................        575        518,938
          Triad Hospitals, Inc.
           Sr. Sub. Notes
           7.00% due 11/15/13*................        575        589,375
          Universal Hospital Services, Inc.
           Sr. Notes
           10.13% due 11/01/11*...............      1,000      1,080,000
                                                              ----------
                                                               7,350,482
                                                              ----------
        Insurance -- 0.8%
          Crum & Forster Holdings Corp.
           Sr. Notes
           10.38% due 6/15/13*................      1,625      1,836,250
          LNR Property Corp.
           Sr. Sub. Notes
           7.63% due 7/15/13..................        500        530,000
                                                              ----------
                                                               2,366,250
                                                              ----------
        Leisure & Tourism -- 7.2%
          American Airlines, Inc.
           Pass-Thru Certificates, Series
           2001-1, Class A2
           6.82% due 5/23/11..................      1,200      1,108,481
          American Airlines, Inc.
           Pass-Thru Certificates, Series
           2001-2, Class C
           7.80% due 10/01/06.................      1,925      1,810,655
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class A-2
           6.88% due 1/02/11..................        800        737,958
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class A-1
           7.20% due 1/02/19..................        887        832,484
          Atlas Air, Inc.
           Pass-Thru Certificates, Series
           1999-1, Class B
           7.63% due 1/02/15..................      4,089      2,370,103

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
      -------------------------------------------------------------------
      BONDS & NOTES (continued)
      Leisure & Tourism (continued)
        Atlas Air, Inc.
         Pass-Thru Certificates, Series
         2000-1 Class A
         8.71% due 1/02/20......................     $  628     $  600,736
        Bally Total Fitness Holding Corp.
         Sr. Notes
         10.50% due 7/15/11.....................        325        305,500
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series
         1997-4, Class A
         6.90% due 1/02/18......................        999        996,576
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series
         1999-1, Class C
         6.95% due 8/02/09......................        761        658,073
        Continental Airlines, Inc.
         Pass-Thru Certificates, Series
         1999-2, Class C1
         7.73% due 3/15/11......................        351        289,399
        Continental Airlines, Inc.
         Secured Pass-Thru Certificates, Series
         2000-2, Class B
         8.31% due 10/02/19.....................      1,000        886,359
        Courtyard by Marriott II
         Sr. Secured Notes, Series B
         10.75% due 2/01/08.....................      1,000      1,002,500
        Delta Air Lines, Inc.
         Pass-Thru Certificates,
         Series 2002-1, Class C
         7.78% due 1/02/12......................        981        795,662
        Hollywood Casino Shreveport/Shreveport
         Capital Corp.
         Guaranteed Sr. Secured Notes
         12.00% due 8/01/06+(1).................      2,311      1,640,810
        John Q Hammons Hotels LP
         1st Sr. Mtg. Notes, Series B
         8.88% due 5/15/12......................        500        556,250
        Mandalay Resort Group
         Sr. Notes
         6.38% due 12/15/11*....................      1,025      1,081,375
        Prime Hospitality Corp.
         Sr. Sub. Notes, Series B
         8.38% due 5/01/12......................        350        369,250
        Riviera Holdings Corp.
         Guaranteed Sr. Notes
         11.00% due 6/15/10.....................      1,075      1,130,094
        True Temper Sports, Inc.
         Guaranteed Sr. Sub. Notes
         8.38% due 9/15/11*.....................        950        969,000
        United Air Lines, Inc.
         Pass-Thru Certificates,
         Series 2000, Class A-2
         7.73% due 7/01/10......................        500        451,251
        United Air Lines, Inc.
         Pass-Thru Certificates ,
         Series 2000-1, Class A-1
         7.78% due 1/01/14......................        465        418,573

                                                Principal
                                                  Amount       Value
               Security Description           (in thousands)  (Note 2)
       ----------------------------------------------------------------
       Leisure & Tourism (continued)
         Waterford Gaming, LLC
          Sr. Notes
          8.63% due 9/15/12*.................     $1,105     $ 1,182,350
         Worldspan LP
          Sr. Notes
          9.63% due 6/15/11..................      1,250       1,290,625
                                                             -----------
                                                              21,484,064
                                                             -----------
       Machinery -- 1.2%
         Anthony Crane Rental LP
          Guaranteed Sr. Secured Notes
          9.38% due 2/01/08(3)(4)(6).........      1,262             126
         Briggs & Stratton Corp.
          Guaranteed Sr. Notes
          8.88% due 3/15/11..................        775         957,125
         Dana Corp.
          Notes
          9.00% due 8/15/11..................      1,325       1,593,313
         Dresser, Inc.
          Guaranteed Sr. Sub. Notes
          9.38% due 4/15/11..................        500         545,000
         Exide Corp.
          Sr. Notes
          10.00% due 4/15/05+(1).............      1,650         338,250
         Venture Holdings Co., LLC
          Guaranteed Sr. Sub. Notes
          11.00% due 6/01/07+(1).............        550          22,000
                                                             -----------
                                                               3,455,814
                                                             -----------
       Medical Products -- 0.2%
         Inverness Medical Innovations, Inc.
          Sr. Sub. Notes
          8.75% due 2/15/12*.................        675         685,125
                                                             -----------
       Metals & Mining -- 3.1%
         CSN Islands VII Corp.
          Guaranteed Notes
          10.75% due 9/12/08*................        925         985,125
         CSN Islands VIII Corp.
          Guaranteed Sr. Notes
          9.75% due 12/16/13*................      1,500       1,470,000
         Eagle-Picher, Inc.
          Sr. Notes
          9.75% due 9/01/13..................        850         930,750
         MMI Products, Inc.
          Sr. Sub. Notes, Series B
          11.25% due 4/15/07.................        775         647,125
         NGC Corp. Capital Trust I
          Guaranteed Sub. Notes, Series B
          8.32% due 6/01/27..................      5,850       4,650,750
         Renco Metals, Inc.
          Guaranteed Sr. Notes
          11.50% due 7/01/49+(1)(3)..........      2,150               0
         Ryerson Tull, Inc.
          Notes
          9.13% due 7/15/06..................        525         540,750
                                                             -----------
                                                               9,224,500
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Real Estate Investment Trusts -- 1.4%
          National Health Investors, Inc.
           Notes
           7.30% due 7/16/07.................    $  1,120    $1,159,200
          Omega Healthcare Investors, Inc.
           Sr. Notes
           6.95% due 8/01/07.................         300       315,000
          Omega Healthcare Investors, Inc.
           Sr. Notes
           7.00% due 4/01/14*................         600       615,000
          RFS Partnership LP
           Guaranteed Sr. Notes
           9.75% due 3/01/12.................         350       379,750
          Senior Housing Properties Trust
           Sr. Notes
           8.63% due 1/15/12.................       1,625     1,844,375
                                                             ----------
                                                              4,313,325
                                                             ----------
        Restaurants -- 0.3%
          Tricon Global Restaurants, Inc.
           Sr. Notes
           8.88% due 4/15/11(5)..............         800       999,000
                                                             ----------
        Retail Stores -- 3.5%
          Collins & Aikman Floor Cover
           Guaranteed Sr. Sub. Notes
           9.75% due 2/15/10.................         480       513,600
          Host Marriott LP
           Sr. Notes
           7.13% due 11/01/13................         450       466,875
          J.C. Penney Co., Inc.
           Notes
           6.88% due 10/15/15................       1,800     1,984,500
          J.C. Penney Co., Inc.
           Debentures
           7.13% due 11/15/23................       1,050     1,186,500
          Jostens Holding Corp.
           Sr. Disc. Notes
           10.25% due 12/01/13(2)............       1,275       835,125
          Rent-Way, Inc.
           Sr. Secured Notes
           11.88% due 6/15/10................       1,175     1,316,000
          Rite Aid Corp.
           Sr. Debentures
           7.70% due 2/15/27.................       1,125     1,029,375
          Rite Aid Corp.
           Guaranteed Sr. Secured Notes
           8.13% due 5/01/10.................         450       481,500
          Saks, Inc.
           Guaranteed Notes
           9.88% due 10/01/11................         725       891,750
          Sealy Mattress Co.
           Sr. Sub. Notes
           8.25% due 6/15/14*................         175       176,104
          Service Corp. International
           Sr. Notes
           6.75% due 4/01/16*................         575       577,875

                                                   Principal
                                                     Amount       Value
                Security Description             (in thousands)  (Note 2)
     ---------------------------------------------------------------------
     Retail Stores (continued)
       Suburban Propane Partners LP
        Sr. Notes
        6.88% due 12/15/13*.....................     $  825     $   858,000
                                                                -----------
                                                                 10,317,204
                                                                -----------
     Telecommunications -- 10.6%
       AirGate PCS, Inc.
        Sr. Sub. Secured Notes
        9.38% due 9/01/09.......................      2,533       2,393,985
       Alaska Communications Holdings, Inc.
        Guaranteed Sr. Sub. Notes
        9.38% due 5/15/09.......................      1,125       1,102,500
       American Cellular Corp.
        Sr. Notes, Series B
        10.00% due 8/01/11......................        800         768,000
       Cincinnati Bell, Inc.
        Notes
        7.25% due 6/15/23.......................        225         222,750
       Cincinnati Bell, Inc.
        Guaranteed Sr. Sub. Notes
        8.38% due 1/15/14.......................        300         294,000
       Dobson Communications Corp.
        Sr. Notes
        10.88% due 7/01/10......................      1,100         973,500
       Excelcomindo Finance Co.
        Sr. Notes
        8.00% due 1/27/09*......................        175         173,250
       FairPoint Communications, Inc.
        Sr. Sub. Notes
        12.50% due 5/01/10......................        175         196,000
       Insight Midwest LP/Insight Capital, Inc.
        Sr. Notes
        10.50% due 11/01/10.....................        400         430,000
       Insight Midwest LP/Insight Capital, Inc.
        Sr. Sub. Notes
        9.75% due 10/01/09......................        200         208,500
       iPCS, Inc.
        Sr. Disc. Notes
        14.00% due 7/15/10+(1)..................      1,400         378,000
       IWO Holdings, Inc.
        Guaranteed Sr. Notes
        14.00% due 1/15/11......................      8,400       2,016,000
       LCI International, Inc.
        Sr. Notes
        7.25% due 6/15/07.......................      3,725       3,408,375
       MJD Communications, Inc.
        Sr. Sub. Notes, Series B
        9.50% due 5/01/08.......................      4,175       4,216,750
       Nextel Communications, Inc.
        Sr. Notes
        7.38% due 8/01/15.......................      2,600       2,814,500
       PanAmSat Corp.
        Notes
        6.38% due 1/15/08.......................        575         597,281
       PanAmSat Corp.
        Guaranteed Sr. Notes
        8.50% due 2/01/12.......................        450         470,250

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                 Principal
                                                   Amount       Value
               Security Description            (in thousands)  (Note 2)
      BONDS & NOTES (continued)
      Telecommunications (continued)
        Telewest Communications, PLC
         Sr. Disc. Notes
         9.25% due 4/15/09(2).................     $1,150     $   592,250
        TSI Telecommunications Services, Inc.
         Guaranteed Sr. Sub. Notes
         12.75% due 2/01/09...................        400         438,000
        Ubiquitel Operating Co.
         Sr. Notes
         9.88% due 3/01/11*...................        750         731,250
        United States West
         Communications, Inc.
         Debentures
         7.25% due 10/15/35...................      2,275       2,104,375
        US Unwired, Inc.
         Guaranteed Sr. Sub. Disc.
         Notes, Series B
         13.38% due 11/01/09(2)...............      5,575       5,212,625
        US West Communications, Inc.
         Secured Debentures
         7.50% due 6/15/23....................         50          46,750
        US West Communications, Inc.
         Debentures
         7.13% due 11/15/43...................      2,150       1,935,000
                                                              -----------
                                                               31,723,891
                                                              -----------
      Transportation -- 0.2%
        Overseas Shipholding Group, Inc.
         Sr. Notes
         7.50% due 2/15/24....................        425         430,313
        Petroleum Helicopters, Inc.
         Guaranteed Sr. Notes, Series B
         9.38% due 5/01/09....................        275         302,156
                                                              -----------
                                                                  732,469
                                                              -----------
      Utilities -- 11.2%
        AES Corp.
         Sr. Sub. Debentures
         8.88% due 11/01/27...................      3,600       3,492,000
        AES Drax Energy, Ltd.
         Guaranteed Sr. Sub. Secured
         Notes, Series B
         11.50% due 8/30/10+(1)...............      4,460          22,300
        Cincinnati Bell Telephone Co.
         Notes
         7.18% due 12/15/23...................        375         356,250
        Cincinnati Bell Telephone Co.
         Guaranteed Notes
         7.20% due 11/29/23...................      1,525       1,448,750
        Dynegy Holdings, Inc.
         Sr. Notes
         8.75% due 2/15/12....................        775         732,375
        Edison Mission Energy
         Sr. Notes
         7.73% due 6/15/09....................        275         265,375
        Edison Mission Energy
         Sr. Notes
         9.88% due 4/15/11....................      1,225       1,289,312

                                                Principal
                                                  Amount        Value
               Security Description           (in thousands)   (Note 2)

      Utilities (continued)
        Edison Mission Energy
         Sr. Notes
         10.00% due 8/15/08..................     $1,300     $  1,368,250
        El Paso Natural Gas Co.
         Debentures
         8.63% due 1/15/22...................      2,900        3,016,000
        El Paso Production Holding Co.
         Guaranteed Sr. Notes
         7.75% due 6/01/13...................      3,150        2,921,625
        Mirant Americas Generation, LLC
         Sr. Notes
         7.20% due 10/01/08+(1)(8)...........      1,525        1,128,500
        Mirant Americas Generation, LLC
         Sr. Notes
         7.63% due 5/01/06+(1)(8)............        525          388,500
        Mirant Americas Generation, LLC
         Sr. Notes
         8.30% due 5/01/11+(1)(8)............      4,650        3,429,375
        Mirant Americas Generation, LLC
         Sr. Notes
         8.50% due 10/01/21+(1)(8)...........      3,075        2,275,500
        NRG Energy, Inc.
         Guaranteed Sr. Secured Notes
         8.00% due 12/15/13*.................      1,175        1,213,188
        Reliant Resources, Inc.
         Sr. Secured Notes
         9.25% due 7/15/10...................        800          868,000
        Reliant Resources, Inc.
         Secured Notes
         9.50% due 7/15/13...................      2,175        2,397,937
        Tiverton/Rumford Power Assoc., Ltd.
         Guaranteed Notes
         9.00% due 7/15/18*..................      1,100          940,500
        Transcontinental Gas Pipe Line Corp.
         Sr. Notes
         8.88% due 7/15/12...................        625          740,625
        Williams Cos., Inc.
         Notes
         8.75% due 3/15/32...................      4,700        4,982,000
                                                             ------------
                                                               33,276,362
                                                             ------------
      Total Bonds & Notes
         (cost $247,224,616).................                 257,741,998
                                                             ------------
      FOREIGN BONDS & NOTES -- 6.5%
      Broadcasting & Media -- 0.6%
        CF Cable TV, Inc.
         Guaranteed Secured Sr. Notes
         9.13% due 7/15/07...................        400          420,039
        Telenet Group Holding NV
         Sr. Disc. Notes
         11.50% due 6/15/14*(2)..............      2,125        1,296,250
                                                             ------------
                                                                1,716,289
                                                             ------------
      Insurance -- 0.7%
        Fairfax Financial Holdings, Ltd.
         Notes
         7.75% due 7/15/37...................        350          315,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                    Principal
                                                     Amount
                                                 (in thousands)/   Value
               Security Description                  Shares       (Note 2)
    FOREIGN BONDS & NOTES (continued)
    Insurance (continued)
      Fairfax Financial Holdings, Ltd.
       Notes
       8.25% due 10/01/15.......................    $  1,600     $ 1,648,000
                                                                 -----------
                                                                   1,963,000
                                                                 -----------
    Metals & Mining -- 0.6%
      Crown European Holdings SA
       Sr. Secured Notes
       10.88% due 3/01/13.......................         800         932,000
      International Utility Structures, Inc.
       Sr. Sub. Notes
       10.75% due 2/01/08+(1)...................       2,150         430,000
      Vitro SA de CV
       Notes
       11.75% due 11/01/13*.....................         575         546,250
                                                                 -----------
                                                                   1,908,250
                                                                 -----------
    Telecommunications -- 0.0%
      Empresa Brasielera de Telecom SA
       Guaranteed Notes
       11.00% due 12/15/08*.....................         150         162,000
                                                                 -----------
    Utilities -- 4.6%
      Calpine Canada Energy Finance, ULC
       Guaranteed Sr. Notes
       8.50% due 5/01/08........................      17,600      13,024,000
      Companhia De Saneamento Basico do
       Estado de Sao Paulo
       Notes
       12.00% due 6/20/08*......................         550         572,000
                                                                 -----------
                                                                  13,596,000
                                                                 -----------
    Total Foreign Bonds & Notes
       (cost $21,512,160).......................                  19,345,539
                                                                 -----------
    COMMON STOCK -- 1.1%
    Energy Sources -- 0.0%
      Tri-Union Development Corp.+(3)(6)........       1,061              11
      Tribo Petroleum Corp.+(3)(6)..............       1,800              18
                                                                 -----------
                                                                          29
                                                                 -----------
    Financial Services -- 0.0%
      Ono Finance, PLC+(3)(6)...................         500               0
                                                                 -----------
    Leisure & Tourism -- 0.0%
      Capital Gaming International, Inc.+(3)(6).          77               0
                                                                 -----------
    Machinery -- 0.5%
      NES Rentals Holding, Inc..................     150,124       1,351,116
                                                                 -----------
    Telecommunications -- 0.7%
      AirGate PCS, Inc..........................     104,631       1,569,360
      Dobson Communications Corp................     147,082         425,067
                                                                 -----------
                                                                   1,994,427
                                                                 -----------
    Total Common Stock
       (cost $4,312,789)........................                   3,345,572
                                                                 -----------

                                                 Shares /
                                                Warrants /
                                                Principal
                                                  Amount        Value
               Security Description           (in thousands)   (Note 2)
       PREFERRED STOCK -- 2.0%
       Broadcasting & Media -- 0.7%
         Paxson Communications Corp.
          14.25%(4)..........................        159     $  1,431,000
         Pegasus Communications Corp. 6.50%..     15,000          646,875
         UIH Australia Pacific, Inc.
          Expires 5/15/06....................      1,000                0
                                                             ------------
                                                                2,077,875
                                                             ------------
       Communication Equipment -- 0.8%
         Rural Cellular Corp. 11.38%(4)......      2,075        1,846,750
         Rural Cellular Corp. 12.25%(4)......        819          610,155
                                                             ------------
                                                                2,456,905
                                                             ------------
       Retail Stores -- 0.3%
         General Nutrition Centers,
          Series 12.00%*(3)(9)...............        725          764,875
         Rent-Way, Inc. (3)(9)...............         10          100,000
                                                             ------------
                                                                  864,875
                                                             ------------
       Telecommunications -- 0.2%
         Alamosa Holdings, Inc. 7.50%........      1,176          548,843
                                                             ------------
       Total Preferred Stock
          (cost $5,167,862)..................                   5,948,498
                                                             ------------
       WARRANTS -- 0.0%
       Broadcasting & Media -- 0.0%
         Knology Holdings, Inc.
          Expires 10/22/07+(3)...............      4,500            1,125
         XM Satellite Radio, Inc.
          Expires 3/15/10+...................      1,000           37,000
                                                             ------------
                                                                   38,125
                                                             ------------
       Telecommunications -- 0.0%
         GT Group Telecom, Inc.
          Expires 2/1/10+(3)(4)(6)...........      2,650               26
         KMC Telecom Holdings, Inc.
          Expires 1/31/08(+)(3)(4)(6)........      3,650                0
         Leap Wireless International, Inc.
          4/15/10+(3)(4)(6)..................      2,250                0
         Leap Wireless International, Inc.
          4/15/10+(3)(4)(6)..................      1,950                0
                                                             ------------
                                                                       26
                                                             ------------
       Total Warrants
          (cost $321,861)....................                      38,151
                                                             ------------
       Total Investment Securities -- 96.0%
          (cost $278,539,288)................                 286,419,758
                                                             ------------
       REPURCHASE AGREEMENT -- 2.0%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement (Note 2)......    $    25           25,000
         UBS Warburg, LLC. Joint Repurchase
          Agreement (Note 2).................      6,000        6,000,000
                                                             ------------
       Total Repurchase Agreements
          (cost $6,025,000)..................                   6,025,000
                                                             ------------
       TOTAL INVESTMENTS --
          (cost $284,564,288) (Note 5).......       98.0%     292,444,758
       Other assets less liabilities.........        2.0        5,942,968
                                                 -------     ------------
       NET ASSETS --                              100.00%    $298,387,726
                                                 =======     ============

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                             Principal
                                               Amount       Value
               Security Description        (in thousands)  (Note 2)
           BOND & NOTES SOLD SHORT -- (0.2%)
             Forest Products -- (0.2%)
              Abitibi-Consolidated, Inc.
               Debentures
               8.85% due 8/01/2030
               (Proceeds $616,740)........     $(600)     $(610,555)
                                               -----      ---------

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $36,295,233 which represents 12.1% of net assets.
+  Non-income producing securities.
** In United State dollars unless otherwise indicated.
(1)Bond in default.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Fair valued security; see Note 2.
(4)PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(5)The security or a portion thereof represents collateral for securities sold short.
(6)Illiquid security.
(7)Subsequent to March 31, 2004, bond is in default.
(8)Company has filed Chapter 11 bankruptcy.

See Notes to Financial Statements

(9)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2004, the High Yield Bond Fund held the following restricted securities:

                                                                  Value as
                       Acquisition           Acquisition Market    a % of
     Name                 Date     Share/Par    Cost     Value   Net Assets
     ----              ----------- --------- ----------- ------- ----------
     Rent-Way, Inc.
      Preferred Stock. 05/29/2003      10      100,000   100,000    0.03%
     General Nutrition
      Centers
      Series 12.00%
      Preferred Stock. 12/18/2003     725      729,350   764,875    0.26

Allocation of investment by country as a percentage of net assets as of March 31, 2004

                              United States. 90.0%
                              Canada........  5.6
                              Cayman Islands  0.5
                              Belgium.......  0.4
                              Ireland.......  0.4
                              Brazil........  0.3
                              France........  0.3
                              Mexico........  0.2
                              Netherlands...  0.1
                                             ----
                                             97.8%
                                             ====

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004


                                                     Principal
                                                       Amount       Value
               Security Description                (in thousands)  (Note 2)
  MUNICIPAL BONDS -- 92.3%
  Alabama -- 5.6%
    Jefferson County, Alabama Sewer Revenue,
     Capital Improvement, Series D
     5.25% due 2/01/26+...........................     $4,500     $ 5,165,595
                                                                  -----------
  California -- 13.7%
    California State Department Water
     Resources, Central Valley Project
     Revenue, Series X,
     5.13% due 12/01/22+..........................      3,000       3,193,470
    California State, Revenue Anticipation
     Warrants, Series A,
     2.00% due 6/16/04............................      2,500       2,504,800
    Sacramento, California Municipal Utility
     District Electric Revenue, Sacramento
     MUD, Series R,
     5.00% due 8/15/20+...........................      2,500       2,670,200
    San Ramon Valley, California Unified
     School District, General Obligation,
     5.00% due 8/01/23+...........................      4,000       4,198,520
                                                                  -----------
                                                                   12,566,990
                                                                  -----------
  Colorado -- 2.5%
    Highlands Ranch Metropolitan District No. 2,
     General Obligation,
     6.50% due 6/15/09+...........................      1,960       2,328,735
                                                                  -----------
  Connecticut -- 3.7%
    Connecticut State, General Obligation,
     Series B,
     5.00% due 6/01/11+...........................      3,000       3,390,240
                                                                  -----------
  Florida -- 8.4%
    Lee County, Florida, Airport Revenue,
     Series A,
     5.75% due 10/01/22+..........................      5,000       5,549,350
    Orange County, Florida Sales Tax Revenue,
     Series A,
     5.13% due 1/01/23+...........................      2,000       2,122,500
                                                                  -----------
                                                                    7,671,850
                                                                  -----------
  Georgia -- 0.2%
    Georgia Municipal Electric Authority, Power
     Revenue, Series Y,
     6.40% due 1/01/09+...........................         60          70,835
    Georgia Municipal Electric Authority, Power
     Revenue, Series Y,
     6.40% due 1/01/13+...........................         85         103,582
                                                                  -----------
                                                                      174,417
                                                                  -----------
  Illinois -- 4.2%
    Illinois Health Facilities Authority Revenue,
     Lutheran General Health Systems, Series
     C,
     7.00% due 4/01/08+...........................      3,400       3,786,886
                                                                  -----------
  Massachusetts -- 1.0%
    Massachusetts State Housing Finance
     Agency, Insured Rental, Series A,
     6.60% due 7/01/14+...........................        875         896,866
                                                                  -----------
  Missouri -- 6.5%
    Sikeston, Missouri, Electric Revenue,
     6.20% due 6/01/10+...........................      5,000       5,942,400
                                                                  -----------

                                                    Principal
                                                      Amount       Value
               Security Description               (in thousands)  (Note 2)
   New Jersey -- 8.3%
     New Jersey Economic Development
      Authority, School Facilities Construction,
      Series C,
      5.00% due 6/15/12+.........................     $4,000     $ 4,491,800
     New Jersey State Transportation Trust Fund
      Authority, Transportation Systems,
      Series B,
      6.00% due 6/15/05+.........................      2,000       2,115,440
     Passaic Valley, New Jersey Sewer Systems,
      Series F,
      5.00% due 12/01/12+........................        850         956,250
                                                                 -----------
                                                                   7,563,490
                                                                 -----------
   New York -- 13.9%
     New York State Thruway Authority,
      Highway & Bridge Trust Fund,
      Series C,
      5.25% due 4/01/11+.........................      4,000       4,550,520
     New York, New York, General Obligation,
      Series I,
      5.00% due 8/01/20..........................      2,500       2,594,825
     Niagara Falls, New York, Public
      Improvement, General Obligation,
      7.50% due 3/01/14+.........................        555         736,019
     Niagara Falls, New York, Public
      Improvement, General Obligation,
      7.50% due 3/01/13+.........................        445         581,602
     Triborough Bridge & Tunnel Authority
      New York, Series A, MBIA
      5.25% due 11/15/30+........................      4,000       4,278,400
                                                                 -----------
                                                                  12,741,366
                                                                 -----------
   Ohio -- 12.2%
     Cuyahoga County, Ohio Revenue,
      Cleveland Clinic Health Systems, Series
      A,
      5.75% due 1/01/24..........................      2,000       2,138,360
     Franklin County, Ohio Hospital Revenue,
      OhioHealth Corp.,
      Series C,
      5.25% due 5/15/23..........................      4,000       4,121,360
     Summit County, Ohio, Refunding, Series A,
      5.00% due 12/01/13+........................      3,285       3,698,745
     Woodridge, Ohio Local School District,
      General Obligation,
      6.80% due 12/01/14+........................      1,000       1,226,090
                                                                 -----------
                                                                  11,184.555
                                                                 -----------
   Oklahoma -- 0.3%
     Oklahoma Development Finance Authority,
      Public Service of Oklahoma Project,
      4.88% due 6/01/14..........................        250         250,655
                                                                 -----------
   Pennsylvania -- 5.9%
     Pennsylvania State Turnpike Commission,
      Oil Franchise Tax Revenue, Series A
      5.25% due 12/01/23+........................      5,000       5,373,750
                                                                 -----------
   South Dakota -- 2.7%
     South Dakota State Health & Educational
      Facilities Revenue, McKennan Hospital,
      6.25% due 7/01/10+.........................      2,120       2,511,903
                                                                 -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (continued)


                                                     Principal
                                                       Amount       Value
                Security Description               (in thousands)  (Note 2)
   -------------------------------------------------------------------------
   MUNICIPAL BONDS (continued)
   Texas -- 3.2%
     Harris County, Texas Hospital District, Mtg.
      Revenue,
      7.40% due 2/15/10+..........................     $1,290     $ 1,481,036
     San Antonio, Texas, Hotel Occupancy
      Revenue, Henry B. Gonzalez Project,
      zero coupon due 8/15/17+(1).................      2,700       1,482,570
                                                                  -----------
                                                                    2,963,606
                                                                  -----------
   Total Investment Securities --
      (cost $79,611,704)..........................                 84,513,304
                                                                  -----------
   SHORT-TERM INVESTMENTS -- 17.4%
   Arizona -- 1.1%
     Maricopa County, Arizona Industrial
      Development Revenue, JIA Corp. Project,
      1.20% due 04/08/04(2).......................        145         145,000
     Tempe, Arizona Industrial Development
      Revenue, Centers For Habilitation,
      1.13% due 04/08/04(2).......................        840         840,029
                                                                  -----------
                                                                      985,029
                                                                  -----------
   Illinois -- 1.3%
     Illinois Development Finance Authority
      Revenue, Jewish Federal Metropolitan
      Chicago Projects,
      0.98% due 04/08/04+(2)......................      1,200       1,200,000
                                                                  -----------
   Iowa -- 1.6%
     Iowa Finance Authority Children's
      Care Facilities Revenue, Childserve
      Project, Series B,
      1.13% due 04/08/04(2).......................        350         350,000
     Linn County, Iowa Revenue,
      Goodwill Industries, Southwest Project,
      1.13% due 04/08/04(2).......................      1,115       1,115,000
                                                                  -----------
                                                                    1,465,000
                                                                  -----------
   Louisiana -- 2.8%
     East Baton Rouge Parish, Louisiana
      Pollution Control Revenue, Exxon Project,
      0.91% due 04/07/04(2).......................      2,600       2,600,000
                                                                  -----------
   Missouri -- 0.2%
     Missouri Higher Education Loan,
      Student Loan Revenue,
      Series B,
      1.10% due 04/07/04+(2)......................        100         100,000
     Wright City, Missouri Industrial Revenue,
      Watlow Process Systems, Inc.,
      1.15% due 04/08/04(2).......................         95          95,000
                                                                  -----------
                                                                      195,000
                                                                  -----------

                                                   Principal
                                                     Amount        Value
               Security Description              (in thousands)   (Note 2)
   -------------------------------------------------------------------------
   New York -- 5.1%
     New York City, New York, Series B,
      0.94% due 04/08/04+(2)....................    $   700     $    700,000
     New York, New York City Transitional
      Finance Revenue, NYC Recovery, Series
      1, Sub 1D,
      0.93% due 04/07/04(2).....................      4,000        4,000,000
                                                                ------------
                                                                   4,700,000
                                                                ------------
   Pennsylvania -- 0.9%
     Pennsylvania State Higher Educational
      Facilities Revenue, Carnegie Mellon
      University, Series B,
      0.95% due 04/07/04(2).....................        800          800,000
                                                                ------------
   South Carolina -- 0.9%
     Piedmont Municipal Power Agency South
      Carolina Electric Revenue, Series B,
      1.05% due 04/07/04+(2)....................        800          800,000
                                                                ------------
   Texas -- 3.4%
     Brownsville, Texas Utility System Revenue,
      Series A,
      1.00% due 04/07/04+(2)....................      2,100        2,100,000
     Harris County Texas Health Facilities
      Development, Methodist Hospital,
      0.97% due 04/08/04(2).....................      1,000        1,000,000
                                                                ------------
                                                                   3,100,000
                                                                ------------
   Registered Investment Companies -- 0.1%
     SSGA Municipal Money Market Fund
      Tax Free Money Market Fund................         64           63,725
                                                                ------------
   Total Short-Term Investments
      (cost $15,908,754)........................                  15,908,754
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $95,520,458) (Note 5)...............      109.7%     100,422,058
   Liabilities in excess of other assets........       (9.7)      (8,889,622)
                                                    -------     ------------
   NET ASSETS --                                     100.00%    $ 91,532,436
                                                    =======     ============

--------
+ All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC") The aggregate value is $77,803,304 which represents 85.0% of net assets.
(1)Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
(2)Variable rate security -- the rate reflected is as of March 31, 2004; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   CORE BOND FUND seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   TAX EXEMPT INSURED FUND seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated to Class C shares.

   Class I, Class Z, and Class X are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs. Effective December 29, 2003, Class I shares of the GNMA Fund and High Yield Bond Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each (other than Class I, Class X and Class Z) makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates.

   INDEMNIFICATIONS: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2004, the U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund have a 1.4%, 1.1%, 0.5% and 0.0% undivided interest, respectively, which represented $986,000, $767,000, $365,000 and $25,000, respectively, in principal amount in a joint repurchase agreement with State Street Bank & Trust Co. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows:

   State Street Bank & Trust Co. Repurchase Agreement 0.92% dated 3/31/04, in the principal amount of $72,011,000, repurchase price $72,012,840 due 4/01/04, collateralized by the following:

Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
------------------  ------------- ------------- ---------------- ------------
U.S. Treasury Bills     0.93%       5/06/2004     $20,430,000    $20,404,463
U.S. Treasury Bills     0.86        6/10/2004      12,280,000     12,255,440
U.S. Treasury Notes     4.63        5/15/2006      18,920,000     20,405,239
U.S. Treasury Notes     6.88        5/15/2006      17,995,000     20,403,523

   As of March 31, 2004, the U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund have a 5.3%, 46.0%, 2.0% and 4.0% undivided interest, respectively, which represented $8,000,000, $69,000,000, $3,000,000 and $6,000,000, respectively, in principal amount in a joint repurchase agreement with UBS Warburg, LLC. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows:

   UBS Warburg, LLC, Repurchase Agreement 0.99% dated 3/31/04, in the principal amount of $150,000,000 repurchase price $150,004,125 due 4/01/04 collateralized by the following:

Type of Collateral                 Interest Rate Maturity Date Principal Amount Market Value
------------------                 ------------- ------------- ---------------- ------------
U.S. Treasury Inflation Index Note     3.00%       7/15/2012     $130,075,000   $153,003,320

   Securities Transactions, Investment Income, Dividends and Distributions to
   Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including adjustments for amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

   Common expenses incurred by the Trust are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected. Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the period ended March 31, 2004, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the year ended March 31, 2004, $3,117 and $1,225 of broker rebates were reclassified to interest expense for the U.S. Government and GNMA funds, respectively. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At March 31, 2004 there were no loaned securities outstanding in the U.S. Government Securities Fund or the GNMA Fund.

   FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: The High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)

   The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   MORTGAGE-BACKED DOLLAR ROLLS: During the period ended March 31, 2004, the Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund had TBA Rolls outstanding at period-end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
Core Bond Fund.................           $0 - $200 million   0.600%
                                (greater than) $200 million   0.525
                                (greater than) $500 million   0.475
U.S. Government Securities Fund           $0 - $200 million   0.650
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                              Sub-advisory Fees
                               -----------------------------------------------
                               Core Bond Strategic Bond High Yield  Tax Exempt
Assets                           Fund         Fund      Bond Fund  Insured Fund
------                         --------- -------------- ---------- ------------
$0 -  $200 million............   0.25%        0.35%        0.45%       0.25%
   (greater than) $200 million   0.20         0.25         0.35        0.22
   (greater than) $500 million   0.15         0.20         0.30        0.15

   For the period ended March 31, 2004, expenses were reimbursed to the Funds as follows:

                                         SAAMCO
                                        --------
Core Bond Class A...................... $ 68,026
Core Bond Class B......................   10,294
Core Bond Class C......................    7,508
Core Bond Class I......................   36,239
Core Bond Class Z......................    9,573
U.S. Government Securities Fund Class A  743,747
U.S. Government Securities Fund Class B  179,111
U.S. Government Securities Fund Class C   74,040
GNMA Fund Class A......................  556,056
GNMA Fund Class B......................  261,327
GNMA Fund Class C......................  183,738
GNMA Fund Class I......................   15,169
GNMA Fund Class X......................    1,822
Strategic Bond Class A.................       --
Strategic Bond Class B.................       --
Strategic Bond Class C.................       --
Strategic Bond Class I.................    3,530
High Yield Bond Class A................       --
High Yield Bond Class B................       --
High Yield Bond Class C................    5,158
High Yield Bond Class I................   16,634
High Yield Bond Class Z................    3,346
Tax Exempt Insured Fund Class A........       --
Tax Exempt Insured Fund Class B........       --
Tax Exempt Insured Fund Class C........    7,229

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)

   sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended March 31, 2004, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, AIG SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

   SACS receives sales charges on each Fund's Class A and Class C shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended March 31, 2004, the proceeds received from Class A and Class C sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                               Class A                    Class B
                                -------------------------------------- --------------
                                                                         Contingent
                                 Sales     Affiliated   Non-affiliated Deferred Sales
                                Charges  Broker-dealers Broker-dealers    Charges
                                -------- -------------- -------------- --------------
U.S. Government Securities Fund $165,901    $ 68,506       $ 69,566       $233,981
GNMA Fund......................  855,015     356,102        347,492        872,683
Strategic Bond Fund............  189,271      62,924         92,087         99,531
High Yield Bond Fund...........  539,327      67,930        374,591        259,076
Core Bond Fund.................   31,698      11,227         14,623         22,958
Tax Exempt Insured Fund........   80,343      26,696         38,693         35,277

                                               Class C                    Class C
                                -------------------------------------- --------------
                                                                         Contingent
                                 Sales     Affiliated   Non-affiliated Deferred Sales
                                Charges  Broker-dealers Broker-dealers    Charges
                                -------- -------------- -------------- --------------
U.S. Government Securities Fund $ 33,440    $ 5,418        $ 28,022       $ 28,260
GNMA Fund......................  206,354     69,937         136,417        211,226
Strategic Bond Fund............   37,205      6,441          30,764          7,406
High Yield Bond Fund...........  189,184     12,820         176,364         47,022
Core Bond Fund.................    9,976        910           9,066            892
Tax Exempt Insured Fund........   13,926      1,546          12,380          8,084

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended March 31, 2004 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                   Payable at
                                        Expenses March 31, 2004
                                        -------- --------------
Core Bond Fund Class A................. 151,400     $25,357
Core Bond Fund Class B.................  14,916       1,066
Core Bond Fund Class C.................  11,655         986
Core Bond Fund Class I.................  45,560         567
Core Bond Fund Class Z.................      --          --
U.S. Government Securities Fund Class A 446,189      37,859
U.S. Government Securities Fund Class B 107,392       6,966
U.S. Government Securities Fund Class C  43,171       2,782
GNMA Fund Class A...................... 668,027      61,874
GNMA Fund Class B...................... 364,430      25,786
GNMA Fund Class C...................... 259,390      16,682
GNMA Fund Class I......................      68          --
GNMA Fund Class X......................  13,481       1,543
Strategic Bond Class A.................  88,089       8,110
Strategic Bond Class B.................  72,925       6,720
Strategic Bond Class C.................  38,989       4,031
Strategic Bond Class I.................   7,660         692
High Yield Bond Class A................ 193,804      17,282
High Yield Bond Class B................ 157,537      14,166
High Yield Bond Class C................  98,783       9,887
High Yield Bond Class I................      55          --
High Yield Bond Class Z................      --          --
Tax Exempt Insured Fund Class A........ 159,789      13,047
Tax Exempt Insured Fund Class B........  39,772       3,159
Tax Exempt Insured Fund Class C........  13,031       1,087

   At March 31, 2004, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of Core Bond Fund and High Yield Bond Fund. The Variable Annuity Life Insurance Company ("VALIC"), an indirect wholly owned subsidiary of AIG, owned 85%, 100% and 17% of the outstanding shares of Core Bond Fund Class I, Strategic Bond Fund Class I and Tax Exempt Insured Class B, respectively. SAAMCo owned 37%, 7% and 6% of the outstanding shares of GNMA Fund Class A, U.S. Government Securities Fund Class A and High Yield Bond Fund Class A and 94% of the outstanding shares of Core Bond Class A.

   On November 20, 2003, AIGGIC, the subadvisor for the Tax Exempt Insured Fund purchased a security that caused the fund to exceed 25% of fund assets in issuers representing more than 5% of gross assets. Upon discovery of the investment restriction violation, AIGGIC sold the position at no gain or loss to the fund.

   On April 18, 2002, AIGGIC, the subadviser for the Strategic Bond Fund, reimbursed the Fund for $12,000 due to a violation of the investment restrictions prohibiting the Fund from investing in short sales. The $12,000 reimbursement increased the total return of each class of shares by less than 0.01%.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2004 were as follows:

                                                  U.S. Government                                High      Tax Exempt
                                      Core Bond     Securities         GNMA       Strategic   Yield Bond    Insured
                                        Fund           Fund            Fund       Bond Fund      Fund         Fund
                                     ------------ --------------- -------------- ----------- ------------ ------------
Purchases (excluding U.S. government
 securities)........................ $326,661,517  $         --   $           -- $76,548,339 $402,394,255 $114,933,038
Sales (excluding U.S. government
 securities)........................  318,898,335            --               --  59,287,038  326,251,440  119,534,094
Purchases of U.S. government
 securities.........................  354,428,717   719,382,472    1,532,641,297     354,693           --           --
Sales of U.S. government securities.  394,947,303   688,236,987    1,236,920,981   1,700,781           --           --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, Fund mergers, treatment of defaulted securities and derivative transactions.

                                                                               Tax Distributions
                                        Distributable Earnings                For the year ended
                                  For the year ended March 31, 2004             March 31, 2004
                                -------------------------------------- ---------------------------------
                                           Long-term      Unrealized               Long-term
                                Ordinary Gains/Capital   Appreciation   Ordinary    Capital
                                 Income  Loss Carryover (Depreciation)   Income      Gains    Tax Exempt
                                -------- -------------- -------------- ----------- ---------- ----------
Core Bond Fund................. $225,952 $   2,408,211    $2,541,194   $ 9,138,662 $       -- $       --
U.S. Government Securities Fund  188,740    (9,473,697)    4,567,615     8,059,030         --         --
GNMA Fund......................  195,646      (333,039)    7,809,721    21,435,452  2,290,943         --
Strategic Bond Fund............  527,492   (36,270,706)    6,068,759     5,771,394         --         --
High Yield Bond Fund...........  290,774  (119,235,552)    7,471,117    23,821,470         --         --
Tax Exempt Insured Fund........  644,786       516,899     4,908,813     4,169,977  1,421,597  2,499,752

                                         Tax Distributions
                                 For the year ended March 31, 2003
                                ------------------------------------
                                 Ordinary     Long-term
                                  Income    Capital Gains Tax Exempt
                                ----------- ------------- ----------
Core Bond Fund................. $15,186,265   $     --    $       --
U.S. Government Securities Fund  11,170,917         --            --
GNMA Fund......................  18,685,979         --            --
Strategic Bond Fund............   4,507,318         --            --
High Yield Bond Fund...........  17,388,739         --            --
Tax Exempt Insured Fund........     125,409    667,022     3,022,170

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                  Core       Government                                             Tax Exempt
                                                  Bond       Securities       GNMA       Strategic    High Yield     Insured
                                                  Fund          Fund          Fund       Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  -----------  ------------  -----------
Cost......................................... $232,463,325  $260,274,244  $572,053,190  $93,196,791  $284,977,514  $95,513,245
                                              ============  ============  ============  ===========  ============  ===========
Appreciation.................................    3,225,185     5,235,657     8,087,094    9,608,087    21,268,187    5,015,250
Depreciation.................................     (683,991)     (668,042)     (277,373)  (3,540,785)  (13,800,943)    (106,437)
                                              ------------  ------------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation) -- net $  2,541,194  $  4,567,615  $  7,809,721  $ 6,067,302  $  7,467,244  $ 4,908,813
                                              ============  ============  ============  ===========  ============  ===========

   At March 31, 2004, U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund had capital loss carry forwards of $9,473,697, $333,039, $36,270,706 and $119,235,552, respectively, which were available to the extent provided in regulations and which will expire between 2005-2012. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

   Included in the capital loss carryover amounts at March 31, 2004 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $   997,836
North American Strategic Income Fund..........   9,347,515
North American High Yield Bond Fund...........  13,574,972
North American Municipal Bond Fund............          --

   As of March 31, 2004, GNMA Fund had post October 31, 2003 capital loss deferrals of $50,562. The High Yield Bond Fund had post October 31, 2003 currency loss deferrals of $8,548.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


   Core Bond Fund, U.S. Government Securities Fund and Strategic Bond Fund and High Yield Bond Fund utilized capital loss carry forwards of $4,465,152, $1,647,446, $3,757,332 and $14,023,345, respectively, to offset the Fund's net taxable gains realized and recognized in the year ended March 31, 2004.

   As of March 31, 2004, Strategic Bond Fund had $14,474,804 of capital loss carry forwards that expired.

   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

   For the period ended March 31, 2004, the reclassification arising from book/tax differences primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency resulted in increases (decreases) to the components of net assets as follows:

                                 Accumulated   Accumulated
                                Undistributed Undistributed
                                Net Realized  Net Investment    Paid in
                                 Gain/(Loss)  Income/(Loss)     Capital
                                ------------- -------------- ------------
Core Bond Fund.................  $  (706,891)   $  697,646   $      9,245
U.S. Government Securities Fund     (776,385)      776,385             --
GNMA Fund......................   (1,481,548)    1,481,544              4
Strategic Bond Fund............   13,839,737     1,000,855    (14,840,592)
High Yield Bond Fund...........     (388,215)      388,215             --
Tax Exempt Insured Fund........      217,080      (217,080)            --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                           Core Bond Fund
            -----------------------------------------------------------------------------------------------------------
                                  Class A                                                Class B
            --------------------------------------------------  -------------------------------------------------------
                      For the                   For the                    For the                      For the
                    year ended                year ended                 year ended                   year ended
                  March 31, 2004            March 31, 2003             March 31, 2004               March 31, 2003
            -------------------------   ----------------------  --------------------------    -------------------------
               Shares        Amount       Shares      Amount       Shares         Amount         Shares        Amount
            ----------   ------------   ---------  -----------  ----------    ------------    ----------   ------------

 Shares
 sold...... 12,157,837** $126,019,538** 1,911,203* $19,558,165*    230,410    $  2,390,630       529,865   $  5,366,262

 Reinvested
 shares....    166,183      1,724,538      28,114      286,234       9,326          96,502        14,634        147,929

 Shares
 redeemed..   (954,192)    (9,874,674)   (420,056)  (4,235,193)   (396,722)**   (4,094,764)**   (173,661)*   (1,758,943)*
            ----------   ------------   ---------  -----------  ----------    ------------    ----------   ------------
Net
 increase
 (decrease) 11,369,828   $117,869,402   1,519,261  $15,609,206    (156,986)   $ (1,607,632)      370,838   $  3,755,248
            ==========   ============   =========  ===========  ==========    ============    ==========   ============

                                                           Core Bond Fund
            -----------------------------------------------------------------------------------------------------------
                                 Class C+                                                Class I
            --------------------------------------------------  -------------------------------------------------------
                      For the                   For the                    For the                      For the
                    year ended                year ended                 year ended                   year ended
                  March 31, 2004            March 31, 2003             March 31, 2004               March 31, 2003
            -------------------------   ----------------------  --------------------------    -------------------------
               Shares        Amount       Shares      Amount       Shares         Amount         Shares        Amount
            ----------   ------------   ---------  -----------  ----------    ------------    ----------   ------------

 Shares
 sold......    311,782   $  3,235,617     561,314  $ 5,690,211     794,446    $  8,247,779     1,738,602   $ 17,572,086

 Reinvested
 shares....      8,152         84,453      12,948      131,275      48,795         505,629        94,315        954,643

 Shares
 redeemed..   (352,835)    (3,659,430)   (415,830)  (4,169,367) (2,544,683)    (26,520,623)   (2,046,585)   (20,720,266)
            ----------   ------------   ---------  -----------  ----------    ------------    ----------   ------------
Net
 increase
 (decrease)    (32,901)  $   (339,360)    158,432  $ 1,652,119  (1,701,442)   $(17,767,215)     (213,668)  $ (2,193,537)
            ==========   ============   =========  ===========  ==========    ============    ==========   ============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 22,026 shares of Class B shares in the amount of $222,847 to 21,961 shares of Class A shares in the amount of $222,847.
** Includes automatic conversion of 11,101 shares of Class B shares in the amount of $115,303 to 11,069 shares of Class A shares in the amount of $115,303.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                 Core Bond Fund
            --------------------------------------------------------
                                     Class Z
            --------------------------------------------------------
                       For the                      For the
                     year ended                   year ended
                   March 31, 2004               March 31, 2003
            ---------------------------   --------------------------
               Shares         Amount         Shares        Amount
            -----------   -------------   -----------  -------------

 Shares
 sold......          --   $          --            --  $          --

 Reinvested
 shares....     638,407       6,619,027     1,430,838     14,476,065

 Shares
 redeemed.. (19,744,617)   (204,600,000)   (5,717,731)   (57,739,162)
            -----------   -------------   -----------  -------------
Net
 increase
 (decrease) (19,106,210)  $(197,980,973)   (4,286,893) $ (43,263,097)
            ===========   =============   ===========  =============

                                                      U.S. Government Securities Fund
            -----------------------------------------------------------------------------------------------------------------
                                     Class A                                                   Class B
            --------------------------------------------------------  -------------------------------------------------------
                       For the                      For the                      For the                      For the
                     year ended                   year ended                   year ended                   year ended
                   March 31, 2004               March 31, 2003               March 31, 2004               March 31, 2003
            ---------------------------   --------------------------  --------------------------    -------------------------
               Shares         Amount         Shares        Amount        Shares         Amount         Shares        Amount
            -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------

 Shares
 sold......   8,249,574** $  79,163,236**  16,172,319* $ 152,218,301*    604,504    $  5,811,186     4,495,676   $ 42,228,815

 Reinvested
 shares....     485,614       4,631,195       667,786      6,191,337      95,405         911,700       157,230      1,481,363

 Shares
 redeemed..  (9,407,755)    (89,858,298)  (16,276,413)  (152,748,051) (3,402,329)**  (32,359,944)** (2,574,910)*  (24,236,111)*
            -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------
Net
 increase
 (decrease)    (672,567)  $  (6,063,867)      563,692  $   5,661,587  (2,702,420)   $(25,637,058)    2,077,996   $ 19,474,067
            ===========   =============   ===========  =============  ==========    ============    ==========   ============

                         U.S. Government Securities Fund
            --------------------------------------------------------
                                    Class C+
            --------------------------------------------------------
                       For the                      For the
                     year ended                   year ended
                   March 31, 2004               March 31, 2003
            ---------------------------   --------------------------
               Shares         Amount         Shares        Amount
            -----------   -------------   -----------  -------------

 Shares
 sold......     769,814   $   7,424,108     2,365,163  $  22,258,658

 Reinvested
 shares....      40,198         383,624        61,152        576,229

 Shares
 redeemed..  (1,765,228)    (16,815,629)   (1,288,558)   (12,154,479)
            -----------   -------------   -----------  -------------
Net
 increase
 (decrease)    (955,216)  $  (9,007,897)    1,137,757  $  10,680,408
            ===========   =============   ===========  =============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 534,577 shares of Class B shares in the amount of $4,991,021 to 534,765 shares of Class A shares in the amount of $4,991,021.
** Includes automatic conversion of 246,879 shares of Class B shares in the amount of $2,357,940 to 246,951 shares of Class A shares in the amount of $2,357,940.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2003 -- (continued)

                                                                  GNMA Fund
             -----------------------------------------------------------------------------------------------------------------
                                      Class A                                                   Class B
             --------------------------------------------------------  -------------------------------------------------------
                        For the                      For the                      For the                      For the
                      year ended                   year ended                   year ended                   year ended
                    March 31, 2004               March 31, 2003               March 31, 2004               March 31, 2003
             ---------------------------   --------------------------  --------------------------    -------------------------
                Shares         Amount         Shares        Amount        Shares         Amount         Shares        Amount
             -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------
Shares sold.  20,547,588** $ 235,257,794**  20,986,110* $ 237,799,506*  2,951,236    $ 34,058,784    12,763,664   $145,111,925
Reinvested
 shares.....   1,035,426      11,718,293       667,003      7,573,715     377,158       4,280,751       385,948      4,393,569
Shares
 redeemed... (14,030,583)   (159,555,489)  (10,535,852)  (119,630,103) (7,691,285)**  (87,771,353)** (5,116,327)*  (58,203,016)*
             -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------
Net increase
 (decrease).   7,552,431   $  87,420,598    11,117,261  $ 125,743,118  (4,362,891)   $(49,431,818)    8,033,285   $ 91,302,478
             ===========   =============   ===========  =============  ==========    ============    ==========   ============

                                                                  GNMA Fund
             -----------------------------------------------------------------------------------------------------------------
                                     Class C+                                                   Class I
             --------------------------------------------------------  -------------------------------------------------------
                        For the                      For the                      For the                      For the
                      year ended                   year ended                   year ended                   year ended
                    March 31, 2004               March 31, 2003               March 31, 2004               March 31, 2003
             ---------------------------   --------------------------  --------------------------    -------------------------
                Shares         Amount         Shares        Amount        Shares         Amount         Shares        Amount
             -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------
Shares sold.   3,729,057   $  43,094,583    11,565,832  $ 131,890,842        (126)   $     (1,423)           --   $         --
Reinvested
 shares.....     274,348       3,116,823       245,826      2,806,505          78             877           170          1,919
Shares
 redeemed...  (8,127,227)    (92,785,359)   (3,318,648)   (37,928,650)     (3,502)        (39,640)       (1,350)       (14,552)
             -----------   -------------   -----------  -------------  ----------    ------------    ----------   ------------
Net increase
 (decrease).  (4,123,822)  $ (46,573,953)    8,493,010  $  96,768,697      (3,550)   $    (40,186)       (1,180)  $    (12,633)
             ===========   =============   ===========  =============  ==========    ============    ==========   ============

                                     GNMA Fund
             --------------------------------------------------------
                                      Class X
             --------------------------------------------------------
                        For the                      For the
                      year ended                   year ended
                    March 31, 2004               March 31, 2003
             ---------------------------   --------------------------
                Shares         Amount         Shares        Amount
             -----------   -------------   -----------  -------------
Shares sold.     407,941   $   4,654,916       374,832  $   4,250,363
Reinvested
 shares.....      26,729         302,771         8,750        100,073
Shares
 redeemed...     (49,150)       (558,441)      (37,889)      (437,031)
             -----------   -------------   -----------  -------------
Net increase
 (decrease).     385,520   $   4,399,246       345,693  $   3,913,405
             ===========   =============   ===========  =============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 195,681 shares of Class B shares in the amount of $2,233,137 to 196,215 shares of Class A shares in the amount of $2,233,137.
** Includes automatic conversion of 149,977 shares of Class B in the amount of $1,707,937 to 149,914 shares of Class A shares in the amount of $1,707,937.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                                Strategic Bond Fund
                  -------------------------------------------------------------------------------------------------------------
                                         Class A                                                 Class B
                  ----------------------------------------------------  -------------------------------------------------------
                            For the                    For the                     For the                      For the
                          year ended                 year ended                  year ended                   year ended
                        March 31, 2004             March 31, 2003              March 31, 2004               March 31, 2003
                  -------------------------   ------------------------  --------------------------    -------------------------
                     Shares        Amount       Shares       Amount        Shares         Amount         Shares        Amount
                  ----------   ------------   ----------  ------------  ----------    ------------    ----------   ------------
Shares sold......  4,819,218** $ 15,918,204**  5,749,864* $ 17,063,277*  4,759,644    $ 15,630,339     3,650,173   $ 10,909,683
Reinvested shares    467,498      1,542,884      442,757     1,316,774     333,984       1,103,198       261,564        777,454
Shares redeemed.. (4,479,867)   (14,659,821)  (5,933,899)  (17,581,335) (3,552,293)**  (11,726,594)** (3,827,323)*  (11,336,035)*
                  ----------   ------------   ----------  ------------  ----------    ------------    ----------   ------------
Net increase
 (decrease)......    806,849   $  2,801,267      258,722  $    798,716   1,541,335    $  5,006,943        84,414   $    351,102
                  ==========   ============   ==========  ============  ==========    ============    ==========   ============

                                                                Strategic Bond Fund
                  -------------------------------------------------------------------------------------------------------------
                                        Class C+                                                 Class I
                  ----------------------------------------------------  -------------------------------------------------------
                            For the                    For the                     For the                      For the
                          year ended                 year ended                  year ended                   year ended
                        March 31, 2004             March 31, 2003              March 31, 2004               March 31, 2003
                  -------------------------   ------------------------  --------------------------    -------------------------
                     Shares        Amount       Shares       Amount        Shares         Amount         Shares        Amount
                  ----------   ------------   ----------  ------------  ----------    ------------    ----------   ------------
Shares sold......  3,749,967   $ 12,469,971    2,361,199  $  7,058,032          --    $         --            --   $         --
Reinvested shares    188,761        626,355      162,201       483,955      70,772         233,826        65,251        194,149
Shares redeemed.. (2,151,437)    (7,085,839)  (2,604,349)   (7,748,759)         --              --            --             --
                  ----------   ------------   ----------  ------------  ----------    ------------    ----------   ------------
Net increase
 (decrease)......  1,787,291   $  6,010,487      (80,949) $   (206,772)     70,772    $    233,826        65,251   $    194,149
                  ==========   ============   ==========  ============  ==========    ============    ==========   ============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 860,996 shares of Class B shares in the amount of $2,545,720 to 860,854 shares of Class A shares in the amount of $2,545,720.
** Includes automatic conversion of 426,671 shares of Class B shares in the amount of $1,417,374 to 424,151 shares of Class A shares in the amount of $1,417,374.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                          High Yield Bond Fund
            ---------------------------------------------------------------------------------------------------------------
                                    Class A                                                  Class B
            ------------------------------------------------------  -------------------------------------------------------
                      For the                     For the                      For the                      For the
                     year ended                  year ended                  year ended                   year ended
                   March 31, 2004              March 31, 2003              March 31, 2004               March 31, 2003
            --------------------------   -------------------------  --------------------------    -------------------------
               Shares         Amount        Shares       Amount        Shares         Amount         Shares        Amount
            -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------

 Shares
 sold......  24,186,781** $ 97,119,896**  15,410,944* $ 54,586,537*  8,482,068    $ 34,228,906     5,717,346   $ 20,569,651

 Reinvested
 shares....   1,176,656      4,828,068       783,484     2,876,224     657,839       2,698,352       600,801      2,209,929

 Shares
 redeemed.. (21,361,447)   (86,944,156)  (12,321,331)  (45,700,839) (7,449,571)**  (30,359,369)** (6,957,270)*  (25,671,684)*
            -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Net
 increase
 (decrease)   4,001,990   $ 15,003,808     3,873,097  $ 11,761,922   1,690,336    $  6,567,889      (639,123)  $ (2,892,104)
            ===========   ============   ===========  ============  ==========    ============    ==========   ============

                                                          High Yield Bond Fund
            ---------------------------------------------------------------------------------------------------------------
                                   Class C+                                                  Class I
            ------------------------------------------------------  -------------------------------------------------------
                      For the                     For the                      For the                      For the
                     year ended                  year ended                  year ended                   year ended
                   March 31, 2004              March 31, 2003              March 31, 2004               March 31, 2003
            --------------------------   -------------------------  --------------------------    -------------------------
               Shares         Amount        Shares       Amount        Shares         Amount         Shares        Amount
            -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------

 Shares
 sold......  10,265,844   $ 41,606,962     5,002,813  $ 18,337,823      50,125    $    199,923            --   $         --

 Reinvested
 shares....     460,883      1,902,362       263,054       965,355         227             905           361          1,319

 Shares
 redeemed..  (5,858,398)   (23,969,331)   (2,686,939)   (9,901,331)    (54,097)       (219,345)           --             --
            -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Net
 increase
 (decrease)   4,868,329   $ 19,539,993     2,578,928  $  9,401,847      (3,745)   $    (18,517)          361   $      1,319
            ===========   ============   ===========  ============  ==========    ============    ==========   ============

                             High Yield Bond Fund
            ------------------------------------------------------
                                    Class Z
            ------------------------------------------------------
                      For the                     For the
                     year ended                  year ended
                   March 31, 2004              March 31, 2003
            --------------------------   -------------------------
               Shares         Amount        Shares        Amount
            -----------   ------------   -----------  ------------

 Shares
 sold......          --   $         --             8  $         30

 Reinvested
 shares....   1,634,144      6,692,758     1,700,227     6,221,007

 Shares
 redeemed..          --             --            --            --
            -----------   ------------   -----------  ------------
Net
 increase
 (decrease)   1,634,144   $  6,692,758     1,700,235  $  6,221,037
            ===========   ============   ===========  ============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 483,813 shares of Class B shares in the amount of $1,813,086 to 484,737 of shares of Class A shares in the amount of $1,813,086.
** Includes automatic conversion of 702,453 shares of Class B shares in the amount of $2,892,417 to 704,002 shares of Class A shares in the amount of $2,892,417.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                                 Tax Exempt Insured Fund
                        -------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        ----------------------------------------------------  -------------------------------------------------
                                  For the                    For the                   For the                   For the
                                year ended                 year ended                 year ended                year ended
                              March 31, 2004             March 31, 2003             March 31, 2004            March 31, 2003
                        -------------------------   ------------------------  -----------------------    ----------------------
                           Shares        Amount       Shares       Amount       Shares        Amount       Shares      Amount
                        ----------   ------------   ----------  ------------  --------    -----------    --------   -----------
Shares sold............    682,967** $  9,118,210**  1,796,170* $ 23,825,662*  114,501    $ 1,538,768     453,361   $ 6,022,337
Reinvested shares......    223,173      2,932,244      145,158     1,916,793    43,442        569,970      27,036       357,478
Shares redeemed........ (1,529,607)   (20,408,255)  (1,969,797)  (26,214,114) (321,289)**  (4,281,374)** (475,903)*  (6,259,772)*
                        ----------   ------------   ----------  ------------  --------    -----------    --------   -----------
Net increase (decrease)   (623,467)  $ (8,357,801)     (28,469) $   (471,659) (163,346)   $(2,172,636)      4,494   $   120,043
                        ==========   ============   ==========  ============  ========    ===========    ========   ===========

                                       Tax Exempt Insured Fund
                        ----------------------------------------------------
                                              Class C+
                        ----------------------------------------------------
                                  For the                    For the
                                year ended                 year ended
                              March 31, 2004             March 31, 2003
                        -------------------------   ------------------------
                           Shares        Amount       Shares       Amount
                        ----------   ------------   ----------  ------------
Shares sold............    138,250   $  1,836,415      345,981  $  4,588,301
Reinvested shares......     15,551        204,119        9,084       120,117
Shares redeemed........   (196,573)    (2,629,076)    (193,507)   (2,561,636)
                        ----------   ------------   ----------  ------------
Net increase (decrease)    (42,772)  $   (588,542)     161,558  $  2,146,782
                        ==========   ============   ==========  ============

 + Effective February 23, 2004, Class II shares were redesignated to Class C shares.
 * Includes automatic conversion of 97,811 shares of Class B shares in the amount of $1,288,353 to 97,827 shares of Class A shares in the amount of $1,288,353.
** Includes automatic conversion of 85,689 shares of Class B shares in the amount of $1,140,500 to 85,710 shares of Class A shares in the amount of $1,140,500.

Note 7. Commitments and Contingencies

   The SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in interest expense of the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the period ended March 31, 2004, the U.S. Government Securities Fund, GNMA Fund and High Yield Bond Fund had borrowings outstanding for 7, 4 and 40 days, respectively, under the line of credit and incurred $1,324, $83, and $10,687, respectively, in interest charges related to these borrowings. The U.S. Government Securities Fund, GNMA Fund, and High Yield Bond Fund's average amount of debt under the line of credit for the days utilized was $4,534,456, $484,668 and $6,232,103, respectively, at a weighted average interest rate of 1.51%, 1.55% and 1.57%, respectively.

   The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2004 none of the Funds participated in this program.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


Note 8. Trustees Retirement Plan

   The Trustees (and Directors) of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following amounts of the Retirement Plan liability are included in the accrued expense on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees on the Statement of Operations.

                                                                                      Retirement Retirement Retirement
                                                                                         Plan       Plan       Plan
                                                                                      Liability   Expense    Payments
                                                                                      ---------- ---------- ----------
                                                                                            As of March 31, 2004
                                                                                      --------------------------------
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..  $ 19,794   $12,360     $  216
U.S. Government Securities Fund . . . . . . . . . . . . . . . . . . . . . ...........   112,134    11,678      2,721
GNMA Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40,732    21,468        587
Strategic Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ...    26,580     3,159        618
High Yield Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....    45,905     7,894        930
Tax Exempt Insured Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .......    33,650     4,066        762

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the SunAmerica Income Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund (constituting the SunAmerica Income Funds, hereafter referred to as the "Funds") at March 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States of America), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

May 18, 2004
New York, New York

        SunAmerica Income Funds
        TRUSTEE INFORMATION -- March 31, 2004 -- (unaudited)


The following table contains basic information regarding the Trustees that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                                                                                 Funds in
                         Position     Term of                                      Fund                Other
Name,                   Held With    Office and                                   Complex          Directorships
Address and             SunAmerica Length of Time     Principal Occupations     Overseen by           Held by
Date of Birth*           Complex     Served(4)         During Past 5 Years      Trustee(1)          Trustee(2)
--------------          ---------- -------------- ----------------------------- ----------- ----------------------------

Jeffrey S. Burum(5)      Trustee   2004 - present Founder and CEO of                32      None
DOB: February 27, 1963                            National Housing
                                                  Development Corp.

S. James Coppersmith(5)  Trustee   1986 - 2004    Retired.                          41      Director of BJ's Wholesale
DOB: February 21, 1933                                                                      Club, Inc.; Director, Boston
                                                                                            Stock Exchange.

Dr. Judith L. Craven     Trustee   2001 - present Retired.                          70      Director, A.G. Belo
DOB: October 6, 1945                                                                        Corporation (1992 to
                                                                                            present); Director, Sysco
                                                                                            Corporation (1996 to
                                                                                            present); Director, Luby's
                                                                                            Inc. (1998 to present).

William F. Devin         Trustee   2001 - present Retired.                          70      Member of the Board of
DOB: December 30, 1938                                                                      Governors, Boston Stock
                                                                                            Exchange (1985-Present).

Samuel M. Eisenstat      Chairman  1986 - present Attorney, solo practitioner.      42      Director, North European
DOB: March 7, 1940       of the                                                             Oil Royalty Trust.
                         Board

Stephen J. Gutman        Trustee   1986 - present Partner and Member of             42      None
DOB: May 10, 1943                                 Managing Directors, Beau
                                                  Brummell-Soho, LLC
                                                  (licensing of menswear
                                                  specialty retailing and other
                                                  activities) (June 1988 to
                                                  present).

        SunAmerica Income Funds
        TRUSTEE INFORMATION -- March 31, 2004 -- (unaudited) (continued)

                                                                              Number of
                                                                              Funds in
                       Position     Term of                                     Fund             Other
Name,                 Held With    Office and                                  Complex       Directorships
Address and           SunAmerica Length of Time    Principal Occupations     Overseen by        Held by
Date of Birth*         Complex     Served(4)        During Past 5 Years      Trustee(1)       Trustee(2)
--------------        ---------- -------------- ---------------------------- ----------- ----------------------

PeterA. Harbeck(3)     Trustee   1995 - present President, CEO and Director,     79      None
DOB: January 23, 1954                           AIG SunAmerica Asset
                                                Management Corp.
                                                ("SAAMCo") (August 1995
                                                to present); Director, AIG
                                                SunAmerica Capital
                                                Services, Inc. ("SACS")
                                                (August 1993 to present).

Sebastiano Sterpa(5)   Trustee   1993 - 2004    Founder and Chairman of the      32      Director, Real Estate
DOB: July 18, 1929                              Board of the Sterpa Group                Business Service and
                                                (real estate investment and              Countrywide Financial.
                                                management) (1962 to
                                                present).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 8 of the financial statements.
(5) Effective on February 23, 2004, S. James Coppersmith and Sebastian Sterpa retired as Trustees and Jeffrey S. Burum began serving as Trustee.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Income Funds
        SPECIAL MEETING OF SHAREHOLDERS -- Proxy Voting Results -- March 31, 2004 (unaudited)

A Special Meeting of the Shareholders of SunAmerica Income Funds was held on January 30, 2004. The Funds voted in favor the following proposal.

1. To elect as Directors/Trustees the following nominees:

                  Jeffery S. Burum  Dr. Judith L. Cravin William F. Devin Samuel M. Eisenstat
                  ----------------- -------------------- ---------------- -------------------
Votes Affirmative    175,372,150        175,329,688        175,395,834        175,352,242
Votes Withhold...      1,509,288          1,551,750          1,485,604          1,529,196

                  Stephen J. Gutman   Peter A. Harbeck   William J. Shea*
                  ----------------- -------------------- ----------------
Votes Affirmative    175,371,883        175,383,962        175,350,888
Votes Withhold...      1,509,555          1,497,476          1,530,550

* Mr Shea never assumed his position on the Board of Trustees'.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2004 -- (unaudited)


Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended March 31, 2004. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2005.

During the year ended March 31, 2004 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                     Net          Net        Net Long-   Qualifying % for the
                                          Total   Investment  Short-Term       Term         70% Dividends
                                        Dividends   Income   Capital Gains Capital Gains  Received Deduction
                                        --------- ---------- ------------- ------------- --------------------
Core Bond Class A......................   0.27       0.27          --            --               -- %
Core Bond Class B......................   0.19       0.19          --            --                --
Core Bond Class C......................   0.19       0.19          --            --                --
Core Bond Class I......................   0.27       0.27          --            --                --
Core Bond Class Z......................   0.33       0.33          --            --                --
U.S. Government Securities Fund Class A   0.30       0.30          --            --                --
U.S. Government Securities Fund Class B   0.24       0.24          --            --                --
U.S. Government Securities Fund Class C   0.24       0.24          --            --                --
GNMA Fund Class A......................   0.51       0.31        0.15          0.05                --
GNMA Fund Class B......................   0.43       0.23        0.15          0.05                --
GNMA Fund Class C......................   0.43       0.23        0.15          0.05                --
GNMA Fund Class I......................   0.42       0.22        0.15          0.05                --
GNMA Fund Class X......................   0.54       0.34        0.15          0.05                --
Strategic Bond Fund Class A............   0.21       0.21          --            --              0.86
Strategic Bond Fund Class B............   0.19       0.19          --            --              0.86
Strategic Bond Fund Class C............   0.20       0.20          --            --              0.86
Strategic Bond Fund Class I............   0.22       0.22          --            --              0.86
High Yield Bond Fund Class A...........   0.36       0.36          --            --              0.96
High Yield Bond Fund Class B...........   0.33       0.33          --            --              0.96
High Yield Bond Fund Class C...........   0.33       0.33          --            --              0.96
High Yield Bond Fund Class I...........   0.27       0.27          --            --              0.96
High Yield Bond Fund Class Z...........   0.38       0.38          --            --              0.96
Tax Exempt Insured Class A*............   0.81       0.37        0.24          0.20                --
Tax Exempt Insured Class B*............   0.71       0.27        0.24          0.20                --
Tax Exempt Insured Class C*............   0.72       0.28        0.24          0.20                --

--------
* Tax exempt interest dividends

For the year ended March 31, 2004, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum percentage that may be considered qualified dividend income:

                                         Qualified Dividend
                    Portfolio            Income Percentage
                    ---------            ------------------
                    Strategic Bond Fund.        0.72%
                    High Yield Bond Fund        0.85%

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES


As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

Core Bond Fund

For the annual period ended March 31, 2004, the SunAmerica Core Bond Fund Class A returned 4.30% at NAV. The Fund's peer group, the Lipper Corporate Debt Funds A Rated Category, returned 6.11% during the same time frame. The Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index returned 5.41% for the twelve-month period.

The corporate credit sector was the primary driver of the fund's performance. The Fund entered the period overweight in this asset class and benefited from the sector's positive momentum. In contrast, the fund's performance suffered as a result of being overweight in the Agency sector at inopportune times. An overweight position in U.S. Agencies detracted from performance over the June/July time frame, as this sector was especially hurt by the dramatic technical sell-off in the U.S. Treasury market. Positions in collateralized mortgage-backed securities and asset-backed securities performed well in the first quarter of 2004.

In the government sector the portfolio was structured to best take advantage of an anticipated flattening of the yield curve. This failed to materialize as quickly as anticipated and a slightly long position in duration during the June/July period contributed to the fund's performance drag. A dramatic sell-off in the fixed income last summer led to underperformance in the Agency and mortgage-backed securities markets.

The Fund benefited from being overweight in the Telecom, Cable and Utilities sectors, all of which outperformed. To boost yield, the Fund purchased generally higher yielding Treasury securities. In the Agency sector, short maturity, and one-time call bonds were purchased which offered good yield enhancement. The Fund also garnered additional yield by purchasing Freddie Mac and Fannie Mae subordinated notes.

                                    [CHART]


                                      Lehman Brothers
       Core Bond Fund Class A/#/  U.S. Aggregate Bond Index
       ------------------------    --------------------
3/94         $ 9,524                     $10,000
3/95           9,882                      10,500
3/96          10,932                      11,631
3/97          11,346                      12,202
3/98          12,747                      13,666
3/99          13,335                      14,551
3/00          13,404                      14,825
3/01          14,589                      16,681
3/02          15,035                      17,572
3/03          16,475                      19,626
3/04          17,183                      20,687


                      Class A            Class B            Class C            Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC                SEC
      Core       Average            Average            Average            Average            Average
      Bond       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -0.61%     4.30%   -0.32%     3.68%    2.68%     3.68%    4.35%     4.35%    4.92%     4.92%
---------------------------------------------------------------------------------------------------------------
5 Year Return     4.18%    28.86%    4.17%    24.68%    4.51%    24.68%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
10 Year Return    5.56%    80.41%      N/A       N/A      N/A       N/A      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  6.20%   128.29%    5.55%    71.58%    5.43%    69.73%    6.81%    27.78%    7.28%    29.90%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 5/1/91; Class B: 4/1/94; Class C: 4/1/94; Class I:
  7/10/00; Class Z: 7/10/00
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2004, the SunAmerica Core Bond Class A returned -0.61%, compared to 5.41% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

U.S. Government Securities Fund

For the annual period ended March 31, 2004, the SunAmerica U.S. Government Securities Fund Class A and Class B returned 3.29% and 2.62% at NAV, respectively. The Fund's peer class, the Lipper General U.S. Government Funds Category, returned 2.96% in the same period. The Fund's benchmark, the Lehman Brothers Government Bond Index returned 4.24%.

The past twelve months have witnessed one of the most volatile periods in the Government Securities markets in years. The 10-Year Treasury note rallied sharply in June as its yield hit levels not seen since the late 1950s. This was quickly reversed, however, over the summer as inflation worries sent the 10-year Treasury note into its largest one-month decline in 15 years. By the close of the third quarter, the 10-year note had recovered and yields trended steadily downward throughout the rest of the reporting period.

The U.S. Government Securities Fund maintained an underweight position in U.S. Treasuries and an overweight position in GNMA Securities relative to its benchmark. While a longer duration posture caused the fund to underperform over the summer, the fund profited from the drop in yields when the market recovered. The Fund benefited by being overweight GNMAs as spreads narrowed from 120 to 100 basis points and from being longer in duration than the benchmark in the later part of the reporting period. For the year ended 3/31/04, the duration of the Fund was longer than the Fund's Lehman Brothers Government Bond Index benchmark.


               [CHART]


            U.S. Government           Lehman Brothers
        Securities Fund Class B    Government Bond Index
        -----------------------      ----------------
3/94           $10,000                   $10,000
3/95            10,329                    10,431
3/96            11,245                    11,523
3/97            11,618                    12,018
3/98            12,640                    13,478
3/99            13,177                    14,378
3/00            13,207                    14,737
3/01            14,833                    16,555
3/02            15,235                    17,207
3/03            17,388                    19,514
3/04            17,960                    20,342


                        Class A                Class B                Class C
      U.S.       ---------------------- ---------------------- ----------------------
   Government    SEC Average            SEC Average            SEC Average
   Securities      Annual    Cumulative   Annual    Cumulative   Annual    Cumulative
      Fund         Return     Return+     Return     Return+     Return     Return+
---------------- ----------- ---------- ----------- ---------- ----------- ----------
1 Year Return      -1.61%       3.29%     -1.38%       2.62%      1.62%       2.62%
-------------------------------------------------------------------------------------
5 Year Return       5.79%      39.11%      5.82%      34.67%        N/A         N/A
-------------------------------------------------------------------------------------
10 Year Return      6.08%      89.43%      6.03%      79.60%        N/A         N/A
-------------------------------------------------------------------------------------
Since Inception*    5.72%      88.14%      6.49%     211.39%      6.52%      35.70%
-------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/1/93; Class B: 3/3/86; Class C: 6/1/99.
For the 12 month period ending March 31, 2004, the SunAmerica U.S. Government Securities Class B returned -1.38%, compared to 4.24% for the Lehman Brothers Government Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

GNMA Fund

For the annual period ended March 31, 2004, the SunAmerica GNMA Fund Class A and Class B returned 3.06% and 2.39% at NAV, respectively. The Fund's peer class, the Lipper GNMA Funds Category, returned 2.72% in the same period. The Fund's benchmark, the Citigroup Mortgage GNMA Index, returned 3.79%.

The mortgage-backed securities markets were strongly impacted early in the reporting period by wide swings in the Treasury markets. The 10-year Treasury note rallied sharply in June on strong mortgage prepayment activity as more homeowners refinanced their loans. While the Fund's overweight position in low coupons cushioned it from significant underperformance during the rally, it hurt performance over the summer as the Treasury markets reversed course. However, by September, the markets had reversed once again. The fund recouped much of its losses and GNMA securities went on to outperform Treasuries throughout the remainder of the reporting period.

The GNMA Fund remained long in duration through the summer, creating some performance setbacks as the Treasury and mortgage-backed securities markets whipsawed up and down. The Fund recouped losses, however, when yields dropped and spreads narrowed in the third quarter of 2003. Given the media focus on Freddie Mac and the Federal National Mortgage Association (Fannie Mae) and potential for credit downgrades, the fund benefited from a commitment to invest solely in securities with explicit guarantees by the Federal Government.

                                    [CHART]

                              Citigroup Mortgage
        GNMA Fund Class B         GNMA Index
        -----------------     ------------------
3/94        $10,000               $10,000
3/95         10,381                10,619
3/96         11,433                11,773
3/97         11,983                12,476
3/98         13,354                13,832
3/99         14,118                14,701
3/00         14,337                15,135
3/01         16,124                16,941
3/02         16,760                18,055
3/03         18,693                19,576
3/04         19,141                20,317


                      Class A            Class B            Class C            Class X
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
                 Average            Average            Average            Average
      GNMA       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -1.87%     3.06%   -1.55%     2.39%    1.41%     2.39%    3.31%     3.31%
--------------------------------------------------------------------------------------------
5 Year Return     5.97%    40.25%    5.96%    35.58%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return    6.86%   103.75%    6.71%    91.41%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  6.42%   101.43%    7.99%   400.21%    6.73%    36.99%    7.64%    16.17%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 4/25/83; Class C: 6/1/99; Class
  X: 3/19/02.

For the 12 month period ending March 31, 2004, the SunAmerica GNMA Class B returned -1.55%, compared to 3.79% for the Citigroup Mortgage GNMA Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

Strategic Bond Fund

For the annual period ended March 31, 2004, the SunAmerica Strategic Bond Fund Class A returned 18.04% at NAV. The Fund outperformed both its peer group, the Lipper Multi-Sector Income Funds Category, which returned 14.03%, and its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 5.41% for the twelve-month period.

The high yield bond rally that had begun in late 2002 continued, spurred by declining default rates and continuing balance sheet improvements. Investors were attracted to the sector's double-digit average yields in a historically low interest rate environment. At the same time, emerging market debt benefited as investors grew more confident that signs of strength in the United States and Asia will be enough to keep the world in a mode of positive economic growth. Both sectors enjoyed credit market improvements, but not enough to spur an interest rate hike from the Federal Reserve.

The U.S. investment grade bond sector, however, experienced one of its most volatile periods in years. The bell weather 10-Year U.S. Treasury rallied sharply in June, only to turn around and sell-off dramatically in July and August. This hurt the performance of mortgage-backed securities, which suffered as extension risk haunted the market. Meanwhile the corporate debt market languished as investors sought higher returns elsewhere.

As of March 31, 2004, the fund's assets were allocated in the following percentage ranges: 40% high yield bonds; 30% U.S. investment-grade bonds; 20% emerging market debt; and approximately a 10% investment in non-U.S. dollar bonds issued by large, developed countries.

The Fund's positions in the high yield and emerging markets sectors drove its strong performance in the twelve-month period covered by this report and accounted for its significant outperformance of its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The Fund also benefited from its non-U.S. dollar allocation to Euro denominated government bonds. As the Euro appreciated versus the U.S. dollar, this segment turned in strong results. In addition, emerging market debt holdings in Brazil rallied as the country moved towards operating in a fiscally conservative manner. An underweight in high-grade corporate bonds buffered the fund from declining prices spurred by historically low interest rates.

                                    [CHART]

        Strategic Bond       Lehman Brothers
        Fund Class A/#/   U.S. Aggregate Bond Index
        ---------------   --------------------
 3/94     $ 9,529              $10,000
 3/95       9,582               10,500
 3/96      11,490               11,631
 3/97      12,913               12,202
 3/98      14,551               13,666
 3/99      14,388               14,551
 3/00      14,700               14,825
 3/01      15,460               16,681
 3/02      16,145               17,572
 3/03      17,610               19,626
 3/04      20,786               20,687


                                     Class A            Class B            Class C            Class I
                                ------------------ ------------------ ------------------ ------------------
                                  SEC                SEC                SEC                SEC
                                Average            Average            Average            Average
     Strategic                  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Bond Fund                  Return   Return+   Return   Return+   Return   Return+   Return   Return+
-------------------             ------- ---------- ------- ---------- ------- ---------- ------- ----------
 1 Year Return                  12.56%    18.04%   13.29%    17.29%   16.43%    17.43%   18.38%    18.38%
-----------------------------------------------------------------------------------------------------------
 5 Year Return                   6.58%    44.47%    6.57%    39.38%    7.02%    40.37%      N/A       N/A
-----------------------------------------------------------------------------------------------------------
 10 Year Return                  7.59%   118.13%      N/A       N/A      N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------
 Since Inception*                6.79%   108.08%    7.52%   106.52%    7.46%   105.36%    9.92%    42.22%
-----------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 4/1/94; Class C: 4/1/94; Class I:
  7/10/00
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2004, the SunAmerica Strategic Bond Class A returned 12.56%, compared to 5.41% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

High Yield Bond Fund

For the twelve-month period ended March 31, 2004, the SunAmerica High Yield Bond Fund Class A returned 26.05% at NAV. The Fund outperformed both its peer group, the Lipper High Current Yield Funds Category, which returned 19.71%, and its benchmark, the Citigroup High Yield Market Index, which returned 22.39% for the same period.

In the last twelve months the high yield market provided very strong performance. The sector was buoyed by improvements in the economy, improvements in company balance sheets and a declining default rate. Yields remained very attractive relative to other asset classes and heightened demand for high yield bonds led to increased liquidity in the market. This contributes to a declining default rate as some companies that were at the margin primarily due to a debt profile that featured too much short-term debt were able to take advantage of the existing market to refinance short-term debt with longer-term bonds.

The Fund benefited from security selection and overall market performance. Positions in Wireless, Healthcare and Media Cable drove Fund returns and accounted for the bulk of Fund's outperformance versus the benchmark.

In the latter part of the reporting period, the Fund began to rotate out of Wireless positions that had become fully valued and took on new positions that were still trading at cheap levels. It added IWO Wireless and Rural Cellular, for example, and continued to benefit from an existing position in American Cellular. The fund also increased its weightings in Utilities, including Edison Mission, which rallied strongly in the first quarter of 2004. The performance in the Healthcare segment was heavily influenced by the resolution of securities fraud issues and accompanying rebound in Healthsouth.

                                    [CHART]


        High Yield Bond          Citigroup
        Fund Class A/#/   High Yield Market Index
        ---------------   -----------------------
11/98       $ 9,524               $10,000
 3/99         9,999                10,651
 3/00         9,710                10,397
 3/01         9,877                10,679
 3/02         9,692                10,828
 3/03         9,454                11,361
 3/04        11,917                13,904


                      Class A            Class B            Class C            Class Z
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
                 Average            Average            Average            Average
   High Yield    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
   Bond Fund     Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    20.14%    26.05%   21.55%    25.55%   24.14%    25.14%   26.83%    26.83%
--------------------------------------------------------------------------------------------
5 Year Return     2.56%    19.18%    2.59%    15.12%      N/A       N/A    4.08%    22.15%
--------------------------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  3.30%    25.12%    3.39%    20.53%    4.13%    15.72%    4.73%    28.42%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/98; Class B: 11/1/98; Class C: 8/21/00; Class
  Z: 11/1/98
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2004, the SunAmerica High Yield Bond Class A returned 20.14%, compared to 22.39% for the Citigroup High Yield Market Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (continued)

Tax Exempt Insured Fund

For the twelve months ended March 31, 2004, the SunAmerica Tax Exempt Insured Fund Class A returned 4.86% at NAV, outperforming its peer group, the Lipper Insured Municipal Debt Funds Category, which returned 4.75% in the same period. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 5.86%

Over the reporting period the fund was positioned to take advantage of a flattening yield curve. While the yield curve has failed to flatten as quickly as anticipated, the fund benefited from being overweight the 8-12 year and 17-22 year maturity ranges. Both segments outperformed the Lehman Municipal Bond Index.

In addition, the fund benefited from a combination of sector selections. The Fund continued to favor the high yields available in the hospital and transportation sectors. The Fund remained overweight in these sectors, and both sectors outperformed the Index. The Fund also continued to remain overweight essential revenue issues. This is at the expense of general obligation issues, which have weakened in the face of rising state deficits.

Within the transportation sector, the Fund took advantages of price weakness in the market to purchase Pennsylvania Turnpike Commission Revenue 5.25% 12/1/23 and Triborough Bridge and Tunnel Authority Revenue, New York 5.25% 11/15/30 bonds. The Fund also added Franklin County, Ohio Hospital Revenue (OhioHealth Corp.) 5.25% 5/15/23 to its hospital holdings. This bond was purchased at new issue, and its price rose after the bonds were distributed. An additional purchase that has benefited the fund was New York City, New York General Obligation 5.0% 8/1/20.

               [CHART]


             Tax Exempt               Lehman Brothers
       Insured Fund Class A/#/     Municipal Bond Index
       -----------------------     --------------------
3/94         $ 9,522                    $10,000
3/95          10,186                     10,743
3/96          10,936                     11,643
3/97          11,400                     12,278
3/98          12,572                     13,593
3/99          13,143                     14,436
3/00          12,985                     14,425
3/01          14,295                     16,000
3/02          14,564                     16,610
3/03          15,886                     18,252
3/04          16,670                     19,322


                             Class A            Class B            Class C
                        ------------------ ------------------ ------------------
                          SEC                SEC                SEC
                        Average            Average            Average
                        Annual  Cumulative Annual  Cumulative Annual  Cumulative
Tax Exempt Insured Fund Return   Return+   Return   Return+   Return   Return+
----------------------- ------- ---------- ------- ---------- ------- ----------
   1 Year Return        -0.16%     4.86%    0.15%     4.10%    3.14%     4.14%
--------------------------------------------------------------------------------
   5 Year Return         3.86%    26.83%    3.78%    22.40%      N/A       N/A
--------------------------------------------------------------------------------
   10 Year Return        5.24%    75.07%    5.19%    65.78%      N/A       N/A
--------------------------------------------------------------------------------
   Since Inception*      5.93%   202.02%    4.46%    57.98%    4.54%    23.92%
--------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
* Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 6/1/99.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending March 31, 2004, SunAmerica Tax Exempt Insured Class A returned -0.16%, compared to 5.86% for the Lehman Brothers Municipal Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       This report is submitted
 Samuel M. Eisenstat                                                solely for the general
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. information of
 Dr. Judith L. Craven       Harborside Financial                    shareholders of the Fund.
 William F. Devin             Center                                Distribution of this
 Stephen J. Gutman          3200 Plaza 5                            report to persons other
 Jeffrey S. Burum           Jersey City, NJ                         than shareholders of
                              07311-4992                            the Fund is authorized
Officers                                                            only in connection with a
 Robert M. Zakem,          Distributor                              currently effective
   President                AIG SunAmerica Capital                  prospectus, setting forth
 Donna M. Handel,             Services, Inc.                        details of the Fund,
   Treasurer                Harborside Financial                    which must precede or
 Michael Cheah, Vice          Center                                accompany this report.
   President                3200 Plaza 5
 J. Steven Neamtz, Vice     Jersey City, NJ                         VOTING PROXIES ON FUND
   President                  07311-4992                            PORTFOLIO SECURITIES.
 Abbe P. Stein, Vice                                                A description of the
   President and           Shareholder Servicing                    policies and procedures
   Assistant Secretary     Agent                                    that the Trust uses to
 Joseph P. Kelly,           AIG SunAmerica Fund                     determine how to vote
   Secretary                  Services, Inc.                        proxies relating to
 Stacey V. Morrison,        Harborside Financial                    securities held in the
   Assistant Secretary        Center                                Fund's portfolio which is
 Gregory R. Kingston,       3200 Plaza 5                            available in the Trust's
   Vice President and       Jersey City, NJ                         Statement of Additional
   Assistant Treasurer        07311-4992                            Information, may be
 Robert A. Chopyak,                                                 obtained without charge
   Assistant Treasurer     Custodian and Transfer                   upon request, by calling
                           Agent                                    (800) 858-8850. This
                            State Street Bank and                   information is also
                              Trust Company                         available from the EDGAR
                            P.O. Box 419572                         database on the
                            Kansas City, MO                         Securities and Exchange
                              64141-6572                            Commission's Internet
                                                                    site at
                                                                    http://www.sec.gov.


Distributed by:
AIG SunAmerica Capital Services, Inc.

INANN-3/04

Item 2. Code of Ethics

The SunAmerica Income Funds ("the Trust") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Income Funds does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Trust's financial statements, supervise the Trust's preparation of its financial statements, and oversee the work of the Trust's independent auditors.

Item 4. Principal Accountant Fees and Services.

     (a)-(d) Aggregate fees billed to the Trust for the last two fiscal years for professional services rendered by the Trust's principal accountant were as follows:

                                             2003            2004
                Audit Fees                 $122,375        $152,460
                Audit-Related Fees         $ 62,400        $ 61,820
                Tax Fees                   $ 56,599        $ 58,871
                All Other Fees             $      0        $      0

          Audit Fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Trust's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
          (e)


               (1) The Fund's audit committee pre-approves all audit services provided by the Fund's principal accountant for the Fund and all non-audit services provided by the Fund's principal accountant for the Fund, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Fund, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Fund.

               (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f)  Not Applicable.

          (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Trust's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Fund for 2004 and 2003 were $1,493,934 and $783,854, respectively.

          (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Trust's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of equity securities by Closed-End Management Investment Company and affiliated purchasers.

Not applicable.

Item 9. Submission of matters to a vote of security holders.

Not applicable.

Item 10. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 11. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 9, 2004

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2004